UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Multi-Asset Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS 100.0% (a)(b)
PIMCO CommoditiesPLUSTM Strategy Fund	1,248,913	$14,050
PIMCO CommodityRealReturn Strategy Fund®	1,809,082	14,871
PIMCO Convertible Fund	2,038,456	27,132
PIMCO Developing Local Markets Fund	2,493,077	26,377
PIMCO Diversified Income Fund	2,383,736	27,699
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,757,890	34,336
PIMCO Emerging Local Bond Fund	1,405,814	15,548
PIMCO Emerging Markets Bond Fund	403,129	4,604
PIMCO EqS Pathfinder FundTM	2,105,952	20,533
PIMCO Floating Income Fund	4,842,602	43,390
PIMCO Foreign Bond Fund (Unhedged)	3,863	43
PIMCO Fundamental Advantage Total Return Strategy Fund	31,368,685	149,629
PIMCO Fundamental IndexPLUSTM Fund	70,491	458
PIMCO Fundamental IndexPLUSTM TR Fund	562,214	3,148
PIMCO Global Advantage Strategy Bond Fund	1,476,865	17,338
PIMCO High Yield Fund	1,871,443	17,311
PIMCO Income Fund	5,245,847	58,701
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	279,175	2,482
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	283,942	1,848
PIMCO Investment Grade Corporate Bond Fund	3,705,123	43,906
PIMCO Long Duration Total Return Fund	33,110	398
PIMCO Long-Term Credit Fund	3,497,919	44,843
PIMCO Long-Term U.S. Government Fund	39,958	502
PIMCO Low Duration Fund	1,881,915	20,005
PIMCO Real Return Asset Fund	3,629,770	44,537
PIMCO Real Return Fund	815,594	9,420
PIMCO RealEstateRealReturn Strategy Fund	1,680,994	7,548
PIMCO Short-Term Fund	1,851,097	18,381
PIMCO Small Cap StocksPLUS® TR Fund	87,514	648
PIMCO StocksPLUS® Total Return Fund	10,685	79
PIMCO Total Return Fund	398,957	4,628
PIMCO Unconstrained Bond Fund	7,773,994	87,924

Total Mutual Funds (Cost $674,139)		762,317

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$296	296

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $303. Repurchase proceeds are $296.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	50,990	511

Total Short-Term Instruments (Cost $807)		807

Total Investments 100.1% (Cost $674,946)		$763,124
Other Assets and Liabilities (Net) (0.1%)		(449)

Net Assets 100.0%		$762,675

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mutual Funds	$762,317	$0	$0	$762,317
Short-Term Instruments
Repurchase Agreements	0	296	0	296
PIMCO Short-Term Floating NAV Portfolio	511	0	0	511

Investments, at value	$762,828	$ 296	$ 0	$ 763,124

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 39.1%
BANKING & FINANCE 35.8%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$1,000	$1,064
Ally Financial, Inc.
6.875% due 09/15/2011		500	518
7.250% due 03/02/2011		500	511
American Express Bank FSB
0.386% due 05/29/2012		200	198
American Express Co.
7.250% due 05/20/2014		600	704
American Express Credit Corp.
0.376% due 02/24/2012		1,100	1,093
5.875% due 05/02/2013		400	441
American International Group, Inc.
8.175% due 05/15/2068		800	806
ANZ National International Ltd.
0.792% due 08/19/2014		1,000	1,009
6.200% due 07/19/2013		1,300	1,446
Bank of America Corp.
5.375% due 06/15/2014		1,000	1,081
Bank of Montreal
2.850% due 06/09/2015		1,900	2,003
Bank of Scotland PLC
4.880% due 04/15/2011		700	716
Barclays Bank PLC
7.434% due 09/29/2049		200	206
Bear Stearns Cos. LLC
6.950% due 08/10/2012		700	774
Citibank N.A.
1.375% due 08/10/2011		13,400	13,528
Citigroup, Inc.
0.715% due 11/05/2014		500	464
2.384% due 08/13/2013		300	302
5.250% due 02/27/2012		1,000	1,051
6.000% due 12/13/2013		1,500	1,646
Commonwealth Bank of Australia
0.572% due 09/17/2014		15,800	15,763
0.948% due 07/12/2013		8,900	8,925
Countrywide Financial Corp.
5.800% due 06/07/2012		300	319
DanFin Funding Ltd.
1.226% due 07/16/2013		1,900	1,899
Dexia Credit Local
0.693% due 03/05/2013		1,000	997
Dexia Credit Local S.A.
0.961% due 04/29/2014		7,900	7,875
Ford Motor Credit Co. LLC
3.277% due 01/13/2012		800	800
7.000% due 10/01/2013		400	429
7.250% due 10/25/2011		600	630
7.800% due 06/01/2012		200	213
General Electric Capital Corp.
0.292% due 09/21/2012		2,800	2,803
0.292% due 12/21/2012		3,100	3,103
0.467% due 06/01/2012		15,000	15,058
Goldman Sachs Group, Inc.
0.604% due 02/06/2012		300	298
0.740% due 03/22/2016		2,000	1,852
1.028% due 01/12/2015		6,000	5,746
1.199% due 11/15/2014	EUR	500	637
HBOS PLC
6.750% due 05/21/2018		$1,000	1,006

HCP, Inc.
6.700% due 01/30/2018		1,000	1,102
HSBC Finance Corp.
0.628% due 08/09/2011		600	599
6.750% due 05/15/2011		3,000	3,106
ING Bank NV
1.089% due 03/30/2012		6,300	6,281
1.157% due 01/13/2012		3,500	3,499
International Lease Finance Corp.
0.863% due 07/01/2011		1,000	966
5.625% due 09/20/2013		400	394
6.500% due 09/01/2014		300	323
6.750% due 09/01/2016		300	323
7.125% due 09/01/2018		600	650
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	168
7.000% due 09/27/2027 (a)		100	23
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,052
Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		2,000	1,971
0.666% due 11/01/2011		2,700	2,691
1.628% due 09/27/2012	EUR	200	264
5.450% due 07/15/2014		$200	216
6.050% due 08/15/2012		3,900	4,187
MetLife of Connecticut Institutional Funding Ltd.
0.776% due 12/08/2011		1,000	975
Metropolitan Life Global Funding I
1.417% due 09/17/2012		2,500	2,547
Morgan Stanley
1.006% due 10/15/2015		600	551
1.218% due 03/01/2013	EUR	200	260
2.876% due 05/14/2013		$6,100	6,221
National Australia Bank Ltd.
1.031% due 07/08/2014		7,900	7,979
5.350% due 06/12/2013		1,000	1,097
New York Life Global Funding
0.999% due 12/20/2013	EUR	3,500	4,647
4.650% due 05/09/2013		$1,000	1,084
NIBC Bank NV
2.800% due 12/02/2014		5,200	5,432
Pacific Life Global Funding
5.150% due 04/15/2013		300	324
Racers
0.520% due 07/25/2017		1,000	974
Royal Bank of Scotland Group PLC
1.146% due 01/30/2017	EUR	2,000	2,295
1.406% due 04/23/2012		$500	504
1.450% due 10/20/2011		5,500	5,542
2.759% due 08/23/2013		3,700	3,778
3.000% due 12/09/2011		500	513
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		5,300	5,229
SLM Corp.
5.050% due 11/14/2014		2,000	1,907
UBS AG
2.250% due 08/12/2013		3,500	3,538
Wachovia Corp.
0.636% due 04/23/2012		6,900	6,874
2.236% due 05/01/2013		3,000	3,090
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	521

Westpac Banking Corp.
0.482% due 12/14/2012	10,200	10,210
0.572% due 09/10/2014	300	301
3.585% due 08/14/2014	700	752
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	900	922

		203,796

INDUSTRIALS 2.9%
Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,718
Dow Chemical Co.
2.668% due 08/08/2011	1,200	1,215
4.850% due 08/15/2012	1,000	1,059
Georgia-Pacific LLC
8.125% due 05/15/2011	1,300	1,355
Masco Corp.
6.125% due 10/03/2016	1,000	1,018
Office Depot, Inc.
6.250% due 08/15/2013	1,000	993
PACCAR, Inc.
1.466% due 09/14/2012	1,700	1,735
Petroleos Mexicanos
5.500% due 01/21/2021	400	428
Rexam PLC
6.750% due 06/01/2013	400	434
RPM International, Inc.
6.500% due 02/15/2018	1,000	1,124
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	1,080
UST LLC
6.625% due 07/15/2012	900	977
Volkswagen International Finance NV
1.625% due 08/12/2013	2,500	2,515
WM Wrigley Jr. Co.
1.664% due 06/28/2011	500	500
Xstrata Canada Corp.
7.350% due 06/05/2012	400	436

		16,587

UTILITIES 0.4%
BP Capital Markets PLC
0.422% due 04/11/2011	200	199
Verizon Wireless Capital LLC
3.750% due 05/20/2011	2,000	2,040

		2,239

Total Corporate Bonds & Notes (Cost $219,827)		222,622

CONVERTIBLE BONDS & NOTES 1.1%
INDUSTRIALS 1.1%
Amgen, Inc.
0.125% due 02/01/2011	2,950	2,954
Medtronic, Inc.
1.500% due 04/15/2011	3,500	3,522

Total Convertible Bonds & Notes (Cost $6,441)		6,476

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	146

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	78

Total Municipal Bonds & Notes (Cost $288)		224

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
0.606% due 05/25/2042	17	17
1.586% due 10/01/2044	16	16
2.709% due 05/25/2035	135	143
2.753% due 11/01/2034	106	111
4.100% due 12/17/2018	4,300	4,331
5.266% due 07/01/2035	185	197
5.348% due 11/01/2035	399	426
5.376% due 01/01/2036	641	685
5.950% due 02/25/2044	42	45
Freddie Mac
0.206% due 12/29/2011	4,200	4,200
0.208% due 12/21/2011	6,400	6,400
0.326% due 02/01/2011	413	413
0.487% due 02/15/2019	1,181	1,181
0.516% due 08/25/2031	3	3
1.586% due 02/25/2045	164	166
2.631% due 01/01/2034	17	17
6.320% due 09/01/2036	473	500
6.481% due 10/01/2036	651	692
6.646% due 07/01/2036	564	600
Ginnie Mae
0.557% due 03/20/2037	4,608	4,593
Small Business Administration
5.510% due 11/01/2027	809	907

Total U.S. Government Agencies (Cost $25,386)		25,643

U.S. TREASURY OBLIGATIONS 87.3%
Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013	5,157	5,301
1.250% due 04/15/2014	26,885	28,313
1.250% due 07/15/2020	3,099	3,257
1.375% due 07/15/2018	11,021	11,814
1.375% due 01/15/2020	2,621	2,791
1.625% due 01/15/2015	50,826	54,371
1.625% due 01/15/2018 (g)(h)	11,864	12,893
1.875% due 07/15/2013	29,208	31,067
1.875% due 07/15/2015 (f)	20,961	22,814
1.875% due 07/15/2019	26,000	28,872
2.000% due 04/15/2012	1,397	1,446
2.000% due 01/15/2014 (g)(h)	32,224	34,596
2.000% due 07/15/2014 (g)(h)	46,114	49,930
2.000% due 01/15/2016	12,083	13,261
2.000% due 01/15/2016 (g)	47,341	51,961
2.000% due 01/15/2026	2,856	3,141
2.125% due 01/15/2019	6,397	7,215
2.125% due 02/15/2040	101	113
2.375% due 01/15/2017	23,677	26,730
2.375% due 01/15/2025 (g)	10,294	11,837

2.500% due 07/15/2016 (g)	19,863	22,529
2.500% due 01/15/2029	5,382	6,350
2.625% due 07/15/2017	8,416	9,720
2.625% due 07/15/2017 (h)	15,778	18,223
3.000% due 07/15/2012	25,609	27,216
3.375% due 01/15/2012	4,052	4,245
3.625% due 04/15/2028	1,483	1,983
3.875% due 04/15/2029	2,254	3,134
U.S. Treasury Notes
0.375% due 08/31/2012	1,800	1,799
0.375% due 08/31/2012 (f)	10	10
0.625% due 06/30/2012	300	301

Total U.S. Treasury Obligations (Cost $489,990)		497,233

MORTGAGE-BACKED SECURITIES 7.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,798	1,850
Arkle Master Issuer PLC
0.459% due 02/17/2052	4,800	4,742
1.519% due 05/17/2060	1,600	1,596
Banc of America Large Loan, Inc.
0.767% due 08/15/2029	877	807
5.698% due 06/24/2050	300	331
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035	392	337
5.193% due 11/25/2034	361	342
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	82	79
2.560% due 08/25/2035	140	132
2.760% due 03/25/2035	259	247
2.934% due 03/25/2035	82	79
3.118% due 03/25/2035	245	202
3.458% due 01/25/2035	945	915
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (b)	800	786
Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	31	31
Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	656	455
5.436% due 12/26/2046	3,868	2,762
Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	91	98
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	162	153
2.560% due 08/25/2035	184	172
2.650% due 12/25/2035	1,353	1,306
5.864% due 09/25/2037	1,236	907
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	400	436
5.886% due 11/15/2044	200	216
Countrywide Alternative Loan Trust
0.452% due 12/20/2046	2,768	1,374
6.000% due 02/25/2037	498	365
Countrywide Home Loan Mortgage Pass-Through Trust
2.971% due 11/19/2033	14	14
2.985% due 08/25/2034	90	65
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	400	421
5.467% due 09/16/2039	1,000	1,093
First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034	34	30
Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	1,805	1,774

Granite Master Issuer PLC
0.297% due 12/20/2054		449	419
Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047		230	216
0.526% due 11/25/2045		18	11
GS Mortgage Securities Corp. II
0.388% due 03/06/2020		300	287
4.592% due 08/10/2043		1,400	1,505
GSR Mortgage Loan Trust
3.333% due 01/25/2035		188	161
Harborview Mortgage Loan Trust
0.497% due 03/19/2036		109	64
Hilton Hotel Pool Trust
0.758% due 10/03/2015		2,500	2,500
Indymac INDA Mortgage Loan Trust
5.054% due 11/25/2035		548	491
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	354
5.429% due 12/12/2043		310	331
JPMorgan Mortgage Trust
3.012% due 07/25/2035		195	185
3.152% due 08/25/2035		228	202
5.022% due 02/25/2035		1,049	1,064
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	212
MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034		100	91
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	105
MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035		542	495
Morgan Stanley Capital I
6.075% due 06/11/2049		25	27
RBSCF Trust
6.216% due 12/16/2049		600	662
Residential Accredit Loans, Inc.
0.506% due 08/25/2037		2,397	1,337
1.730% due 09/25/2045		298	179
Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035		28	16
2.783% due 02/25/2034		46	44
Structured Asset Mortgage Investments, Inc.
0.587% due 10/19/2034		40	36
Vornado DP LLC
4.004% due 09/13/2028		1,500	1,546
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020		821	722
0.347% due 09/15/2021		511	475
5.418% due 01/15/2045		310	335
5.572% due 10/15/2048		200	210
WaMu Mortgage Pass-Through Certificates
1.140% due 05/25/2047		471	303
5.259% due 12/25/2035		558	511
Wells Fargo Mortgage-Backed Securities Trust
4.917% due 03/25/2036		508	458

Total Mortgage-Backed Securities (Cost $38,787)			39,671

ASSET-BACKED SECURITIES 4.0%
AMMC CDO
0.542% due 05/03/2018		500	475
Aquilae CLO PLC
1.341% due 01/17/2023	EUR	1,514	1,808

ARES CLO Funds
0.520% due 03/12/2018		$693	659
Bank of America Auto Trust
1.700% due 12/15/2011		347	347
Carrington Mortgage Loan Trust
0.576% due 10/25/2035		164	156
Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037		48	43
Ford Credit Auto Owner Trust
2.000% due 12/15/2011		259	259
2.757% due 05/15/2013		2,780	2,819
Fremont Home Loan Trust
0.316% due 01/25/2037		13	11
GSAMP Trust
0.326% due 12/25/2036		160	109
Gulf Stream - Sextant CLO Ltd.
0.886% due 07/15/2016		412	396
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		147	148
HSBC Home Equity Loan Trust
5.910% due 03/20/2036		119	120
LCM LP
0.522% due 03/21/2019		1,100	1,017
Morgan Stanley ABS Capital I
0.306% due 11/25/2036		29	29
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		271	204
Navigator CDO Ltd.
1.226% due 11/15/2015		443	431
Nelnet Student Loan Trust
1.198% due 07/25/2018		400	404
Premium Loan Trust Ltd.
0.878% due 10/25/2014		341	328
Residential Asset Mortgage Products, Inc.
0.336% due 02/25/2037		299	297
SLM Student Loan Trust
0.498% due 04/25/2017		44	44
0.538% due 04/25/2019		2,200	2,124
0.964% due 10/25/2023	EUR	900	1,151
1.907% due 12/15/2017		$814	815
1.998% due 04/25/2023		6,457	6,690
Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		221	198
Structured Asset Securities Corp.
1.756% due 04/25/2035		816	609
Symphony CLO Ltd.
0.616% due 05/15/2019		700	641
WaMu Asset-Backed Certificates
0.306% due 01/25/2037		90	83
Wood Street CLO BV
1.388% due 03/29/2021	EUR	248	304

Total Asset-Backed Securities (Cost $22,451)			22,719

SOVEREIGN ISSUES 3.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	3,700	3,952
4.000% due 08/20/2015		1,200	1,957
4.000% due 08/20/2020		1,200	1,921
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	5,100	5,005
Export-Import Bank of Korea
1.342% due 03/13/2012		$2,700	2,699

New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	300	301
Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		$5,000	5,015
2.125% due 01/30/2012		500	510

Total Sovereign Issues (Cost $20,598)			21,360

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	302

Total Convertible Preferred Securities (Cost $300)			302

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.2%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.639% due 12/16/2011		$6,700	6,702

COMMERCIAL PAPER 4.6%
Fannie Mae
0.030% due 10/06/2010		6,700	6,700
Federal Home Loan Bank
0.080% due 10/18/2010		6,700	6,699
0.100% due 10/04/2010		5,000	5,000
0.108% due 10/06/2010		2,600	2,600
0.192% due 10/22/2010		2,600	2,600
Freddie Mac
0.250% due 10/18/2010		2,500	2,500

			26,099

REPURCHASE AGREEMENTS 16.2%
Banc of America Securities LLC
0.180% due 10/01/2010		13,500	13,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $13,883. Repurchase proceeds are $13,500.)
Barclays Capital, Inc.
0.190% due 10/01/2010		13,500	13,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $13,781. Repurchase proceeds are $13,500.)
Citigroup Global Markets, Inc.
0.240% due 10/01/2010		6,700	6,700
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $6,851. Repurchase proceeds are $6,700.)
Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010		13,500	13,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $13,813. Repurchase proceeds are $13,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	13,500	13,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 05/31/2017 valued at $13,793. Repurchase proceeds are $13,500.)
Morgan Stanley
0.200% due 10/01/2010	13,500	13,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $13,809. Repurchase proceeds are $13,500.)
0.210% due 10/12/2010	16,700	16,700
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $17,074. Repurchase proceeds are $16,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	1,246	1,246
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,278. Repurchase proceeds are $1,246.)

		92,146

U.S. TREASURY BILLS 0.2%
0.103% due 10/14/2010 - 10/21/2010 (c)(f)	1,020	1,020

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.1%
	72,390	725

Total Short-Term Instruments (Cost $126,690)		126,692

PURCHASED OPTIONS (j) 0.0%
(Cost $155)		117
Total Investments 169.1% (Cost $950,913)		$963,059
Written Options (k) (0.3%) (Premiums $1,474)		(1,742)
Other Assets and Liabilities (Net) (68.8%)		(391,912)

Net Assets 100.0%		$569,405

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $1,719 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $89,502 at a weighted average interest rate of 0.193%. On September 30, 2010, securities valued at $122,388 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $546 and cash of $10 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	19	$13
90-Day Eurodollar December Futures	Long	12/2010	12	3
90-Day Eurodollar March Futures	Long	03/2011	3	2
90-Day Eurodollar March Futures	Long	03/2012	12	5
Wheat December Futures	Long	12/2010	45	(43)
Wheat December Futures	Short	12/2010	45	48

				$28

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.672%		$1,500	$8	$0	$8
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.937%		1,000	(64)	0	(64)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.267%		1,000	28	0	28
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.041%		1,000	60	0	60
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		1,000	(15)	(24)	9
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		400	(5)	0	(5)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	2.732%	EUR	1,700	225	210	15
RPM International, Inc.	GSC	(1.500%	)	03/20/2018	1.591%		$1,000	6	0	6
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.881%		1,000	26	0	26
UST LLC	BOA	(0.340%	)	09/20/2012	0.172%		900	(3)	0	(3)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.768%		400	(1)	0	(1)

								$265	$186	$79

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$1,000	$(4)	$(14)	$10
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	1,800	(61)	(60)	(1)
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%	500	(2)	(10)	8
France Government Bond	BOA	0.250%	12/20/2015	0.796%	300	(8)	(8)	0
France Government Bond	CITI	0.250%	06/20/2015	0.761%	800	(19)	(19)	0
France Government Bond	DUB	0.250%	06/20/2015	0.761%	500	(11)	(16)	5
France Government Bond	JPM	0.250%	06/20/2015	0.761%	500	(12)	(18)	6
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%	200	0	(2)	2
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	500	(2)	(6)	4
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	500	(20)	(12)	(8)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	1,000	18	8	10
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%	1,500	27	12	15

						$(94)	$(145)	$51

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	EUR	500	$23	$0	$23
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		1,700	71	0	71
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		600	28	0	28
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	1,000	3	0	3
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		300	1	0	1
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	4,100	(80)	(73)	(7)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(33)	(86)	53
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		1,100	11	4	7
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		3,800	(3)	(4)	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		6,900	63	21	42
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		4,300	21	(4)	25
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		4,900	84	44	40
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		8,800	150	70	80
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	11	1	10
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	47	2	45
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		9,500	57	5	52
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,800	23	5	18
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		3,200	22	0	22
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		400	4	1	3
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	9	4	5
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		4,000	44	16	28

							$554	$6	$548

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	20,857	3-Month USD-LIBOR plus a specified spread	$50,500	10/27/2010	BCLY	$207
Receive	DJUBSF3T Index	82,895	3-Month USD-LIBOR plus a specified spread	47,950	10/27/2010	BCLY	206
Receive	DJUBSTR Index	88,861	3-Month USD-LIBOR plus a specified spread	24,930	10/27/2010	BCLY	109
Receive	CVICSTR3 Index	32,947	3-Month USD-LIBOR plus a specified spread	9,830	10/27/2010	CITI	43
Receive	DJUBSF3T Index	9,922	3-Month USD-LIBOR plus a specified spread	5,740	10/27/2010	CITI	24
Receive	DJUBSTR Index	78,667	3-Month USD-LIBOR plus a specified spread	22,070	10/27/2010	CITI	97
Receive (6)	SPGCKWP Index	31,916	0.200%	1,829	10/27/2010	CITI	(21)
Pay (6)	SPGCWHP Index	67,593	0.000%	0	10/27/2010	CITI	26
Pay (6)	DJUBSHG Index	8,881	0.000%	0	10/27/2010	CSFB	(14)
Receive	DJUBSTR Index	231,937	3-Month USD-LIBOR plus a specified spread	65,070	10/27/2010	CSFB	285
Receive (6)	SPGCICP Index	4,923	0.000%	0	10/27/2010	CSFB	27
Receive	DJUBSF1T Index	2,068	3-Month USD-LIBOR plus a specified spread	1,030	10/27/2010	GSC	4
Receive	DJUBSTR Index	34,824	3-Month USD-LIBOR plus a specified spread	9,770	10/27/2010	GSC	43
Receive	ENHGD84T Index	139,202	3-Month USD-LIBOR plus a specified spread	48,830	10/27/2010	GSC	205
Receive	DJUBSF3T Index	14,623	3-Month USD-LIBOR plus a specified spread	8,460	10/27/2010	JPM	35
Receive	DJUBSTR Index	41,383	3-Month USD-LIBOR plus a specified spread	11,610	10/27/2010	JPM	51
Receive	DJUBSTR Index	19,034	3-Month USD-LIBOR plus a specified spread	5,340	10/27/2010	MLP	23
Receive	DJUBSTR Index	213,473	3-Month USD-LIBOR plus a specified spread	59,890	10/27/2010	MSC	262
Receive	MOTT3001 Index	218,896	3-Month USD-LIBOR plus a specified spread	65,770	10/27/2010	MSC	288
Receive	MOTT3002 Index	366,775	3-Month USD-LIBOR plus a specified spread	108,990	10/27/2010	MSC	476
Receive	MOTT3007 Index	38,358	3-Month USD-LIBOR plus a specified spread	11,290	10/27/2010	MSC	56
Receive (6)	SPGCKWP Index	25,928	0.240%	1,486	10/27/2010	MSC	(17)
Pay (6)	SPGCWHP Index	57,535	0.000%	0	10/27/2010	MSC	22
Receive	DJUBSTR Index	38,745	3-Month USD-LIBOR plus a specified spread	10,870	10/27/2010	UBS	48

							$2,485

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.066	12/07/2010	DUB	$500	$14	$0	$14
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	3,100	(60)	0	(60)
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB	1,800	64	0	64
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	2,100	57	0	57
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	400	11	0	11

						$86	$0	$86

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	17	$155	$117

(k)	Written options outstanding on September 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	17	$155	$123

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	15	$4	$7
Call - OTC DJUBS January Futures	245.000	01/04/2011	1,500,000	60	0
Call - OTC DJUBS October Futures	230.000	10/19/2010	1,000,000	0	0
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	15	4	1
Put - OTC DJUBS January Futures	160.000	01/04/2011	1,500,000	81	157
Put - OTC DJUBS October Futures	150.000	10/19/2010	1,000,000	0	57

				$149	$222

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$5,800	$52	$31
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,300	18	311
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,300	38	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	1,800	4	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	1,800	6	4
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	7,000	18	15
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	7,000	13	16
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,600	76	41
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	14	13
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	2,000	10	0
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,100	5	64
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,100	5	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	64	30
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	4,000	6	8
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	34	16
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	17	193
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	23	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	5,000	16	22
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	5,000	23	7
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	23	11
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	6,900	14	13
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	6,900	25	1
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	1,800	6	8
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	1,800	7	2
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	10	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,100	9	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,600	73	35
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	1
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	39,600	318	265
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	1,900	5	4
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010	1,900	4	1

							$956	$1,126

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	200	$0	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		200	0	0
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		$1,200	4	3
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,200	4	1
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	500	1	1
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		500	2	2
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		2,400	7	9
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		$400	2	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	400	3	3
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		2,400	18	20
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010		$2,300	5	4
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		2,300	8	3

							$54	$48

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$43
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	153
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	13
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	14

						$160	$223

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	876	10/2010	CSFB	$0	$(25)	$(25)
Sell		430	10/2010	DUB	0	(34)	(34)
Buy	BRL	640	10/2010	DUB	20	0	20
Buy		3,246	10/2010	HSBC	98	0	98
Sell		4,069	10/2010	HSBC	0	(107)	(107)
Buy		183	10/2010	JPM	6	0	6
Buy		875	12/2010	DUB	11	0	11
Buy		4,069	12/2010	HSBC	109	0	109
Buy	CAD	129	11/2010	BOA	0	0	0
Sell		1,115	11/2010	DUB	7	0	7
Sell		3,241	11/2010	RBC	0	(48)	(48)
Sell		524	11/2010	RBS	3	0	3
Buy	CNY	1,048	11/2010	BCLY	0	(1)	(1)
Buy		1,698	11/2010	CITI	0	(1)	(1)
Buy		4,376	11/2010	DUB	0	(4)	(4)
Buy		1,727	11/2010	MSC	0	(2)	(2)
Buy		2,523	01/2011	BOA	0	0	0
Buy		4,419	01/2011	DUB	6	0	6
Buy		6,370	01/2011	JPM	5	0	5
Buy		4,515	01/2011	MSC	0	0	0
Sell	EUR	10,541	10/2010	UBS	0	(762)	(762)
Sell		600	11/2010	BCLY	0	(23)	(23)
Buy		454	11/2010	BNP	7	0	7
Buy		3,634	11/2010	DUB	298	0	298
Sell		855	11/2010	MSC	0	(71)	(71)
Sell		651	11/2010	RBS	1	0	1
Sell	GBP	465	12/2010	CITI	0	(8)	(8)
Sell		111	12/2010	GSC	0	(2)	(2)
Sell		251	12/2010	UBS	0	(4)	(4)
Buy	INR	13,956	11/2010	MSC	9	0	9
Buy		3,581	03/2011	BOA	2	0	2
Buy		18,720	03/2011	CITI	6	0	6
Buy		18,728	03/2011	DUB	7	0	7
Buy		24,707	03/2011	JPM	12	0	12
Sell	JPY	261,334	11/2010	MSC	0	(26)	(26)
Buy	KRW	832,429	11/2010	BCLY	33	0	33
Buy		436,004	11/2010	BOA	12	0	12
Buy		1,963,637	11/2010	CITI	46	0	46
Buy		279,024	11/2010	DUB	4	0	4
Buy		140,760	11/2010	GSC	3	0	3
Buy		1,159,558	11/2010	JPM	8	(2)	6
Buy		711,317	11/2010	MSC	9	0	9
Buy		223,050	11/2010	RBS	12	0	12
Sell		911,600	11/2010	RBS	2	0	2
Buy	MYR	22	10/2010	CITI	1	0	1
Buy		10	10/2010	DUB	0	0	0
Sell		32	10/2010	DUB	0	(1)	(1)
Sell	PHP	159	11/2010	BCLY	0	0	0
Buy		4,406	11/2010	CITI	0	0	0
Sell		158	11/2010	CITI	0	0	0
Buy		13,218	11/2010	DUB	0	0	0
Buy		317	11/2010	UBS	0	0	0

					$737	$(1,121)	$(384)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$202,822	$974	$203,796
Industrials	0	16,587	0	16,587
Utilities	0	2,239	0	2,239
Convertible Bonds & Notes
Industrials	0	6,476	0	6,476
Municipal Bonds & Notes
Ohio	0	146	0	146
West Virginia	0	78	0	78
U.S. Government Agencies	0	25,643	0	25,643
U.S. Treasury Obligations	0	497,233	0	497,233
Mortgage-Backed Securities	0	37,130	2,541	39,671
Asset-Backed Securities	0	16,658	6,061	22,719
Sovereign Issues	0	21,360	0	21,360
Convertible Preferred Securities
Banking & Finance	302	0	0	302
Short-Term Instruments
Certificates of Deposit	0	6,702	0	6,702
Commercial Paper	0	26,099	0	26,099
Repurchase Agreements	0	92,146	0	92,146
U.S. Treasury Bills	0	1,020	0	1,020
PIMCO Short-Term Floating NAV Portfolio	725	0	0	725
Purchased Options
Other Contracts	0	0	117	117

Investments, at value	$1,027	$952,339	$9,693	$963,059

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	212	0	212
Foreign Exchange Contracts	0	737	0	737
Interest Rate Contracts	23	557	0	580
Other Contracts	48	2,683	0	2,731

	$71	$4,189	$0	$4,260

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(85)	(45)	(130)
Foreign Exchange Contracts	0	(1,121)	0	(1,121)
Interest Rate Contracts	0	(1,143)	(223)	(1,366)
Other Contracts	(43)	(326)	(123)	(492)

	$(43)	$(2,675)	$(391)	$(3,109)

Totals	$1,055	$953,853	$9,302	$964,210

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$0	$952	$0	$2	$0	$20	$0	$0	$974	$20
Mortgage-Backed Securities	0	2,453	0	3	0	85	0	0	2,541	85
Asset-Backed Securities	0	6,102	(57)	7	1	8	0	0	6,061	8
Purchased Options
Other Contracts	0	155	0	0	0	(38)	0	0	117	(38)

Investments, at value	$0	$9,662	$(57)	$12	$1	$75	$0	$0	$9,693	$75
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(51)	0	0	6	0	0	(45)	6
Interest Rate Contracts	0	0	(160)	0	0	(63)	0	0	(223)	(63)
Other Contracts	(359)	0	(155)	0	0	177	0	214	(123)	33

	$(359)	$0	$(366)	$0	$0	$120	$0	$214	$(391)	$(24)

Totals	$(359)	$9,662	$(423)	$12	$1	$195	$0	$214	$9,302	$51

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.4%
SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	$1,367

Total Bahrain (Cost $1,273)			1,367

BARBADOS 0.5%
CORPORATE BONDS & NOTES 0.5%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,443

Total Barbados (Cost $1,404)			1,443

BERMUDA 1.1%
CORPORATE BONDS & NOTES 1.1%
Noble Group Ltd.
4.875% due 08/05/2015		$200	207
6.625% due 08/05/2020		300	315
6.750% due 01/29/2020		2,550	2,756

Total Bermuda (Cost $3,114)			3,278

BRAZIL 13.5%
CORPORATE BONDS & NOTES 6.7%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	421
6.000% due 01/22/2020		2,800	3,136
BM&FBovespa S.A.
5.500% due 07/16/2020		500	535
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,000	2,370
CSN Islands XI Corp.
6.875% due 09/21/2019		2,100	2,320
CSN Resources S.A.
6.500% due 07/21/2020		1,100	1,180
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		1,100	1,173
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,684
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,678
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,112
7.875% due 03/15/2019		2,100	2,629
8.375% due 12/10/2018		900	1,131
Vale Overseas Ltd.
6.875% due 11/21/2036		760	870

			20,239

SOVEREIGN ISSUES 6.8%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,947
6.500% due 06/10/2019		1,900	2,202
Brazil Government International Bond
4.875% due 01/22/2021		1,300	1,433
6.000% due 01/17/2017		3,167	3,705
7.125% due 01/20/2037		600	792
7.875% due 03/07/2015		800	986
8.000% due 01/15/2018		619	743
8.750% due 02/04/2025		300	442
8.875% due 10/14/2019		4,800	6,780
8.875% due 04/15/2024		350	515
12.500% due 01/05/2016	BRL	500	342

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		324	188
10.000% due 01/01/2017		1,000	547

			20,622

Total Brazil (Cost $36,958)			40,861

CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$700	780
Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		460	245
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		800	271
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	228

Total Cayman Islands (Cost $1,419)			1,524

CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
4.125% due 10/07/2020 (a)		$700	695
Banco Santander Chile
1.771% due 04/20/2012		1,200	1,200
3.750% due 09/22/2015		1,300	1,321
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,189

Total Chile (Cost $4,187)			4,405

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		$550	613

Total China (Cost $542)			613

COLOMBIA 5.4%
CORPORATE BONDS & NOTES 1.3%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	4,131

SOVEREIGN ISSUES 4.1%
Colombia Government International Bond
2.176% due 11/16/2015		500	510
7.375% due 01/27/2017		2,800	3,465
7.375% due 03/18/2019		2,100	2,667
8.125% due 05/21/2024		300	404
8.250% due 12/22/2014		2,825	3,468
10.375% due 01/28/2033		225	362
10.750% due 01/15/2013		400	482
11.750% due 02/25/2020		400	630
12.000% due 10/22/2015	COP	457,000	334

			12,322

Total Colombia (Cost $14,299)			16,453

EGYPT 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		$162	162
Petroleum Export II Ltd.
6.340% due 06/20/2011		392	391

Total Egypt (Cost $552)			553

EL SALVADOR 0.3%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016	$700	658

SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
8.500% due 07/25/2011	150	159

Total El Salvador (Cost $841)		817

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013	$570	678

Total Guatemala (Cost $570)		678

INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	$1,100	1,171
State Bank of India
4.500% due 07/27/2015	3,600	3,789

Total India (Cost $4,788)		4,960

INDONESIA 7.5%
CORPORATE BONDS & NOTES 1.5%
Adaro Indonesia PT
7.625% due 10/22/2019	$600	657
Majapahit Holding BV
7.250% due 10/17/2011	253	266
7.250% due 06/28/2017	700	809
7.750% due 01/20/2020	1,540	1,856
7.875% due 06/29/2037	700	871

		4,459

SOVEREIGN ISSUES 6.0%
Indonesia Government International Bond
6.875% due 03/09/2017	3,200	3,877
6.875% due 01/17/2018	2,600	3,146
7.250% due 04/20/2015	1,700	2,014
7.750% due 01/17/2038	100	138
10.375% due 05/04/2014	500	634
11.625% due 03/04/2019	5,300	8,241

		18,050

Total Indonesia (Cost $19,722)		22,509

IRELAND 2.6%
CORPORATE BONDS & NOTES 2.6%
RZD Capital Ltd.
5.739% due 04/03/2017	$7,400	7,820

Total Ireland (Cost $7,502)		7,820

ISRAEL 0.0%
U.S. GOVERNMENT AGENCIES 0.0%
Israel Government AID Bond
5.500% due 04/26/2024	$100	125

Total Israel (Cost $110)		125

KAZAKHSTAN 3.2%
CORPORATE BONDS & NOTES 3.2%
Intergas Finance BV
6.375% due 05/14/2017		$300	326
6.875% due 11/04/2011		126	132
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		400	407
7.000% due 05/11/2016		400	436
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		5,300	5,870
11.750% due 01/23/2015		400	508
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,930	2,041

Total Kazakhstan (Cost $9,361)			9,720

MEXICO 13.1%
CORPORATE BONDS & NOTES 7.1%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$300	301
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538
C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	468
Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,214
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,200	1,338
9.250% due 06/30/2020		400	456
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		2,200	2,277
9.500% due 12/11/2019		400	452
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		100	55
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,743
6.625% due 06/15/2038		700	757
Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,901
8.000% due 05/03/2019		3,450	4,295
Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		200	215
9.500% due 01/21/2020		1,200	1,371

			21,381

SOVEREIGN ISSUES 6.0%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,776
5.500% due 02/17/2020		200	296
5.625% due 01/15/2017		$2,400	2,758
5.950% due 03/19/2019		2,400	2,828
6.050% due 01/11/2040		500	575
6.750% due 09/27/2034		3,534	4,409
7.250% due 12/15/2016	MXN	8,600	733
7.500% due 04/08/2033		$2,460	3,272
9.500% due 12/18/2014	MXN	6,436	589

			18,236

Total Mexico (Cost $35,681)			39,617

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (a)	$300	300
Waha Aerospace BV
3.925% due 07/28/2020	2,400	2,471

Total Netherlands (Cost $2,700)		2,771

PANAMA 1.2%
SOVEREIGN ISSUES 1.2%
Panama Government International Bond
8.875% due 09/30/2027	$780	1,137
9.375% due 04/01/2029	1,553	2,360

Total Panama (Cost $3,017)		3,497

PERU 1.2%
CORPORATE BONDS & NOTES 0.1%
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$188	151

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025	1,500	1,954
8.750% due 11/21/2033	994	1,484

		3,438

Total Peru (Cost $2,955)		3,589

PHILIPPINES 2.1%
SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.375% due 01/15/2032	$1,700	1,989
6.375% due 10/23/2034	100	117
6.500% due 01/20/2020	600	722
7.750% due 01/14/2031	1,500	2,002
8.375% due 06/17/2019	500	669
8.875% due 03/17/2015	74	95
9.500% due 02/02/2030	400	616

Total Philippines (Cost $5,270)		6,210

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,657

Total Poland (Cost $1,397)		1,657

QATAR 1.1%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc.
6.067% due 12/31/2033	$100	111
Qatari Diar Finance QSC
5.000% due 07/21/2020	100	105
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,442	1,566
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	350	392
6.332% due 09/30/2027	250	285

		2,459

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015	200	212
5.250% due 01/20/2020	500	552
6.400% due 01/20/2040	100	120

		884

Total Qatar (Cost $2,974)		3,343

RUSSIA 14.3%
CORPORATE BONDS & NOTES 8.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,463
6.103% due 06/27/2012	700	734
8.700% due 08/07/2018	2,300	2,866
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	5,150	5,884
Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016	330	352
6.510% due 03/07/2022	750	801
8.146% due 04/11/2018	400	467
8.625% due 04/28/2034	1,360	1,734
9.250% due 04/23/2019	500	625
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	493	534
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	69	72
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	1,640	1,718
7.175% due 05/16/2013	1,900	2,043
TNK-BP Finance S.A.
6.125% due 03/20/2012	200	209
6.625% due 03/20/2017	1,700	1,808
7.500% due 07/18/2016	3,300	3,680
7.875% due 03/13/2018	600	679
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012	300	318

		25,987

SOVEREIGN ISSUES 5.7%
Russia Government International Bond
7.500% due 03/31/2030	14,351	17,176

Total Russia (Cost $38,440)		43,163

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
Temasek Financial I Ltd.
5.375% due 11/23/2039	$1,000	1,178

Total Singapore (Cost $990)		1,178

SOUTH AFRICA 1.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	530
6.500% due 04/15/2040	100	104

		634

SOVEREIGN ISSUES 1.0%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	585
5.875% due 05/30/2022		$1,030	1,195
6.500% due 06/02/2014		450	514
6.875% due 05/27/2019		500	614

			2,908

Total South Africa (Cost $3,091)			3,542

SOUTH KOREA 2.7%
CORPORATE BONDS & NOTES 0.6%
Korea Electric Power Corp.
3.000% due 10/05/2015 (a)		$600	600
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	801
6.250% due 06/17/2014		400	449

			1,850

SOVEREIGN ISSUES 2.1%
Export-Import Bank of Korea
5.125% due 06/29/2020		200	216
5.875% due 01/14/2015		300	336
8.125% due 01/21/2014		1,900	2,234
Korea Development Bank
5.750% due 09/10/2013		15	17
8.000% due 01/23/2014		2,300	2,693
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	841

			6,337

Total South Korea (Cost $7,819)			8,187

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,700	1,747

Total Trinidad And Tobago (Cost $1,643)			1,747

TUNISIA 0.4%
SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	500	695
7.375% due 04/25/2012		$430	469

Total Tunisia (Cost $1,055)			1,164

TURKEY 7.7%
SOVEREIGN ISSUES 7.7%
Turkey Government International Bond
6.750% due 05/30/2040		$2,600	2,977
7.000% due 03/11/2019		6,400	7,648
7.250% due 03/05/2038		700	842
7.500% due 07/14/2017		4,300	5,235
7.500% due 11/07/2019		4,000	4,940
8.000% due 02/14/2034		1,100	1,441

Total Turkey (Cost $21,202)			23,083

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037		$600	563

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi
6.750% due 04/08/2019		900	1,096

Total United Arab Emirates (Cost $1,400)			1,659

UNITED KINGDOM 0.4%
CORPORATE BONDS & NOTES 0.4%
Barclays Bank PLC
10.179% due 06/12/2021		$520	695
HBOS PLC
6.750% due 05/21/2018		400	402

Total United Kingdom (Cost $920)			1,097

UNITED STATES 14.9%
BANK LOAN OBLIGATIONS 0.4%
Indonesia Government International Bond
1.250% due 12/14/2019		$295	272
Petroleum Export III Ltd.
3.792% due 04/08/2013		1,073	1,070

			1,342

CORPORATE BONDS & NOTES 0.9%
American International Group, Inc.
8.175% due 05/15/2068		900	907
8.625% due 05/22/2068	GBP	100	150
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$300	324
Citigroup Capital XXI
8.300% due 12/21/2077		940	991
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	434

			2,806

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.034% due 09/25/2045		27	24
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		200	207
5.934% due 02/10/2051		200	215
Banc of America Mortgage Securities, Inc.
5.391% due 02/25/2036		12	9
Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		10	9
5.347% due 05/25/2047		71	55
Citigroup Mortgage Loan Trust, Inc.
5.864% due 09/25/2037		145	107
GSR Mortgage Loan Trust
4.923% due 01/25/2036		28	22
Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036		14	13
Residential Accredit Loans, Inc.
0.456% due 12/25/2046		700	145
WaMu Mortgage Pass-Through Certificates
5.241% due 02/25/2037		86	65
Wells Fargo Mortgage-Backed Securities Trust
5.442% due 07/25/2036		31	25

			896

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019 (e)		250	276

Freddie Mac
5.699% due 03/01/2036	242	260

		536

U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Notes
1.250% due 08/31/2015	5,600	5,601
1.875% due 06/30/2015	3,700	3,814
2.375% due 08/31/2014	100	106
3.375% due 11/15/2019	21,100	22,739
9.875% due 11/15/2015	5,100	7,268

		39,528

Total United States (Cost $44,284)		45,108

URUGUAY 1.2%
SOVEREIGN ISSUES 1.2%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	518
8.000% due 11/18/2022	2,122	2,737
9.250% due 05/17/2017	200	265

Total Uruguay (Cost $2,873)		3,520

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (a)	$900	894

Total Virgin Islands (British) (Cost $894)		894

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 0.3%
Deutsche Bank AG
0.320% due 10/01/2010	$100	100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $102. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	760	760
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $780. Repurchase proceeds are $760.)

		860

U.S. TREASURY BILLS 0.1%
0.147% due 10/28/2010 - 01/20/2011 (b)(d)	440	440

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
	395,103	3,958

Total Short-Term Instruments (Cost $5,258)		5,258

PURCHASED OPTIONS (g) 0.0%
(Cost $62)		18

Total Investments 105.2% (Cost $290,567)	$317,428
Written Options (h) (0.2%) (Premiums $277)	(708)
Other Assets and Liabilities (Net) (5.0%)	(15,047)

Net Assets 100.0%	$301,673

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $440 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(e)	Securities with an aggregate market value of $133 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note December Futures	Long	12/2010	100	$117

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$1,100	$2	$0	$2
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%	1,300	1	(3)	4
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%	500	2	1	1
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	400	0	1	(1)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%	500	1	2	(1)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	600	1	2	(1)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	300	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.389%	1,000	(31)	(37)	6
Brazil Government International Bond	MSC	2.100%	08/20/2016	1.210%	250	13	0	13
Egypt Government International Bond	GSC	1.000%	06/20/2015	2.323%	100	(6)	(7)	1
Egypt Government International Bond	HSBC	1.000%	06/20/2015	2.323%	100	(6)	(7)	1
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	300	1	0	1
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.521%	1,000	46	0	46
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.257%	2,375	(25)	(93)	68
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.257%	375	(4)	(15)	11
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%	300	0	1	(1)
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.087%	300	(1)	(10)	9
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	100	0	0	0
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%	200	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	200	0	1	(1)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	500	1	1	0
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%	100	0	0	0
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%	100	0	0	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	1.050%	2,100	0	(9)	9
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%	300	(8)	(10)	2
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%	600	0	(2)	2
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%	300	(8)	(9)	1
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%	200	(1)	(1)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%	1,000	(26)	(34)	8
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.571%	700	9	0	9
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.587%	1,400	108	0	108
Philippines Government International Bond	CITI	2.770%	06/20/2018	1.603%	2,000	162	0	162
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%	800	45	0	45
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.242%	9,950	(100)	(290)	190
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	350	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%	350	0	0	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.439%	800	4	0	4
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.856%	200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.856%	400	5	0	5
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.478%	100	0	1	(1)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%	100	0	1	(1)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%	200	1	1	0
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%	1,000	1	0	1
VTB Bank Via VTB Capital SA	GSC	1.000%	12/20/2010	1.890%	600	(1)	(7)	6

						$187	$(524)	$711

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	$11,900	$1,475	$1,025	$450
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	1,500	199	195	4

					$1,674	$1,220	$454

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	10,700	$113	$14	$99
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		105,200	(92)	(132)	40
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		12,300	203	54	149
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		10,200	168	48	120
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		6,400	105	32	73
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		61,900	347	(24)	371
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM	MXN	11,000	153	0	153

							$997	$(8)	$1,005

(g)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$2,000	$62	$18

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$7,700	$37	$451
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	7,700	56	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	2,900	3	6
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	2,900	10	7
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	1,400	4	3
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	1,400	3	3
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	3
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,200	11	187
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,200	28	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	2,700	9	12
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	2,700	10	4
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	700	4	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	7	0
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	9	9

							$197	$693

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$2,000	$69	$5

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$11	$10

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,950	10/2010	HSBC	$51	$0	$51
Sell		1,950	10/2010	JPM	0	(67)	(67)
Sell		1,950	12/2010	HSBC	0	(52)	(52)
Buy	CNY	3,320	01/2011	BOA	0	0	0
Buy		5,976	01/2011	MSC	0	0	0
Buy		4,471	04/2011	BCLY	7	0	7
Buy		6,280	04/2011	CITI	13	0	13
Buy		23,161	04/2011	JPM	6	0	6
Buy		387	04/2011	RBS	6	0	6
Sell	EUR	2,914	10/2010	UBS	0	(211)	(211)
Sell		1,975	11/2010	DUB	0	(162)	(162)
Buy	HUF	120,125	10/2010	CITI	35	0	35
Buy		216,181	10/2010	DUB	126	0	126
Buy		74,912	10/2010	HSBC	49	0	49
Buy		68,855	10/2010	JPM	49	0	49
Sell		480,072	10/2010	JPM	0	(389)	(389)
Sell		120,125	01/2011	CITI	0	(34)	(34)
Buy	INR	68,259	11/2010	CITI	49	0	49
Buy		11,652	11/2010	HSBC	8	0	8
Buy		55,435	03/2011	BCLY	33	0	33
Buy	KRW	1,381,996	11/2010	BCLY	13	0	13
Sell		309,047	11/2010	BCLY	0	(15)	(15)
Buy		191,462	11/2010	BOA	5	0	5
Buy		282,937	11/2010	CITI	5	0	5
Sell		304,880	11/2010	CITI	0	(14)	(14)
Buy		1,263,987	11/2010	DUB	7	0	7
Buy		11,730	11/2010	GSC	0	0	0
Buy		92,383	11/2010	JPM	1	0	1
Buy		432,255	11/2010	MSC	13	0	13
Sell		633,342	11/2010	RBS	0	(41)	(41)
Buy	MXN	2,009	02/2011	DUB	0	0	0
Buy		25,315	02/2011	JPM	10	0	10
Sell	PHP	1,868	11/2010	CITI	0	(1)	(1)
Sell		855	11/2010	DUB	0	(1)	(1)
Buy	PLN	7,206	11/2010	DUB	223	0	223
Sell	SGD	2,956	03/2011	CITI	0	(44)	(44)
Buy		2,934	03/2011	DUB	31	0	31
Buy	TRY	1,860	10/2010	CITI	70	0	70
Buy		2,310	10/2010	HSBC	90	0	90
Sell		3,355	10/2010	HSBC	0	(256)	(256)

					$900	$(1,287)	$(387)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bahrain
Sovereign Issues	$0	$1,367	$0	$1,367
Barbados
Corporate Bonds & Notes	0	1,443	0	1,443
Bermuda
Corporate Bonds & Notes	0	3,278	0	3,278
Brazil
Corporate Bonds & Notes	0	20,239	0	20,239
Sovereign Issues	0	20,622	0	20,622
Cayman
Islands Corporate Bonds & Notes	0	1,008	516	1,524
Chile
Corporate Bonds & Notes	695	3,710	0	4,405
China
Sovereign Issues	0	613	0	613
Colombia
Corporate Bonds & Notes	0	4,131	0	4,131
Sovereign Issues	0	12,322	0	12,322
Egypt
Corporate Bonds & Notes	0	553	0	553
El Salvador
Corporate Bonds & Notes	0	658	0	658
Sovereign Issues	0	159	0	159
Guatemala
Sovereign Issues	0	678	0	678
India
Corporate Bonds & Notes	0	4,960	0	4,960
Indonesia
Corporate Bonds & Notes	0	4,459	0	4,459
Sovereign Issues	0	18,050	0	18,050
Ireland
Corporate Bonds & Notes	0	7,820	0	7,820
Israel
U.S. Government Agencies	0	125	0	125
Kazakhstan
Corporate Bonds & Notes	0	9,720	0	9,720
Mexico
Corporate Bonds & Notes	0	21,381	0	21,381
Sovereign Issues	0	18,236	0	18,236
Netherlands
Corporate Bonds & Notes	0	2,771	0	2,771
Panama
Sovereign Issues	0	3,497	0	3,497
Peru
Corporate Bonds & Notes	0	0	151	151
Sovereign Issues	0	3,438	0	3,438
Philippines
Sovereign Issues	0	6,210	0	6,210
Poland
Sovereign Issues	0	1,657	0	1,657
Qatar
Corporate Bonds & Notes	0	2,459	0	2,459
Sovereign Issues	0	884	0	884
Russia
Corporate Bonds & Notes	0	25,987	0	25,987
Sovereign Issues	0	17,176	0	17,176
Singapore
Corporate Bonds & Notes	0	1,178	0	1,178
South Africa
Corporate Bonds & Notes	0	634	0	634
Sovereign Issues	0	2,908	0	2,908
South Korea
Corporate Bonds & Notes	0	1,850	0	1,850
Sovereign Issues	0	6,337	0	6,337
Trinidad and Tobago
Corporate Bonds & Notes	0	1,747	0	1,747
Tunisia
Sovereign Issues	0	1,164	0	1,164
Turkey
Sovereign Issues	0	23,083	0	23,083
United Arab Emirates
Corporate Bonds & Notes	0	563	0	563
Sovereign Issues	0	1,096	0	1,096
United Kingdom
Corporate Bonds & Notes	0	1,097	0	1,097
United States
Bank Loan Obligations	0	1,342	0	1,342
Corporate Bonds & Notes	0	2,806	0	2,806
Mortgage-Backed Securities	0	896	0	896
U.S. Government Agencies	0	536	0	536
U.S. Treasury Obligations	0	39,528	0	39,528
Uruguay
Sovereign Issues	0	3,520	0	3,520
Virgin Islands (British)
Corporate Bonds & Notes	894	0	0	894
Short-Term Instruments
Repurchase Agreements	0	860	0	860
U.S. Treasury Bills	0	440	0	440
PIMCO Short-Term Floating NAV Portfolio	3,958	0	0	3,958
Purchased Options
Foreign Exchange Contracts	0	18	0	18

Investments, at value	$5,547	$311,214	$667	$317,428

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,173	0	1,173
Foreign Exchange Contracts	0	900	0	900
Interest Rate Contracts	117	1,005	0	1,122

	$117	$3,078	$0	$3,195

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8)	0	(8)
Foreign Exchange Contracts	0	(1,292)	0	(1,292)
Interest Rate Contracts	0	(693)	(10)	(703)

	$0	$(1,993)	$(10)	$(2,003)

Totals	$5,664	$312,299	$657	$318,620

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Cayman Islands
Corporate Bonds & Notes	$0	$467	$(8)	$13	$4	$40	$0	$0	$516	$40
Peru
Corporate Bonds & Notes	141	0	(6)	3	1	12	0	0	151	11
United States
Bank Loan Obligations	1,300	0	(226)	0	0	(4)	0	(1,070)	0	0

Investments, at value	$1,441	$467	$(240)	$16	$5	$48	$0	$(1,070)	$667	$51
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(10)	$0	$0	$0	$0	$0	$(10)	$0

Totals	$1,441	$467	$(250)	$16	$5	$48	$0	$(1,070)	$657	$51

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.0%
CORPORATE BONDS & NOTES 4.0%
Commonwealth Bank of Australia
0.948% due 07/12/2013		$100	$100
3.492% due 08/13/2014		200	215
ING Bank Australia Ltd.
5.500% due 10/08/2012	AUD	500	483
Macquarie Bank Ltd.
2.600% due 01/20/2012		$300	308
National Australia Bank Ltd.
1.031% due 07/08/2014		100	101
Suncorp-Metway Ltd.
0.667% due 12/17/2010		100	100
Westpac Banking Corp.
2.700% due 12/09/2014		100	104
2.900% due 09/10/2014		400	424

Total Australia (Cost $1,750)			1,835

CANADA 10.4%
CORPORATE BONDS & NOTES 1.8%
Bank of Montreal
2.850% due 06/09/2015		$600	633
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		200	205

			838

MORTGAGE-BACKED SECURITIES 0.1%
Column Canada Issuer Corp.
5.147% due 05/12/2034	CAD	6	6
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		14	14

			20

SOVEREIGN ISSUES 8.5%
Canada Government Bond
1.500% due 06/01/2012		400	390
2.000% due 12/01/2014		100	98
2.500% due 09/01/2013		1,100	1,098
2.500% due 06/01/2015		100	100
2.750% due 12/01/2010		850	828
4.250% due 06/01/2018		300	327
Canada Housing Trust No. 1
1.654% due 09/15/2014		100	98
2.450% due 12/15/2015		500	491
4.600% due 09/15/2011		100	100
Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	150
4.200% due 06/02/2020	CAD	100	102
4.650% due 06/02/2041		100	105

			3,887

Total Canada (Cost $4,633)			4,745

DENMARK 2.0%
CORPORATE BONDS & NOTES 2.0%
BRFkredit A/S
0.776% due 04/15/2013		$200	200
Nykredit Realkredit A/S
1.000% due 01/01/2011	EUR	500	681
Realkredit Danmark A/S
2.000% due 01/01/2011	DKK	100	19

Total Denmark (Cost $901)			900

FRANCE 9.3%
CORPORATE BONDS & NOTES 4.8%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	100	141
4.750% due 05/28/2013		100	147
Cie de Financement Foncier
1.625% due 07/23/2012		$100	101
2.000% due 02/17/2012	EUR	100	137
2.500% due 09/16/2015		$200	201
3.875% due 02/11/2011	EUR	200	275
4.500% due 01/09/2013		100	145
Dexia Credit Local S.A.
0.961% due 04/29/2014		$600	598
2.375% due 09/23/2011		200	202
2.750% due 01/10/2014		100	102
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	143

			2,192

SOVEREIGN ISSUES 4.5%
France Government Bond
3.500% due 04/25/2020		600	876
3.750% due 04/25/2017		600	897
France Treasury Notes
3.000% due 01/12/2011		100	137
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		100	139

			2,049

Total France (Cost $4,103)			4,241

GERMANY 20.3%
CORPORATE BONDS & NOTES 1.1%
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	200	273
4.125% due 07/04/2017		160	245

			518

SOVEREIGN ISSUES 19.2%
Republic of Germany
2.250% due 12/10/2010		1,800	2,461
3.500% due 01/04/2016		100	149
3.500% due 07/04/2019		900	1,355
4.000% due 01/04/2018		500	774
4.000% due 01/04/2037		400	654
4.250% due 07/04/2017		500	784
4.250% due 07/04/2018		500	788
4.750% due 07/04/2034		200	359
5.500% due 01/04/2031		100	190
6.250% due 01/04/2030		600	1,229

			8,743

Total Germany (Cost $8,433)			9,261

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	200	274

Total Ireland (Cost $277)			274

NETHERLANDS 12.1%
ASSET-BACKED SECURITIES 0.2%
Globaldrive BV
4.000% due 10/20/2016	EUR	56	80

CORPORATE BONDS & NOTES 4.2%
ABN AMRO Bank NV
3.250% due 01/18/2013		100	140
Achmea Hypotheekbank NV
0.804% due 11/03/2014		$100	100
ING Bank NV
2.250% due 08/31/2015	EUR	200	271
LeasePlan Corp. NV
3.375% due 12/10/2010		700	958
NIBC Bank NV
0.676% due 12/02/2014		$100	100
2.800% due 12/02/2014		200	209
3.500% due 04/07/2014	EUR	100	144

			1,922

SOVEREIGN ISSUES 7.7%
Netherlands Government International Bond
4.000% due 01/15/2011		500	688
4.000% due 07/15/2016		700	1,065
4.000% due 07/15/2018		200	306
4.000% due 07/15/2019		400	617
5.000% due 07/15/2011		600	845

			3,521

Total Netherlands (Cost $5,394)			5,523

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	200	288

Total Norway (Cost $286)			288

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$100	120

Total Russia (Cost $119)			120

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
European Investment Bank
3.625% due 10/15/2011	EUR	200	280

Total Supranational (Cost $251)			280

SWEDEN 1.6%
CORPORATE BONDS & NOTES 1.6%
Stadshypotek AB
0.839% due 09/30/2013		$300	301
1.450% due 09/30/2013		300	302
2.750% due 04/30/2015	EUR	100	140

Total Sweden (Cost $723)			743

UNITED KINGDOM 18.1%
CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
3.625% due 10/05/2017 (a)	EUR	200	272
BP Capital Markets PLC
3.125% due 10/01/2015 (a)		$200	201
Lloyds TSB Bank PLC
12.000% due 12/29/2049		400	462

Nationwide Building Society
2.875% due 09/14/2015	EUR	100	136
4.125% due 02/27/2012		100	140
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$200	202
1.500% due 03/30/2012		600	606

			2,019

MORTGAGE-BACKED SECURITIES 2.6%
Eurosail PLC
0.885% due 03/13/2045	GBP	200	265
1.039% due 03/13/2045	EUR	100	111
Granite Master Issuer PLC
0.327% due 12/20/2054		$100	78
0.397% due 12/20/2054		58	55
0.427% due 12/20/2054		100	76
0.777% due 12/17/2054	EUR	100	104
Granite Mortgages PLC
0.892% due 06/20/2044	GBP	109	160
Great Hall Mortgages PLC
0.421% due 06/18/2039		$74	62
Kensington Mortgage Securities PLC
1.048% due 06/14/2040	EUR	100	115
RMAC Securities PLC
0.895% due 06/12/2044	GBP	100	129

			1,155

SOVEREIGN ISSUES 11.1%
United Kingdom Gilt
2.750% due 01/22/2015		1,700	2,798
3.750% due 09/07/2019		350	587
4.250% due 06/07/2032		200	335
4.250% due 03/07/2036		170	283
4.500% due 03/07/2019		300	532
4.500% due 12/07/2042		200	348
4.750% due 12/07/2038		100	180

			5,063

Total United Kingdom (Cost $7,881)			8,237

UNITED STATES 9.1%
ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.323% due 04/15/2011		$57	56
Bank of America Auto Trust
1.160% due 02/15/2012		34	34

			90

CORPORATE BONDS & NOTES 4.4%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	100	137
6.875% due 08/28/2012		$100	104
American International Group, Inc.
0.635% due 10/18/2011		100	99
5.750% due 03/15/2067	GBP	100	115
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	100	139
Citigroup, Inc.
0.562% due 06/09/2016		$100	85
5.300% due 10/17/2012		300	320
6.000% due 08/15/2017		100	108
Embarq Corp.
7.082% due 06/01/2016		100	111

International Lease Finance Corp.
6.500% due 09/01/2014		100	108
6.750% due 09/01/2016		100	108
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	113
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		100	112
Merrill Lynch & Co., Inc.
1.628% due 09/27/2012	EUR	100	132
WM Covered Bond Program
4.000% due 09/27/2016		100	142
4.375% due 05/19/2014		50	72

			2,005

MORTGAGE-BACKED SECURITIES 3.3%
Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		$84	78
First Horizon Asset Securities, Inc.
5.844% due 05/25/2037		106	81
Harborview Mortgage Loan Trust
0.537% due 02/19/2036		593	359
Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035		35	22
JPMorgan Mortgage Trust
5.441% due 02/25/2036		61	57
Mellon Residential Funding Corp.
0.687% due 08/15/2032		195	185
Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		100	108
Merrill Lynch Mortgage Investors, Inc.
2.799% due 02/25/2035		42	40
RBSCF Trust
6.216% due 12/16/2049		100	110
Structured Asset Securities Corp.
2.841% due 10/25/2035		246	198
Thornburg Mortgage Securities Trust
0.384% due 07/25/2036		54	54
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	108
Wells Fargo Mortgage-Backed Securities Trust
2.915% due 10/25/2035		99	93

			1,493

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
4.500% due 01/25/2017		42	42
Small Business Administration
5.980% due 05/01/2022		254	278
Tennessee Valley Authority
6.250% due 12/15/2017		200	252

			572

Total United States (Cost $3,939)			4,160

SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 10/01/2010		$162	162

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $169. Repurchase proceeds are $162.)

U.S. TREASURY BILLS 0.9%
0.082% due 10/14/2010 (c)(e)	415	415

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 7.9%
	361,491	3,621

Total Short-Term Instruments (Cost $4,199)		4,198

Total Investments 98.3% (Cost $42,889)		$44,805
Written Options (g) (0.2%) (Premiums $97)		(109)
Other Assets and Liabilities (Net) 1.9%		894

Net Assets 100.0%		$45,590

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-Issued security.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $380 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $681 at a weighted average interest rate of 0.350%. On September 30, 2010, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $35 and cash of $68 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	3	$(1)
Canada Government 10-Year Bond December Futures	Long	12/2010	6	4
Euro-Bobl December Futures	Long	12/2010	2	(1)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	28	16
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	2	(2)

				$16

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%	$100	$4	$(2)	$6
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	2.266%	100	8	7	1
Macy’s Retail Holdings, Inc.	JPM	(5.000%	)	09/20/2017	2.004%	100	(18)	(13)	(5)

							$(6)	$(8)	$2

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	GSC	1.000%	09/20/2015	0.430%	$100	$3	$2	$1
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	200	4	2	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%	500	9	4	5

						$16	$8	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	300	$0	$0	$0
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		500	(1)	0	(1)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		2,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,100	11	12	(1)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	900	1	0	1
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		900	1	0	1
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	13	1	12
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	900	1	(1)	2
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300	10	1	9
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BCLY	JPY	100,000	54	34	20
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		400,000	215	31	184
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	UBS		10,000	5	1	4
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	19	(1)	20
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		50,000	49	(2)	51

							$376	$76	$300

(g)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	19	$4	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$200	$2	$1
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	3
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	12	9
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	200	1	1
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	200	1	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	6	3
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	2
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	200	1	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	200	1	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,000	7	58
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	8	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	0	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	2
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	2
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,700	14	11

							$74	$97

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$800	$2	$2
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	800	4	4

						$6	$6

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$100	$1	$0
Call - OTC USD versus BRL		1.820	10/15/2010	300	2	0
Call - OTC USD versus MXN	MXN	13.550	10/15/2010	100	1	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010	400	3	1
Call - OTC USD versus MXN	MXN	12.850	10/29/2010	200	1	1
Call - OTC USD versus MXN		13.250	10/29/2010	400	3	1
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010	300	2	1

					$13	$4

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	103	10/2010	BNP	$1	$0	$1
Sell		54	10/2010	CITI	0	(3)	(3)
Buy		46	10/2010	CSFB	2	0	2
Sell		79	10/2010	CSFB	0	(5)	(5)
Sell		215	10/2010	DUB	0	(16)	(16)
Buy		118	10/2010	RBS	5	0	5
Buy	BRL	16	10/2010	HSBC	1	0	1
Sell		16	10/2010	JPM	0	(1)	(1)
Buy		133	12/2010	HSBC	3	0	3
Sell		16	12/2010	HSBC	0	0	0
Sell		67	12/2010	JPM	0	(1)	(1)
Sell		67	12/2010	RBS	0	(1)	(1)
Buy	CAD	24	10/2010	BOA	0	0	0
Sell		24	10/2010	RBS	0	0	0
Buy		38	11/2010	BCLY	0	0	0
Buy		220	11/2010	BNP	0	0	0
Buy		25	11/2010	BOA	0	0	0
Sell		12	11/2010	CITI	0	0	0
Buy		126	11/2010	CSFB	3	0	3
Sell		110	11/2010	CSFB	0	(1)	(1)
Sell		1,389	11/2010	DUB	8	0	8
Sell		360	11/2010	MSC	0	(8)	(8)
Buy		24	11/2010	RBS	0	0	0
Sell		654	11/2010	RBS	4	0	4
Buy	CNY	694	11/2010	BCLY	1	0	1
Sell		276	11/2010	BCLY	0	(1)	(1)
Buy		20	11/2010	CITI	0	0	0
Buy		20	11/2010	DUB	0	0	0
Sell		257	11/2010	DUB	0	0	0
Buy		41	11/2010	JPM	0	0	0
Buy		231	11/2010	MSC	0	0	0
Sell		272	11/2010	RBS	0	(1)	(1)
Sell		275	01/2011	BCLY	0	(1)	(1)
Buy		327	01/2011	BOA	0	0	0
Sell		1,112	01/2011	CITI	0	(4)	(4)
Buy		1,655	01/2011	HSBC	2	0	2
Buy		453	01/2011	JPM	0	0	0
Sell		1,146	01/2011	JPM	0	(4)	(4)
Buy		466	01/2011	MSC	0	0	0
Buy		212	04/2011	BCLY	0	0	0
Buy		106	04/2011	CSFB	0	0	0
Buy		73	04/2011	HSBC	0	0	0
Buy		73	04/2011	JPM	0	0	0
Buy		1,119	04/2011	MSC	0	0	0
Buy		787	06/2011	BCLY	2	0	2
Buy		309	06/2011	DUB	0	0	0
Buy		685	06/2011	HSBC	2	0	2
Buy		592	06/2011	JPM	0	0	0
Buy		2,048	06/2011	RBS	6	0	6
Buy		332	09/2011	BOA	1	0	1
Buy		325	09/2011	CITI	1	0	1
Buy		937	09/2011	HSBC	2	0	2
Buy		1,944	09/2011	JPM	5	0	5
Buy	DKK	1,958	11/2010	RBS	14	0	14
Buy	EUR	1,540	10/2010	BCLY	18	0	18
Sell		224	10/2010	BCLY	0	(17)	(17)
Sell		140	10/2010	BNP	0	(2)	(2)
Buy		340	10/2010	BOA	26	0	26
Sell		5,086	10/2010	CITI	0	(481)	(481)
Buy		1,455	10/2010	CSFB	122	0	122
Buy		598	10/2010	HSBC	3	0	3
Sell		1,305	10/2010	MSC	0	(112)	(112)
Buy		661	10/2010	RBC	1	0	1
Buy		1,426	10/2010	RBS	22	0	22
Sell		1,220	11/2010	BCLY	0	(6)	(6)
Sell		200	11/2010	CITI	0	(5)	(5)
Sell		598	11/2010	HSBC	0	(3)	(3)
Sell		1,239	11/2010	MSC	3	0	3
Sell		661	11/2010	RBC	0	(1)	(1)
Sell		1,393	11/2010	RBS	0	(1)	(1)
Buy	GBP	39	10/2010	BOA	1	0	1
Sell		39	10/2010	RBS	0	0	0
Buy		60	12/2010	BCLY	1	0	1
Sell		9	12/2010	BNP	0	0	0
Sell		506	12/2010	BOA	0	(8)	(8)
Sell		462	12/2010	CITI	0	(8)	(8)
Sell		100	12/2010	GSC	0	(1)	(1)
Buy		39	12/2010	RBS	0	0	0
Sell		226	12/2010	UBS	0	(3)	(3)
Buy	IDR	97,730	11/2010	BCLY	1	0	1
Buy		1,559,960	11/2010	HSBC	1	0	1
Buy		61,670	07/2011	CITI	0	0	0
Buy		128,230	07/2011	HSBC	0	0	0
Buy	JPY	27,888	10/2010	BOA	2	0	2
Sell		64,888	10/2010	CITI	0	(17)	(17)
Buy		37,000	10/2010	MSC	5	0	5
Buy		1,564,492	11/2010	MSC	156	0	156
Sell		83,501	11/2010	RBS	0	(1)	(1)
Buy		46,000	12/2010	BCLY	10	0	10
Buy		39,870	12/2010	BNP	5	0	5
Buy		5,482	12/2010	BOA	2	0	2
Buy	KRW	9,555	11/2010	BCLY	0	0	0
Buy		11,927	11/2010	BOA	0	0	0
Sell		8,881	11/2010	BOA	0	0	0
Buy		16,899	11/2010	CITI	0	0	0
Sell		37,327	11/2010	CITI	0	0	0
Buy		11,626	11/2010	DUB	0	0	0
Buy		23,156	11/2010	JPM	0	0	0
Buy		11,511	11/2010	MSC	0	0	0
Sell		29,400	11/2010	MSC	0	(1)	(1)
Sell		9,429	11/2010	RBS	0	0	0
Buy		370,494	01/2011	BCLY	0	0	0
Buy	MXN	1,726	02/2011	BCLY	2	0	2
Sell	MYR	0	10/2010	CITI	0	0	0
Buy	NOK	497	11/2010	CITI	3	0	3
Sell	PHP	0	11/2010	CITI	0	0	0
Buy		0	11/2010	UBS	0	0	0
Buy	SEK	1,482	11/2010	BOA	8	0	8
Buy		587	11/2010	CITI	4	0	4
Sell	SGD	8	03/2011	CITI	0	0	0
Buy		13	03/2011	GSC	0	0	0

					$459	$(714)	$(255)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$1,835	$0	$1,835
Canada
Corporate Bonds & Notes	0	838	0	838
Mortgage-Backed Securities	0	20	0	20
Sovereign Issues	0	3,887	0	3,887
Denmark
Corporate Bonds & Notes	0	900	0	900
France
Corporate Bonds & Notes	0	2,192	0	2,192
Sovereign Issues	0	2,049	0	2,049
Germany
Corporate Bonds & Notes	0	518	0	518
Sovereign Issues	0	8,743	0	8,743
Ireland
Corporate Bonds & Notes	0	274	0	274
Netherlands
Asset-Backed Securities	0	80	0	80
Corporate Bonds & Notes	0	1,922	0	1,922
Sovereign Issues	0	3,521	0	3,521
Norway
Corporate Bonds & Notes	0	288	0	288
Russia
Corporate Bonds & Notes	0	120	0	120
Supranational
Corporate Bonds & Notes	0	280	0	280
Sweden
Corporate Bonds & Notes	0	743	0	743
United Kingdom
Corporate Bonds & Notes	0	2,019	0	2,019
Mortgage-Backed Securities	0	1,155	0	1,155
Sovereign Issues	0	5,063	0	5,063
United States
Asset-Backed Securities	0	90	0	90
Corporate Bonds & Notes	0	2,005	0	2,005
Mortgage-Backed Securities	0	1,383	110	1,493
U.S. Government Agencies	0	572	0	572
Short-Term Instruments
Repurchase Agreements	0	162	0	162
U.S. Treasury Bills	0	415	0	415
PIMCO Short-Term Floating NAV Portfolio	3,621	0	0	3,621

Investments, at value	$3,621	$41,074	$110	$44,805

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	15	0	15
Foreign Exchange Contracts	0	459	0	459
Interest Rate Contracts	20	304	0	324

	$20	$778	$0	$798

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5)	(6)	(11)
Foreign Exchange Contracts	0	(718)	0	(718)
Interest Rate Contracts	(5)	(102)	0	(107)

	$(5)	$(825)	$(6)	$(836)

Totals	$3,636	$41,027	$104	$44,767

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
United Kingdom
Corporate Bonds & Notes	$393	$0	$0	$0	$0	$69	$0	$(462)	$0	$0
United States
Mortgage-Backed Securities	0	109	0	0	0	1	0	0	110	1

Investments, at value	$393	$109	$0	$0	$0	$70	$0	$(462)	$110	$1
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(6)	$0	$0	$0	$0	$0	$(6)	$0

Totals	$393	$109	$(6)	$0	$0	$70	$0	$(462)	$104	$1

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 5.3%
CORPORATE BONDS & NOTES 4.8%
Commonwealth Bank of Australia
0.789% due 06/25/2014		$300	$302
3.492% due 08/13/2014		500	537
4.500% due 02/20/2014	AUD	500	470
ING Bank Australia Ltd.
5.480% due 06/24/2014		800	777
Macquarie Bank Ltd.
2.600% due 01/20/2012		$800	820
National Australia Bank Ltd.
1.031% due 07/08/2014		400	404
Westpac Banking Corp.
0.572% due 09/10/2014		400	401
2.900% due 09/10/2014		700	741

			4,452

MORTGAGE-BACKED SECURITIES 0.5%
Medallion Trust
0.448% due 05/25/2035		109	106
Puma Finance Ltd.
4.782% due 08/22/2037	AUD	135	127
Torrens Trust
4.993% due 10/19/2038		223	211

			444

Total Australia (Cost $4,588)			4,896

CANADA 7.6%
ASSET-BACKED SECURITIES 1.2%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	500	497
Ford Auto Securitization Trust
4.817% due 10/15/2012		100	100
Golden Credit Card Trust
5.106% due 04/15/2017		500	495

			1,092

SOVEREIGN ISSUES 6.4%
Canada Government Bond
2.500% due 09/01/2013		900	898
2.500% due 06/01/2015		200	200
3.500% due 06/01/2013		1,700	1,738
Canada Housing Trust No. 1
2.450% due 12/15/2015		1,200	1,178
Province of Ontario Canada
4.200% due 06/02/2020		100	102
4.600% due 06/02/2039		300	311
5.850% due 03/08/2033		88	105
6.200% due 06/02/2031		300	372
Province of Quebec Canada
5.000% due 12/01/2038		700	756
5.750% due 12/01/2036		200	237

			5,897

Total Canada (Cost $6,702)			6,989

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	36	7
Realkredit Danmark A/S
2.000% due 01/01/2011		400	73

Total Denmark (Cost $82)			80

FRANCE 16.2%
CORPORATE BONDS & NOTES 6.4%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	300	422
3.750% due 12/13/2011		200	280
4.750% due 05/28/2013		300	439
BPCE S.A.
6.117% due 10/29/2049		100	119
Cie de Financement Foncier
1.625% due 07/23/2012		$600	603
2.000% due 02/17/2012	EUR	100	137
2.250% due 01/25/2013		200	275
2.500% due 09/16/2015		$400	403
3.625% due 01/16/2012	EUR	100	140
4.000% due 07/21/2011		400	557
Dexia Credit Local S.A.
0.778% due 01/12/2012		$600	597
2.375% due 09/23/2011		800	810
2.750% due 01/10/2014		800	819
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	100	139
Vivendi S.A.
5.750% due 04/04/2013		$200	218

			5,958

SOVEREIGN ISSUES 9.8%
France Government Bond
3.500% due 04/25/2015	EUR	600	883
4.250% due 10/25/2018		4,000	6,184
4.250% due 04/25/2019		200	310
France Treasury Notes
3.000% due 01/12/2011		1,000	1,372
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		200	277

			9,026

Total France (Cost $15,014)			14,984

GERMANY 20.2%
ASSET-BACKED SECURITIES 0.2%
Driver One GmbH
0.718% due 10/21/2015	EUR	109	147

CORPORATE BONDS & NOTES 0.7%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		500	693

SOVEREIGN ISSUES 19.3%
Republic of Germany
1.250% due 03/11/2011		200	273
3.250% due 07/04/2015		1,700	2,509
3.250% due 01/04/2020		400	592
3.500% due 04/08/2011		300	415
3.750% due 01/04/2019		300	459
4.000% due 10/11/2013		1,300	1,931
4.000% due 01/04/2018		700	1,084
4.250% due 07/04/2017		700	1,097
4.250% due 07/04/2018		2,000	3,153
4.750% due 07/04/2034		800	1,435
5.000% due 07/04/2011		200	281
5.500% due 01/04/2031		1,700	3,232
6.500% due 07/04/2027		700	1,427

			17,888

Total Germany (Cost $17,383)			18,728

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011	EUR	400	548

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.039% due 12/15/2016		90	107

Total Ireland (Cost $688)			655

ITALY 0.0%
MORTGAGE-BACKED SECURITIES 0.0%
Vela Home SRL
1.164% due 10/24/2027	EUR	2	2

Total Italy (Cost $3)			2

JAPAN 3.2%
MORTGAGE-BACKED SECURITIES 0.1%
JLOC Ltd.
0.500% due 02/16/2016	JPY	11,158	103

SOVEREIGN ISSUES 3.1%
Japan Government International Bond
0.200% due 02/15/2012		240,000	2,878

Total Japan (Cost $2,737)			2,981

LIBERIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	205

Total Liberia (Cost $189)			205

NETHERLANDS 4.6%
CORPORATE BONDS & NOTES 3.3%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	200	281
3.750% due 01/12/2012		100	140
Achmea Hypotheekbank NV
0.804% due 11/03/2014		$700	699
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	720
LeasePlan Corp. NV
3.250% due 05/22/2014		100	144
NIBC Bank NV
0.676% due 12/02/2014		$600	600
2.800% due 12/02/2014		300	313
Rabobank Nederland NV
11.000% due 06/29/2049		75	98

			2,995

SOVEREIGN ISSUES 1.3%
Netherlands Government International Bond
4.000% due 07/15/2018	EUR	600	919
4.500% due 07/15/2017		200	314

			1,233

Total Netherlands (Cost $4,086)			4,228

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	300	407
4.500% due 05/16/2011		200	278

Total Norway (Cost $694)			685

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$300	361

Total Russia (Cost $358)			361

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	146

Total South Korea (Cost $154)			146

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
European Investment Bank
3.625% due 10/15/2011	EUR	700	981

Total Supranational (Cost $878)			981

SWEDEN 1.2%
CORPORATE BONDS & NOTES 1.2%
Stadshypotek AB
0.839% due 09/30/2013		$500	503
1.450% due 09/30/2013		500	503
Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	100	139

Total Sweden (Cost $1,126)			1,145

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Transocean, Inc.
4.950% due 11/15/2015		$400	417

Total Switzerland (Cost $400)			417

UNITED KINGDOM 14.5%
ASSET-BACKED SECURITIES 0.1%
Bumper 2 S.A.
2.379% due 06/20/2022	EUR	73	100

CORPORATE BONDS & NOTES 3.8%
Bank of Scotland PLC
4.375% due 07/13/2016		100	144
BP Capital Markets PLC
3.125% due 10/01/2015 (c)		$300	302
HBOS PLC
6.750% due 05/21/2018		200	201
Lloyds TSB Bank PLC
12.000% due 12/29/2049		200	231
Nationwide Building Society
4.625% due 09/13/2012	EUR	100	142
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		$800	806
2.750% due 06/18/2013	EUR	500	686
4.125% due 11/14/2011	GBP	600	975

			3,487

MORTGAGE-BACKED SECURITIES 0.9%
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	300	408
Granite Master Issuer PLC
0.427% due 12/20/2054		$100	77
Mansard Mortgages
1.375% due 12/15/2049	GBP	247	331

			816

SOVEREIGN ISSUES 9.7%
United Kingdom Gilt
2.250% due 03/07/2014		100	163
2.750% due 01/22/2015		2,200	3,620
3.750% due 09/07/2019		200	335
4.250% due 06/07/2032		100	168
4.250% due 03/07/2036		200	333
4.250% due 09/07/2039		100	167
4.500% due 03/07/2013		1,000	1,708
4.500% due 03/07/2019		300	532
4.500% due 12/07/2042		500	869
4.750% due 12/07/2038		600	1,082

			8,977

Total United Kingdom (Cost $12,929)			13,380

UNITED STATES 21.6%
ASSET-BACKED SECURITIES 1.8%
Amortizing Residential Collateral Trust
0.836% due 07/25/2032		$1	1
0.956% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029		1	1
Asset-Backed Funding Certificates
0.316% due 01/25/2037		12	12
Bear Stearns Asset-Backed Securities Trust
0.326% due 12/25/2036		72	66
Countrywide Asset-Backed Certificates
0.336% due 06/25/2037		20	20
Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.487% due 12/20/2027		1	1
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		18	18
Ford Credit Auto Owner Trust
1.677% due 06/15/2012		52	52
Franklin Auto Trust
1.837% due 06/20/2012		112	112
Indymac Residential Asset-Backed Trust
0.706% due 08/25/2035		200	150
Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		12	11
Nelnet Student Loan Trust
1.028% due 04/27/2015		23	23
Residential Asset Securities Corp.
0.756% due 07/25/2032		3	2
SACO I, Inc.
0.316% due 05/25/2036		6	5
SLM Student Loan Trust
0.998% due 10/25/2017		400	401
1.998% due 04/25/2023		775	803

Structured Asset Securities Corp.
0.306% due 10/25/2036		11	11
0.546% due 01/25/2033		3	3
Wells Fargo Home Equity Trust
0.486% due 10/25/2035		7	7
0.496% due 10/25/2035		4	4

			1,705

CORPORATE BONDS & NOTES 10.6%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	200	275
6.625% due 05/15/2012		$300	314
6.875% due 08/28/2012		200	209
American International Group, Inc.
5.450% due 05/18/2017		40	41
5.850% due 01/16/2018		200	208
8.000% due 05/22/2038	EUR	400	521
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,087
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	279
4.250% due 04/05/2017		200	286
Bank of America Corp.
6.500% due 08/01/2016		$200	225
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	117
7.250% due 02/01/2018		100	122
Citigroup, Inc.
0.562% due 06/09/2016		300	255
5.500% due 10/15/2014		400	435
Computer Sciences Corp.
5.000% due 02/15/2013		369	396
DR Horton, Inc.
6.000% due 04/15/2011		100	102
Harris Corp.
5.950% due 12/01/2017		500	575
International Lease Finance Corp.
5.400% due 02/15/2012		100	101
6.500% due 09/01/2014		200	215
6.750% due 09/01/2016		200	215
iStar Financial, Inc.
5.150% due 03/01/2012		100	86
JPMorgan Chase & Co.
3.625% due 12/12/2011	EUR	300	421
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		$10	10
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	70
6.875% due 05/02/2018 (a)		200	48
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	216
Merrill Lynch & Co., Inc.
1.326% due 07/22/2014	EUR	300	385
6.750% due 05/21/2013		200	296
Morgan Stanley
1.188% due 11/29/2013		340	440
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104
Sprint Nextel Corp.
6.000% due 12/01/2016		100	99
State Street Capital Trust IV
1.292% due 06/01/2077		100	72
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,077

Viacom, Inc.
6.125% due 10/05/2017		200	234
WM Covered Bond Program
4.375% due 05/19/2014	EUR	200	288

			9,824

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
2.034% due 09/25/2045		$145	129
Banc of America Mortgage Securities, Inc.
5.391% due 02/25/2036		139	109
BCAP LLC Trust
0.426% due 01/25/2037		175	100
Bear Stearns Adjustable Rate Mortgage Trust
2.714% due 08/25/2033		9	8
2.760% due 03/25/2035		151	144
2.934% due 03/25/2035		19	18
5.137% due 08/25/2035		100	100
Bear Stearns Alt-A Trust
0.416% due 02/25/2034		125	96
2.984% due 09/25/2035		81	62
4.044% due 11/25/2035		83	48
5.226% due 03/25/2036		166	87
5.316% due 11/25/2036		178	110
6.160% due 08/25/2036		113	74
Bear Stearns Structured Products, Inc.
5.436% due 12/26/2046		68	48
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		27	25
2.560% due 08/25/2035		46	43
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	311
Countrywide Alternative Loan Trust
0.467% due 03/20/2046		151	86
0.536% due 02/25/2037		125	72
0.587% due 11/20/2035		192	110
1.370% due 12/25/2035		230	143
1.870% due 11/25/2035		36	21
5.250% due 06/25/2035		34	28
6.000% due 04/25/2037		60	41
Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035		71	47
0.576% due 03/25/2035		139	81
0.586% due 02/25/2035		17	13
2.985% due 08/25/2034		75	54
3.466% due 11/25/2034		26	23
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		3	3
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		287	175
Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047		77	72
GSR Mortgage Loan Trust
2.900% due 09/25/2035		300	243
4.923% due 01/25/2036		220	174
Harborview Mortgage Loan Trust
0.477% due 05/19/2035		66	41
3.041% due 05/19/2033		13	14
Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035		55	35
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		38	35

JPMorgan Mortgage Trust
5.441% due 02/25/2036	123	114
5.570% due 07/27/2037	288	255
Mellon Residential Funding Corp.
0.697% due 12/15/2030	26	24
Merrill Lynch Floating Trust
0.796% due 07/09/2021	200	186
MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	42	38
Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	168	159
Residential Accredit Loans, Inc.
0.406% due 02/25/2047	70	35
0.436% due 06/25/2046	178	71
0.466% due 04/25/2046	149	63
Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	20	18
Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2046	27	14
0.476% due 05/25/2036	194	111
0.476% due 09/25/2047	200	57
0.486% due 05/25/2045	53	35
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	8	7
0.917% due 09/19/2032	8	7
1.870% due 08/25/2047	81	49
TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	9	8
5.970% due 09/25/2036	194	114
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	82	79
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	153	142
Wachovia Mortgage Loan Trust LLC
3.804% due 10/20/2035	300	252
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	46	3
0.486% due 04/25/2045	19	16
0.566% due 01/25/2045	17	14
0.796% due 12/25/2027	45	41
1.350% due 06/25/2046	96	71
1.370% due 02/25/2046	223	166
2.384% due 03/25/2033	34	33
2.724% due 03/25/2035	208	197
3.003% due 02/27/2034	18	18
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.310% due 07/25/2046	68	32
Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	28	26
3.778% due 06/25/2035	111	111
4.576% due 03/25/2036	160	142
4.917% due 03/25/2036	254	229
5.442% due 07/25/2036	189	153

		6,127

	SHARES
PREFERRED SECURITIES 0.6%
DG Funding Trust
0.652% due 12/31/2049	65	501
SLM Corp.
3.198% due 01/16/2018	900	16

		517

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.376% due 03/25/2034	$19	18
0.406% due 08/25/2034	11	10
0.606% due 09/25/2042	50	50
1.586% due 10/01/2044	49	49
2.630% due 12/01/2034	18	19
2.709% due 05/25/2035	44	47
2.753% due 11/01/2034	132	139
5.480% due 07/01/2018	200	227
6.000% due 07/25/2044	33	35
Freddie Mac
0.757% due 12/15/2032	81	82
1.586% due 10/25/2044	118	122
2.654% due 02/01/2029	14	15
4.655% due 03/01/2035	143	150
4.976% due 04/01/2035	321	338
5.000% due 03/15/2025	2	2
Ginnie Mae
3.375% due 04/20/2028 - 06/20/2030	8	8
Tennessee Valley Authority
6.250% due 12/15/2017	400	504

		1,815

Total United States (Cost $20,679)		19,988

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$199	199

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $208. Repurchase proceeds are $199.)
U.S. TREASURY BILLS 2.7%
0.099% due 10/07/2010 - 01/13/2011 (d)(f)(h)	2,529	2,529

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.3%
	212,213	2,126

Total Short-Term Instruments (Cost $4,854)		4,854

Total Investments 103.5% (Cost $93,544)		$95,705
Written Options (j) (0.4%) (Premiums $240)		(333)
Other Assets and Liabilities (Net) (3.1%)		(2,871)

Net Assets 100.0%		$92,501

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $2,380 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $3,654 at a weighted average interest rate of 0.457%. On September 30, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $149 and cash of $77 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	9	$(4)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	55	50
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	13	(3)

				$43

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.431%	$1,000	$(4)	$0	$(4)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%	200	(6)	0	(6)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.536%	369	0	0	0
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.160%	100	(2)	0	(2)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.608%	500	(28)	0	(28)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%	100	4	0	4
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	26.387%	100	22	0	22
Marsh & McLennan Cos., Inc.	BCLY	(1.160%	)	09/20/2014	1.199%	200	0	0	0
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.577%	100	0	0	0
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	4.364%	200	13	0	13
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.737%	100	14	0	14
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.625%	1,000	70	0	70
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.916%	200	(3)	0	(3)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.765%	100	(3)	0	(3)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.765%	100	(3)	0	(3)

							$74	$0	$74

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.413%	$500	$14	$8	$6
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	400	7	3	4
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%	1,600	29	14	15

						$50	$25	$25

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	$5,952	$(27)	$(35)	$8

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	500	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		700	(1)	0	(1)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		4,400	3	3	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		6,900	67	72	(5)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	1,600	1	(1)	2
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		1,800	0	(1)	1
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	800	35	(5)	40
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	1,600	2	(1)	3
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		900	31	4	27
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	730,000	393	149	244
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	DUB		10,000	5	2	3
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		360,000	195	72	123
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		150,000	146	(6)	152

							$876	$288	$588

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	41	$10	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$500	$5	$3
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,100	11	6
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,800	25	19
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	400	1	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	400	2	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,200	13	6
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	700	7	5
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	7	3
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	300	1	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	300	1	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	700	7	4
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,800	25	223
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,800	30	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	600	6	4
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	4
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,600	30	24

							$184	$305

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	500	$1	$1
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		500	1	1
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		$1,000	2	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	600	2	2
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		$1,000	6	5
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	600	5	5

							$17	$17

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$300	$2	$0
Call - OTC USD versus BRL		1.820	10/15/2010	600	4	0
Call - OTC USD versus MXN	MXN	13.550	10/15/2010	300	2	1
Call - OTC USD versus BRL	BRL	1.780	10/29/2010	900	7	2
Call - OTC USD versus MXN	MXN	12.850	10/29/2010	500	3	3
Call - OTC USD versus MXN		13.250	10/29/2010	900	7	1
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010	600	4	1

					$29	$8

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	201	10/2010	BNP	$2	$0	$2
Sell		121	10/2010	CITI	0	(7)	(7)
Buy		92	10/2010	CSFB	3	0	3
Sell		264	10/2010	CSFB	0	(16)	(16)
Sell		1,734	10/2010	DUB	0	(135)	(135)
Buy		129	10/2010	RBS	3	0	3
Sell	BRL	103	10/2010	HSBC	0	(3)	(3)
Buy		103	10/2010	JPM	4	0	4
Buy		369	12/2010	HSBC	8	0	8
Sell		133	12/2010	JPM	0	(3)	(3)
Sell		133	12/2010	RBS	0	(3)	(3)
Buy	CAD	1,145	11/2010	BCLY	38	0	38
Buy		179	11/2010	BNP	0	0	0
Buy		31	11/2010	BOA	0	0	0
Sell		3,949	11/2010	DUB	23	0	23
Sell		1,804	11/2010	MSC	0	(37)	(37)
Sell		1,858	11/2010	RBS	11	0	11
Buy	CNY	2,632	11/2010	BCLY	3	(1)	2
Sell		892	11/2010	BCLY	0	(3)	(3)
Buy		106	11/2010	CITI	0	0	0
Buy		106	11/2010	DUB	0	0	0
Sell		707	11/2010	DUB	0	(1)	(1)
Sell		948	11/2010	HSBC	0	0	0
Buy		212	11/2010	JPM	0	0	0
Sell		454	11/2010	JPM	0	0	0
Buy		653	11/2010	MSC	0	(1)	(1)
Sell		878	11/2010	RBS	0	(3)	(3)
Buy		1,535	11/2010	UBS	1	0	1
Sell		891	01/2011	BCLY	0	(3)	(3)
Buy		1,333	01/2011	BOA	1	0	1
Sell		2,820	01/2011	CITI	0	(9)	(9)
Buy		3,751	01/2011	HSBC	3	0	3
Buy		1,433	01/2011	JPM	1	0	1
Sell		2,901	01/2011	JPM	0	(9)	(9)
Buy		1,524	01/2011	MSC	1	0	1
Buy		583	04/2011	BCLY	0	0	0
Buy		291	04/2011	CSFB	0	0	0
Buy		185	04/2011	HSBC	0	0	0
Buy		212	04/2011	JPM	0	0	0
Buy		1,569	04/2011	MSC	0	0	0
Buy		1,581	06/2011	BCLY	4	0	4
Buy		977	06/2011	DUB	0	(1)	(1)
Buy		832	06/2011	HSBC	3	0	3
Buy		1,512	06/2011	JPM	0	0	0
Buy		3,061	06/2011	RBS	8	0	8
Buy		645	09/2011	BOA	2	0	2
Buy		631	09/2011	CITI	1	0	1
Buy		1,629	09/2011	HSBC	4	0	4
Buy		4,021	09/2011	JPM	10	0	10
Buy	EUR	8,382	10/2010	BCLY	40	0	40
Sell		22,700	10/2010	BCLY	0	(2,043)	(2,043)
Buy		205	10/2010	BOA	13	0	13
Sell		5,939	10/2010	CITI	0	(561)	(561)
Buy		915	10/2010	CSFB	83	0	83
Sell		533	10/2010	DUB	0	(40)	(40)
Buy		4,114	10/2010	HSBC	19	0	19
Sell		216	10/2010	JPM	0	0	0
Buy		168	10/2010	MSC	16	0	16
Sell		2,562	10/2010	MSC	0	(220)	(220)
Buy		4,543	10/2010	RBC	7	0	7
Buy		8,354	10/2010	RBS	22	0	22
Sell		1,089	10/2010	UBS	0	(79)	(79)
Sell		8,382	11/2010	BCLY	0	(39)	(39)
Sell		600	11/2010	CITI	0	(13)	(13)
Sell		4,114	11/2010	HSBC	0	(18)	(18)
Sell		5,011	11/2010	MSC	10	0	10
Sell		4,543	11/2010	RBC	0	(6)	(6)
Sell		8,227	11/2010	RBS	0	(9)	(9)
Sell	GBP	6,422	10/2010	RBS	0	(103)	(103)
Sell		195	12/2010	BOA	0	(3)	(3)
Sell		223	12/2010	RBS	0	0	0
Buy	IDR	293,190	11/2010	BCLY	3	0	3
Buy		389,200	11/2010	CITI	4	0	4
Buy		161,720	11/2010	DUB	1	0	1
Buy		1,629,120	11/2010	HSBC	3	0	3
Buy		417,960	07/2011	CITI	1	0	1
Buy		869,140	07/2011	HSBC	2	0	2
Buy	INR	11,546	11/2010	DUB	4	0	4
Buy	JPY	12,904	11/2010	CITI	0	0	0
Sell		321,653	12/2010	BCLY	0	(34)	(34)
Buy		4,369	12/2010	BOA	1	0	1
Buy	KRW	56,105	11/2010	BCLY	1	0	1
Sell		24,541	11/2010	BCLY	0	(1)	(1)
Buy		40,716	11/2010	BNP	1	0	1
Buy		150,296	11/2010	BOA	3	0	3
Sell		17,428	11/2010	BOA	0	0	0
Buy		230,331	11/2010	CITI	4	0	4
Sell		140,824	11/2010	CITI	0	(1)	(1)
Buy		75,618	11/2010	DUB	1	0	1
Buy		11,730	11/2010	GSC	0	0	0
Buy		74,426	11/2010	HSBC	1	0	1
Buy		57,528	11/2010	JPM	0	0	0
Buy		168,095	11/2010	MSC	1	0	1
Sell		57,400	11/2010	MSC	0	(2)	(2)
Buy		72,044	11/2010	RBS	1	0	1
Sell		68,773	11/2010	RBS	0	(2)	(2)
Buy		130,359	01/2011	BCLY	0	0	0
Buy	MXN	3,440	02/2011	BCLY	2	0	2
Buy	MYR	1	10/2010	CITI	0	0	0
Buy		0	10/2010	DUB	0	0	0
Buy	NOK	1,398	11/2010	CITI	9	0	9
Buy	PHP	18,378	11/2010	CITI	4	0	4
Buy		15,352	11/2010	HSBC	3	0	3
Buy	SEK	303	11/2010	BOA	2	0	2
Sell		388	11/2010	CITI	0	(3)	(3)
Sell	SGD	21	03/2011	BCLY	0	0	0
Buy		40	03/2011	GSC	0	0	0
Sell	TWD	5	10/2010	CITI	0	0	0
Sell		26	01/2011	DUB	0	0	0

					$396	$(3,412)	$(3,016)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$4,452	$0	$4,452
Mortgage-Backed Securities	0	444	0	444
Canada
Asset-Backed Securities	0	1,092	0	1,092
Sovereign Issues	0	5,897	0	5,897
Denmark
Corporate Bonds & Notes	0	80	0	80
France
Corporate Bonds & Notes	0	5,958	0	5,958
Sovereign Issues	0	9,026	0	9,026
Germany
Asset-Backed Securities	0	147	0	147
Corporate Bonds & Notes	0	693	0	693
Sovereign Issues	0	17,888	0	17,888
Ireland
Corporate Bonds & Notes	0	548	0	548
Mortgage-Backed Securities	0	107	0	107
Italy
Mortgage-Backed Securities	0	2	0	2
Japan
Mortgage-Backed Securities	0	103	0	103
Sovereign Issues	0	2,878	0	2,878
Liberia
Corporate Bonds & Notes	0	205	0	205
Netherlands
Corporate Bonds & Notes	0	2,995	0	2,995
Sovereign Issues	0	1,233	0	1,233
Norway
Corporate Bonds & Notes	0	685	0	685
Russia
Corporate Bonds & Notes	0	361	0	361
South Korea
Sovereign Issues	0	146	0	146
Supranational
Corporate Bonds & Notes	0	981	0	981
Sweden
Corporate Bonds & Notes	0	1,145	0	1,145
Switzerland
Corporate Bonds & Notes	0	417	0	417
United Kingdom
Asset-Backed Securities	0	100	0	100
Corporate Bonds & Notes	0	3,487	0	3,487
Mortgage-Backed Securities	0	408	408	816
Sovereign Issues	0	8,977	0	8,977
United States
Asset-Backed Securities	0	1,705	0	1,705
Corporate Bonds & Notes	0	9,824	0	9,824
Mortgage-Backed Securities	0	5,869	258	6,127
Preferred Stocks	15	0	502	517
U.S. Government Agencies	0	1,815	0	1,815
Short-Term Instruments
Repurchase Agreements	0	199	0	199
U.S. Treasury Bills	0	2,529	0	2,529
PIMCO Short-Term Floating NAV Portfolio	2,126	0	0	2,126

Investments, at value	$2,141	$92,396	$1,168	$95,705

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	156	0	156
Foreign Exchange Contracts	0	396	0	396
Interest Rate Contracts	50	595	0	645

	$50	$1,147	$0	$1,197

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(50)	(17)	(67)
Foreign Exchange Contracts	0	(3,420)	0	(3,420)
Interest Rate Contracts	(7)	(314)	0	(321)

	$(7)	$(3,784)	$(17)	$(3,808)

Totals	$2,184	$89,759	$1,151	$93,094

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Japan
Mortgage-Backed Securities	$99	$0	$(24)	$0	$6	$22	$0	$(103)	$0	$0
United Kingdom
Corporate Bonds & Notes	196	0	0	0	0	35	0	(231)	0	0
Mortgage-Backed Securities	0	402	0	0	0	6	0	0	408	6
United States
Mortgage-Backed Securities	0	256	(24)	0	5	21	0	0	258	21
Preferred Securities	577	0	0	0	0	(75)	0	0	502	(75)

Investments, at value	$872	$658	$(48)	$0	$11	$9	$0	$(334)	$1,168	$(48)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(17)	$0	$0	$0	$0	$0	$(17)	$0

Totals	$872	$658	$(65)	$0	$11	$9	$0	$(334)	$1,151	$(48)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.8%
CORPORATE BONDS & NOTES 0.7%
Commonwealth Bank of Australia
4.500% due 02/20/2014	AUD	1,700	$1,597
National Australia Bank Ltd.
0.519% due 06/29/2016		$600	581
4.250% due 03/26/2012	AUD	1,400	1,335

			3,513

MORTGAGE-BACKED SECURITIES 1.1%
Medallion Trust
0.448% due 05/25/2035		$406	392
Puma Finance Ltd.
0.409% due 02/21/2038		361	346
4.782% due 08/22/2037	AUD	432	407
5.123% due 07/12/2036		127	121
Superannuation Members Home Loans Global Fund
0.738% due 11/09/2035		$2,707	2,632
Swan Trust
0.478% due 05/12/2037		420	408
4.923% due 05/12/2037	AUD	577	545
Torrens Trust
4.993% due 10/19/2038		667	633

			5,484

Total Australia (Cost $8,132)			8,997

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.2%
BM&FBovespa S.A.
5.500% due 07/16/2020		$300	321
CSN Islands XI Corp.
6.875% due 09/21/2019		400	442
GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	223

			986

SOVEREIGN ISSUES 0.2%
Brazilian Government International Bond
4.875% due 01/22/2021		1,100	1,213

Total Brazil (Cost $2,078)			2,199

CANADA 2.3%
ASSET-BACKED SECURITIES 0.3%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	1,600	1,592

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,110

SOVEREIGN ISSUES 1.8%
Canada Government Bond
2.500% due 06/01/2015	CAD	3,600	3,592
3.000% due 12/01/2015		4,000	4,075
Canada Housing Trust No. 1
2.450% due 12/15/2015		1,100	1,079

			8,746

Total Canada (Cost $10,998)			11,448

DENMARK 2.1%
SOVEREIGN ISSUES 2.1%
Denmark Government International Bond
4.000% due 11/15/2019	DKK	30,700	6,396
4.500% due 11/15/2039		18,000	4,373

Total Denmark (Cost $9,662)			10,769

FRANCE 0.7%
CORPORATE BONDS & NOTES 0.7%
Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,162
Vivendi S.A.
5.750% due 04/04/2013		900	980
6.625% due 04/04/2018		100	116

Total France (Cost $2,966)			3,258

GERMANY 1.3%
ASSET-BACKED SECURITIES 0.1%
Driver One GmbH
0.718% due 10/21/2015	EUR	271	368

CORPORATE BONDS & NOTES 0.6%
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		2,200	3,296

SOVEREIGN ISSUES 0.6%
Republic of Germany
5.500% due 01/04/2031		1,500	2,852

Total Germany (Cost $5,847)			6,516

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.0%
SC Germany Auto
0.687% due 08/11/2015	EUR	57	78

MORTGAGE-BACKED SECURITIES 0.2%
Immeo Residential Finance PLC
1.039% due 12/15/2016		897	1,067

Total Ireland (Cost $1,390)			1,145

ITALY 3.3%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.039% due 12/12/2028	EUR	417	544
Split SRL
1.024% due 10/25/2018		72	96

			640

MORTGAGE-BACKED SECURITIES 0.0%
Siena Mortgages SpA
1.107% due 12/16/2038		72	97

SOVEREIGN ISSUES 3.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2014		11,300	15,918

Total Italy (Cost $17,738)			16,655

JERSEY, CHANNEL ISLANDS 1.3%
ASSET-BACKED SECURITIES 0.9%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	3,333	4,557

CORPORATE BONDS & NOTES 0.4%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,721

Total Jersey, Channel Islands (Cost $5,644)			6,278

MEXICO 0.6%
CORPORATE BONDS & NOTES 0.6%
America Movil SAB de C.V.
3.625% due 03/30/2015		$2,000	2,093
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,105

Total Mexico (Cost $3,093)			3,198

NETHERLANDS 2.5%
CORPORATE BONDS & NOTES 2.5%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,936
Rabobank Nederland NV
6.875% due 03/19/2020		1,000	1,323
Waha Aerospace BV
3.925% due 07/28/2020		$500	519

Total Netherlands (Cost $12,057)			12,778

NEW ZEALAND 0.3%
CORPORATE BONDS & NOTES 0.3%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,668

Total New Zealand (Cost $1,500)			1,668

NORWAY 1.4%
CORPORATE BONDS & NOTES 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	972

SOVEREIGN ISSUES 1.2%
Norway Government Bond
6.500% due 05/15/2013	NOK	31,157	5,843

Total Norway (Cost $6,454)			6,815

QATAR 1.1%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,145

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,392

Total Qatar (Cost $5,526)			5,537

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	353
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		1,100	1,322

Total Russia (Cost $1,463)			1,675

SOUTH KOREA 0.8%
SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	527
5.750% due 05/22/2013	EUR	500	729
5.875% due 01/14/2015		$2,600	2,912

Total South Korea (Cost $4,058)			4,168

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.7%
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$3,500	3,453

MORTGAGE-BACKED SECURITIES 0.0%
Bancaja Fondo de Titulizacion de Activos
0.994% due 10/25/2037	EUR	125	141

Total Spain (Cost $3,681)			3,594

SWITZERLAND 2.4%
CORPORATE BONDS & NOTES 2.4%
UBS AG
5.750% due 04/25/2018		$1,900	2,148
5.875% due 12/20/2017		8,500	9,632

Total Switzerland (Cost $10,641)			11,780

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi
6.750% due 04/08/2019		$1,900	2,314

Total United Arab Emirates (Cost $2,100)			2,314

UNITED KINGDOM 20.1%
CORPORATE BONDS & NOTES 3.1%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,200	1,731
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,195
10.179% due 06/12/2021		2,120	2,832
BP Capital Markets PLC
0.422% due 04/11/2011		400	399
4.250% due 01/10/2011	EUR	100	137
HBOS PLC
6.750% due 05/21/2018		$800	805
LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	1,116
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	923
12.000% due 12/29/2049		2,100	2,425
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012	AUD	1,400	1,329
7.640% due 03/29/2049 (a)		$3,200	2,392
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	206
XL Capital Finance Europe PLC
6.500% due 01/15/2012		100	104

			15,594

MORTGAGE-BACKED SECURITIES 0.1%
Permanent Financing PLC
1.010% due 09/10/2032	EUR	300	407

SOVEREIGN ISSUES 16.9%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	46,000	75,701
4.750% due 12/07/2038		5,400	9,740

			85,441

Total United Kingdom (Cost $96,980)			101,442

UNITED STATES 84.5%
ASSET-BACKED SECURITIES 2.5%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$129	129
Accredited Mortgage Loan Trust
0.306% due 02/25/2037		37	36
Amortizing Residential Collateral Trust
0.836% due 07/25/2032		1	1
0.956% due 10/25/2031		2	1
Asset-Backed Funding Certificates
0.316% due 01/25/2037		49	48
Capital Auto Receivables Asset Trust
1.707% due 10/15/2012		530	534
Carrington Mortgage Loan Trust
0.306% due 12/25/2036		260	238
Conseco Finance Securitizations Corp.
6.990% due 07/01/2031		2,531	2,584
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		103	102
0.306% due 08/25/2037		167	162
Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		1	1
Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		91	78
Denver Arena Trust
6.940% due 11/15/2019		123	113
Ford Credit Auto Owner Trust
1.677% due 06/15/2012		258	259
GSAMP Trust
0.356% due 01/25/2047		26	26
Home Equity Mortgage Trust
5.500% due 01/25/2037		201	34
Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		262	261
JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		108	104
Morgan Stanley ABS Capital I
1.056% due 07/25/2037		3,462	3,171
Nelnet Student Loan Trust
0.299% due 12/27/2016		504	503
1.028% due 04/27/2015		94	94
SACO I, Inc.
0.316% due 05/25/2036		19	15
0.456% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC Trust
0.306% due 12/25/2036		70	67
SLC Student Loan Trust
0.742% due 06/15/2017		800	801
SLM Student Loan Trust
0.492% due 12/17/2018		125	125
0.498% due 10/25/2016		89	89
0.578% due 04/26/2021		1,150	1,148
0.998% due 10/25/2017		1,600	1,605
Structured Asset Securities Corp.
0.656% due 05/25/2034		9	9
1.756% due 04/25/2035		34	25

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		2	2
Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036		181	129
Wells Fargo Home Equity Trust
0.486% due 10/25/2035		23	23
0.506% due 12/25/2035		40	40

			12,561

BANK LOAN OBLIGATIONS 0.8%
American General Finance Corp.
7.250% due 04/21/2015		1,500	1,510
DaVita, Inc.
1.760% due 10/05/2012		794	791
2.040% due 10/05/2012		106	105
Vodafone Group PLC
6.875% due 08/11/2015		1,400	1,385

			3,791

CORPORATE BONDS & NOTES 31.7%
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,343
American Express Co.
7.000% due 03/19/2018		1,500	1,809
American Express Credit Corp.
5.875% due 05/02/2013		200	220
American General Finance Corp.
6.900% due 12/15/2017		100	84
American International Group, Inc.
0.391% due 03/20/2012		400	388
5.750% due 03/15/2067	GBP	800	917
8.000% due 05/22/2038	EUR	1,700	2,213
8.175% due 05/15/2068		$1,600	1,612
8.250% due 08/15/2018		100	117
AutoZone, Inc.
5.875% due 10/15/2012		100	109
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	100	125
Bank of America Corp.
4.000% due 03/28/2018	EUR	500	674
5.650% due 05/01/2018		$100	106
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,167
7.250% due 02/01/2018		1,300	1,586
Block Financial LLC
7.875% due 01/15/2013		1,800	1,954
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,594
6.400% due 06/15/2016		200	218
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,895
Caterpillar Financial Services Corp.
1.039% due 06/24/2011		1,600	1,609
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,933
CIT Group, Inc.
7.000% due 05/01/2013		833	841
7.000% due 05/01/2014		600	601
7.000% due 05/01/2015		200	199
7.000% due 05/01/2016		333	329
7.000% due 05/01/2017		466	458

Citigroup, Inc.
3.625% due 11/30/2017	EUR	9,600	12,580
4.750% due 05/31/2017		100	133
4.750% due 02/10/2019		200	268
6.125% due 05/15/2018		$1,600	1,748
8.125% due 07/15/2039		800	1,014
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,112
CMS Energy Corp.
1.476% due 01/15/2013		200	191
CNA Financial Corp.
6.000% due 08/15/2011		200	207
Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016		1,247	1,422
Countrywide Financial Corp.
5.800% due 06/07/2012		2,650	2,816
CSX Corp.
6.300% due 03/15/2012		200	215
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,113
DaVita, Inc.
6.625% due 03/15/2013		467	477
DISH DBS Corp.
6.375% due 10/01/2011		100	104
DR Horton, Inc.
6.000% due 04/15/2011		200	204
6.500% due 04/15/2016		4,500	4,590
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	312
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	109
Erac USA Finance LLC
5.800% due 10/15/2012		800	864
FPL Group Capital, Inc.
1.172% due 06/17/2011		600	602
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,045
Goldman Sachs Group, Inc.
0.889% due 09/29/2014		600	584
5.375% due 02/15/2013	EUR	200	287
Harris Corp.
5.950% due 12/01/2017		$1,500	1,725
International Lease Finance Corp.
5.350% due 03/01/2012		200	202
5.400% due 02/15/2012		200	202
5.550% due 09/05/2012		9,500	9,559
6.750% due 09/01/2016		1,300	1,398
7.125% due 09/01/2018		1,200	1,299
iStar Financial, Inc.
5.150% due 03/01/2012		200	172
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	201
KB Home
5.875% due 01/15/2015		$1,200	1,140
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	235
6.875% due 05/02/2018 (a)		800	192
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,065
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		1,800	1,926
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	2,163

Masco Corp.
6.125% due 10/03/2016		200	204
MDC Holdings, Inc.
7.000% due 12/01/2012		10,450	11,302
Merrill Lynch & Co., Inc.
1.428% due 09/14/2018	EUR	100	112
6.875% due 04/25/2018		$1,500	1,685
Metropolitan Life Global Funding I
0.542% due 03/15/2012		900	901
5.125% due 04/10/2013		1,300	1,416
Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,046
Morgan Stanley
1.006% due 10/15/2015		1,000	918
1.222% due 04/13/2016	EUR	700	854
6.625% due 04/01/2018		$1,600	1,777
Motorola, Inc.
5.375% due 11/15/2012		11,090	11,814
8.000% due 11/01/2011		1,300	1,381
Nabors Industries, Inc.
6.150% due 02/15/2018		9,600	10,701
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	558
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,121
Pricoa Global Funding I
0.419% due 06/26/2012		900	893
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	866
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,068
Sprint Capital Corp.
8.375% due 03/15/2012		11,500	12,363
Sprint Nextel Corp.
6.000% due 12/01/2016		200	198
Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,231
UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		1,364	1,521
UST LLC
5.750% due 03/01/2018		1,000	1,082
Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,400	2,448
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,800	2,502

			159,539

MORTGAGE-BACKED SECURITIES 12.4%
Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$43	32
American Home Mortgage Assets
0.446% due 05/25/2046		547	295
0.466% due 10/25/2046		729	373
Banc of America Funding Corp.
4.000% due 02/20/2036		850	792
5.888% due 04/25/2037		785	626
5.929% due 10/20/2046		399	271
Banc of America Mortgage Securities, Inc.
2.944% due 05/25/2035		4,900	3,961
BCAP LLC Trust
0.426% due 01/25/2037		643	365
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		268	258
2.560% due 08/25/2035		7,179	6,810

2.714% due 08/25/2033	39	37
2.760% due 03/25/2035	362	346
2.934% due 03/25/2035	111	107
3.013% due 05/25/2034	110	104
3.569% due 10/25/2033	38	39
3.691% due 11/25/2034	24	23
4.578% due 05/25/2034	30	30
5.347% due 05/25/2047	854	657
Bear Stearns Alt-A Trust
2.984% due 09/25/2035	244	185
4.044% due 11/25/2035	333	191
6.160% due 08/25/2036	453	296
Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	1,147	1,084
Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	31	31
Bear Stearns Structured Products, Inc.
5.436% due 12/26/2046	204	145
CC Mortgage Funding Corp.
0.436% due 07/25/2036	215	131
Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	400	437
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	135	127
2.560% due 08/25/2035	138	129
Countrywide Alternative Loan Trust
0.437% due 02/20/2047	414	234
0.452% due 12/20/2046	830	412
0.467% due 03/20/2046	251	143
0.467% due 07/20/2046	730	337
0.536% due 02/25/2037	314	181
0.606% due 05/25/2037	177	92
1.870% due 11/25/2035	72	41
2.426% due 11/25/2035	72	42
5.250% due 06/25/2035	68	56
5.715% due 11/25/2035	713	446
5.931% due 08/25/2036	222	221
6.000% due 04/25/2037	179	122
6.250% due 08/25/2037	77	54
6.500% due 06/25/2036	394	247
Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	166	109
0.546% due 04/25/2035	52	34
0.576% due 03/25/2035	189	106
0.586% due 02/25/2035	18	13
0.636% due 09/25/2034	20	12
2.985% due 08/25/2034	15	11
3.466% due 11/25/2034	53	46
4.126% due 11/19/2033	87	88
5.250% due 02/20/2036	748	483
5.750% due 12/25/2035	1,391	1,276
7.500% due 06/25/2035	2,609	2,580
Credit Suisse First Boston Mortgage Securities Corp.
2.682% due 08/25/2033	71	70
6.500% due 04/25/2033	3	3
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	249	62
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036	744	437
First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	17	17
2.876% due 12/25/2033	27	26
6.250% due 08/25/2017	52	54

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	14	15
Greenpoint Mortgage Funding Trust
0.526% due 11/25/2045	18	11
GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.573% due 06/25/2034	18	17
2.923% due 09/25/2035	720	691
Harborview Mortgage Loan Trust
0.447% due 01/19/2038	1,888	1,186
0.627% due 02/19/2034	5	4
1.220% due 12/19/2036	271	142
3.041% due 05/19/2033	60	61
Indymac Index Mortgage Loan Trust
5.090% due 09/25/2035	580	460
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	151	141
JPMorgan Mortgage Trust
2.971% due 07/25/2035	422	412
3.279% due 07/25/2035	373	365
4.071% due 11/25/2033	35	35
5.022% due 02/25/2035	70	71
MASTR Alternative Loans Trust
0.656% due 03/25/2036	82	27
MASTR Asset Securitization Trust
4.500% due 03/25/2018	19	20
Mellon Residential Funding Corp.
0.697% due 12/15/2030	26	24
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	311
Merrill Lynch Floating Trust
0.796% due 07/09/2021	800	745
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	222	173
0.506% due 08/25/2036	53	35
2.570% due 02/25/2033	27	26
MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	16,880	15,432
Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	40	31
Residential Accredit Loans, Inc.
0.406% due 02/25/2047	281	140
0.436% due 06/25/2046	712	285
0.466% due 04/25/2046	298	126
Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	82	71
2.783% due 02/25/2034	30	29
5.210% due 09/25/2034	116	109
Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046	818	496
0.466% due 05/25/2046	186	101
0.476% due 05/25/2036	841	479
0.476% due 09/25/2047	600	171
0.507% due 07/19/2035	609	526
0.536% due 02/25/2036	1,006	623
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	8	7
Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	1,857	1,810
0.366% due 11/25/2046	326	317
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	409	380

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	69	4
0.526% due 12/25/2045	107	89
0.546% due 10/25/2045	5,609	4,568
0.566% due 01/25/2045	17	14
0.576% due 01/25/2045	17	14
0.796% due 12/25/2027	68	61
1.070% due 02/25/2047	767	453
1.770% due 08/25/2042	12	10
2.700% due 06/25/2033	28	27
2.709% due 09/25/2033	2,370	2,300
2.786% due 03/25/2034	104	100
3.003% due 02/27/2034	12	12
3.253% due 07/25/2046	386	272
5.241% due 02/25/2037	823	621
5.507% due 11/25/2036	1,944	1,505
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.310% due 07/25/2046	135	63
Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	56	53
4.500% due 11/25/2018	149	152
4.576% due 03/25/2036	268	237
4.750% due 10/25/2018	76	78

		62,719

MUNICIPAL BONDS & NOTES 1.8%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	3,100	3,171
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,510
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	600	386
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,111
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	293
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,160	2,455

		8,933

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.652% due 12/31/2049	58	447
SLM Corp.
3.148% due 03/15/2017	500	9
3.198% due 01/16/2018	3,100	55

		511

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
0.000% due 06/01/2017 (i)	$2,600	2,208
0.376% due 03/25/2034	19	18
0.406% due 08/25/2034	11	10
0.456% due 10/27/2037	1,600	1,597
2.630% due 12/01/2034	18	19
2.721% due 10/01/2034	7	8
2.753% due 11/01/2034	132	139
5.000% due 10/01/2040	52,000	54,754
5.050% due 02/01/2021	32	32
5.500% due 03/25/2028 - 05/01/2047	292	303
6.000% due 10/01/2040 - 07/25/2044	7,065	7,593
Freddie Mac
0.487% due 02/15/2019	636	636
0.536% due 09/25/2031	45	43
0.757% due 04/15/2028	541	543
1.586% due 10/25/2044	98	102
2.654% due 02/01/2029	14	15
3.299% due 04/01/2037	129	136
4.500% due 02/15/2017	126	128
5.000% due 03/15/2017	81	83
6.000% due 04/15/2036	912	997
Ginnie Mae
3.125% due 11/20/2024	4	4
6.000% due 09/20/2038	364	391

		69,759

U.S. TREASURY OBLIGATIONS 21.4%
U.S. Treasury Bonds
3.500% due 05/15/2020	30,100	32,680
U.S. Treasury Notes
3.125% due 05/15/2019	10,900	11,587
3.375% due 11/15/2019 (i)	32,000	34,485
3.625% due 08/15/2019	18,500	20,350
3.625% due 02/15/2020	8,000	8,776

		107,878

Total United States (Cost $409,498)		425,691

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS 2.7%
Citigroup Global Markets, Inc.
0.240% due 10/01/2010	$12,900	12,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $13,192. Repurchase proceeds are $12,900.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	740	740
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $759. Repurchase proceeds are $740.)

		13,640

U.S. TREASURY BILLS 0.1%
0.164% due 10/07/2010 - 01/20/2011 (c)(e)(f)(g)	580	580

Total Short-Term Instruments (Cost $14,220)		14,220

PURCHASED OPTIONS (k) 0.0%
(Cost $6)		10
Total Investments 131.4% (Cost $635,732)		$662,155
Written Options (l) (0.2%) (Premiums $841)		(809)
Other Assets and Liabilities (Net) (31.2%)		(157,256)

Net Assets 100.0%		$504,090

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Security becomes interest bearing at a future date.

(e)	Securities with an aggregate market value of $280 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(f)	Securities with an aggregate market value of $260 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(g)	Securities with an aggregate market value of $40 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $14,387 at a weighted average interest rate of 0.223%. On September 30, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,110 and cash of $35 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-BTP Italian Government Bond December Futures	Long	12/2010	4	$(3)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	371	470
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2012	107	155

				$622

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.454%		$1,000	$(1)	$0	$(1)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.358%		100	27	0	27
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%		100	(1)	0	(1)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.372%		200	(2)	0	(2)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.372%		500	(6)	0	(6)
Bank of America Corp.	JPM	(1.000%	)	09/20/2013	1.822%		600	14	46	(32)
Barclays Bank PLC	BNP	(2.250%	)	06/20/2014	1.689%		1,100	(23)	0	(23)
Barclays Bank PLC	BNP	(2.300%	)	06/20/2014	1.689%		600	(14)	0	(14)
Barclays Bank PLC	DUB	(2.230%	)	06/20/2019	1.905%		700	(17)	0	(17)
Barclays Bank PLC	DUB	(2.300%	)	06/20/2019	1.905%		300	(9)	0	(9)
Block Financial LLC	BCLY	(1.030%	)	03/20/2013	4.070%		1,800	125	0	125
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	1.352%		1,500	19	7	12
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		200	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.895%		5,900	(24)	266	(290)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.735%		1,000	32	36	(4)
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.565%		1,200	24	16	8
Centex Corp.	JPM	(1.000%	)	06/20/2015	1.735%		3,800	122	41	81
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.281%		4,700	353	(3)	356
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	1.781%		100	(9)	2	(11)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.779%		2,000	111	0	111
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	1.790%	EUR	6,600	(778)	247	(1,025)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.732%		$1,000	54	64	(10)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.610%		1,000	96	0	96
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		200	2	0	2
CSX Corp.	MLP	(0.230%	)	03/20/2012	0.269%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.867%		2,000	(8)	46	(54)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.160%		200	(4)	0	(4)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	2.840%		4,500	414	472	(58)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.548%		800	(39)	0	(39)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.310%		1,000	10	0	10
Goldman Sachs Group, Inc.	BCLY	(1.520%	)	06/20/2013	1.295%		100	(1)	0	(1)
Harris Corp.	BOA	(1.440%	)	12/20/2017	0.608%		1,500	(84)	0	(84)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%		200	8	0	8
International Lease Finance Corp.	BCLY	(5.000%	)	09/20/2012	3.542%		9,500	(275)	772	(1,047)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		200	9	0	9
iStar Financial, Inc.	CSFB	(0.450%	)	03/20/2012	26.387%		200	45	0	45
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.878%		1,000	8	0	8
JPMorgan Chase & Co.	GSC	(1.000%	)	03/20/2018	1.147%		1,500	15	24	(9)
KB Home	DUB	(5.000%	)	03/20/2015	4.383%		1,200	(31)	(93)	62
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	3.149%		2,000	148	0	148
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.302%		1,000	(34)	0	(34)
Macy’s Retail Holdings, Inc.	JPM	(1.000%	)	12/20/2016	1.939%		1,800	94	176	(82)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.199%		1,000	23	0	23
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.199%		1,000	20	0	20
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.041%		200	23	0	23
MDC Holdings, Inc.	DUB	(1.000%	)	12/20/2012	1.283%		10,800	64	71	(7)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.748%		1,000	58	0	58
Morgan Stanley	DUB	(1.850%	)	09/20/2018	1.864%		500	0	0	0
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.856%		200	17	0	17
Motorola, Inc.	BCLY	(1.000%	)	12/20/2011	0.300%		1,400	(13)	51	(64)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.407%		11,090	(150)	411	(561)
Nabors Industries, Inc.	GSC	(1.000%	)	03/20/2018	1.603%		7,800	307	90	217
Nabors Industries, Inc.	UBS	(1.050%	)	03/20/2018	1.648%		1,800	70	0	70
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.232%		500	(17)	0	(17)
Norfolk Southern Corp.	BCLY	(0.450%	)	09/20/2014	0.324%		1,000	(5)	0	(5)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.356%		1,000	(65)	0	(65)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.338%		1,000	8	0	8
Sprint Capital Corp.	CITI	(5.000%	)	03/20/2012	1.448%		3,100	(166)	(141)	(25)
Sprint Nextel Corp.	CSFB	(1.000%	)	03/20/2012	1.448%		8,400	53	460	(407)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.737%		200	27	0	27
Tate & Lyle International Finance PLC	BNP	(1.760%	)	06/20/2011	0.489%		200	(2)	0	(2)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.545%		4,000	72	136	(64)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.885%	EUR	800	(51)	0	(51)
UBS AG	BNP	(2.980%	)	03/20/2019	1.132%		$100	(14)	0	(14)
UBS AG	BOA	(2.280%	)	06/20/2018	1.119%		1,300	(105)	0	(105)
UBS AG	DUB	(1.000%	)	12/20/2017	1.108%		8,000	54	40	14
UST LLC	GSC	(0.720%	)	03/20/2018	0.341%		1,000	(27)	0	(27)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.765%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.765%		300	(8)	0	(8)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.765%		300	(9)	0	(9)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.214%		100	(2)	0	(2)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.369%	GBP	1,000	(227)	0	(227)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.079%		$100	1	0	1

								$294	$3,237	$(2,943)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		$1,400	$38	$23	$15
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	100	(4)	(15)	11
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%		$500	75	7	68
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		1,100	167	9	158
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		200	31	3	28
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		300	46	2	44
China Government International Bond	BCLY	0.850%	12/20/2014	0.569%		1,600	19	0	19
China Government International Bond	JPM	0.820%	12/20/2014	0.569%		300	3	0	3
China Government International Bond	RBS	0.810%	12/20/2014	0.569%		2,400	25	0	25
China Government International Bond	RBS	0.815%	12/20/2014	0.569%		1,000	10	0	10
Export-Import Bank of Korea	HSBC	1.000%	09/20/2011	0.732%		1,900	6	3	3
HSBC Finance Corp.	GSC	5.000%	06/20/2012	0.963%		1,000	71	12	59
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		5,100	(20)	(51)	31
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%		7,500	(29)	(82)	53
SLM Corp.	CITI	5.000%	06/20/2011	2.664%		1,200	22	(228)	250

							$460	$(317)	$777

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$11,422	$500	$34	$466
CDX.IG-8 10-Year Index	MLP	(0.600%	)	06/20/2017	871	38	21	17
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	3,098	114	13	101
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,839	68	69	(1)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	2,420	(25)	(81)	56
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	484	(5)	(7)	2
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	6,250	(28)	135	(163)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	6,448	56	298	(242)
CDX.IG-13 5-Year Index	DUB	(1.000%	)	12/20/2014	11,500	(32)	(23)	(9)

						$686	$459	$227

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$477	$(240)	$(143)	$(97)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	487	(200)	(148)	(52)

					$(440)	$(291)	$(149)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	900	$30	$1	$29
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	19	0	19
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	63,000	583	256	327
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		5,900	36	30	6
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	GSC	CAD	8,000	391	(8)	399
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	MLP		10,800	530	0	530
Pay	3-Month CAD Bank Bill	3.000%	06/15/2015	RBS		11,900	584	(2)	586
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	BNP	AUD	4,100	92	40	52
Pay	6-Month AUD Bank Bill	6.000%	12/15/2015	DUB		9,800	221	5	216
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CITI		9,700	336	(24)	360
Pay	6-Month EUR-EURIBOR	3.000%	09/15/2015	MSC	EUR	10,900	745	379	366
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BCLY	JPY	530,000	285	273	12
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	DUB		6,010,000	3,233	3,018	215

							$7,085	$3,968	$3,117

(k)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$86.000	11/26/2010	620	$6	$10

(l)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$131	$19
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		$3,500	21	197
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		3,500	35	0
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	340
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	58	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		4,300	11	9
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		4,300	8	10
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		800	1	1
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		800	4	0
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		3,200	16	0
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		1,900	9	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		4,600	7	9
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,600	6	94
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,600	9	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		3,600	8	7
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		3,600	13	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		32,500	182	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		10,000	74	0
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		35,700	89	66
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		35,700	71	25

								$781	$779

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	900	$4	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		900	3	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		1,300	4	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		1,300	7	4
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010		$1,700	5	1
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		1,700	3	2
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		1,000	2	2
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		1,000	3	1
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		400	1	1
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		400	1	0
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	1,400	6	3
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		1,400	6	3
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		$1,000	3	2
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	700	3	2
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		$1,000	3	1
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	700	3	2

							$57	$30

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	RBS	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/07/2010	$1,000	$3	$0

(m)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2040	$52,000	$55,014	$54,754
Fannie Mae	5.000%	11/01/2040	27,000	28,371	28,371
Fannie Mae	5.500%	10/01/2040	38,000	40,420	40,399

				$123,805	$123,524

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,060	10/2010	CITI	$59	$0	$59
Sell		1,112	10/2010	CSFB	0	(79)	(79)
Sell		2,426	10/2010	DUB	0	(192)	(192)
Sell		320	10/2010	JPM	0	(23)	(23)
Buy	BRL	3,156	12/2010	BCLY	43	0	43
Sell	CAD	4,175	11/2010	CITI	0	(79)	(79)
Sell		150	11/2010	CSFB	0	(4)	(4)
Buy		1,311	11/2010	DUB	0	(8)	(8)
Sell		1,770	11/2010	JPM	0	(25)	(25)
Buy		1,295	11/2010	RBC	19	0	19
Buy		617	11/2010	RBS	0	(4)	(4)
Buy	CNY	44,970	06/2011	BCLY	35	0	35
Sell		22,836	06/2011	DUB	0	(71)	(71)
Buy		30,618	09/2011	MSC	79	0	79
Sell		30,590	09/2011	RBS	0	(75)	(75)
Buy		9,648	01/2015	DUB	0	(92)	(92)
Buy		29,440	09/2015	RBS	13	0	13
Sell	DKK	42,335	11/2010	RBS	0	(310)	(310)
Buy	EUR	35,546	10/2010	BCLY	3,231	0	3,231
Sell		16,511	10/2010	BCLY	0	(211)	(211)
Buy		197	10/2010	BNP	3	0	3
Buy		301	10/2010	BOA	18	0	18
Buy		13,795	10/2010	CITI	1,286	0	1,286
Sell		509	10/2010	DUB	0	(38)	(38)
Sell		6,188	10/2010	HSBC	0	(29)	(29)
Sell		481	10/2010	JPM	0	(37)	(37)
Buy		662	10/2010	MSC	64	0	64
Sell		14,436	10/2010	RBC	0	(42)	(42)
Sell		12,376	10/2010	RBS	0	(15)	(15)
Buy		12,611	11/2010	BCLY	58	0	58
Buy		88	11/2010	CSFB	5	0	5
Buy		6,188	11/2010	HSBC	28	0	28
Buy		14,436	11/2010	RBC	40	0	40
Buy		12,376	11/2010	RBS	13	0	13
Buy	GBP	700	10/2010	RBS	15	0	15
Sell		700	10/2010	RBS	5	0	5
Sell		15,373	12/2010	BCLY	210	0	210
Sell		16,634	12/2010	CITI	0	(155)	(155)
Sell		1,464	12/2010	GSC	0	(19)	(19)
Buy		700	12/2010	RBS	0	(5)	(5)
Sell		3,307	12/2010	UBS	0	(49)	(49)
Buy	IDR	10,923,600	01/2011	BCLY	16	0	16
Buy		5,777,100	01/2011	HSBC	13	0	13
Buy		5,868,800	01/2011	MSC	13	0	13
Buy	INR	56,592	11/2010	BCLY	51	0	51
Sell		64,778	11/2010	BCLY	0	(8)	(8)
Buy		64,778	11/2010	HSBC	31	0	31
Buy		57,547	11/2010	MSC	52	0	52
Buy		139	03/2011	BCLY	0	0	0
Buy		163	03/2011	HSBC	0	0	0
Buy		169	03/2011	JPM	0	0	0
Sell		663	03/2011	JPM	0	0	0
Buy		192	03/2011	UBS	0	0	0
Sell	JPY	66,982	10/2010	CITI	0	(33)	(33)
Sell		840,510	10/2010	CSFB	0	(41)	(41)
Sell		113,099	10/2010	GSC	0	(55)	(55)
Buy		11,527,397	11/2010	MSC	1,149	0	1,149
Sell		44,000	12/2010	BNP	0	(5)	(5)
Buy		840,510	12/2010	CSFB	40	0	40
Sell	KRW	3,215,197	11/2010	BCLY	0	(85)	(85)
Sell		2,754	11/2010	BOA	0	0	0
Sell		4,849	11/2010	CITI	0	0	0
Buy		3,222,800	11/2010	HSBC	22	0	22
Buy	MYR	7,448	10/2010	BCLY	11	0	11
Sell		1,120	10/2010	BCLY	0	0	0
Buy		38	10/2010	CITI	1	0	1
Buy		22	10/2010	DUB	1	0	1
Buy		1,120	02/2011	BCLY	0	(1)	(1)
Sell	NOK	20,302	11/2010	CITI	0	(125)	(125)
Sell	PHP	23	11/2010	BCLY	0	0	0
Sell		23	11/2010	CITI	0	0	0
Buy		46	11/2010	DUB	0	0	0
Buy	SEK	12,941	11/2010	CITI	86	0	86
Buy	SGD	3,233	11/2010	BCLY	58	0	58
Buy		1,910	03/2011	BOA	32	0	32
Buy		469	03/2011	DUB	6	0	6
Buy		400	03/2011	JPM	7	0	7
Buy		480	03/2011	RBS	9	0	9
Sell	TWD	17	10/2010	BCLY	0	0	0
Sell		49	10/2010	CITI	0	0	0
Sell		116	01/2011	DUB	0	0	0
Sell		70	01/2011	JPM	0	0	0
Sell		109	01/2011	MSC	0	0	0
Sell		59	01/2011	UBS	0	0	0
Buy	ZAR	97	10/2010	BCLY	2	0	2

					$6,824	$(1,915)	$4,909

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$3,513	$0	$3,513
Mortgage-Backed Securities	0	5,484	0	5,484
Brazil
Corporate Bonds & Notes	0	986	0	986
Sovereign Issues	0	1,213	0	1,213
Canada
Asset-Backed Securities	0	1,592	0	1,592
Corporate Bonds & Notes	0	1,110	0	1,110
Sovereign Issues	0	8,746	0	8,746
Denmark
Sovereign Issues	0	10,769	0	10,769
France
Corporate Bonds & Notes	0	3,258	0	3,258
Germany
Asset-Backed Securities	0	368	0	368
Corporate Bonds & Notes	0	3,296	0	3,296
Sovereign Issues	0	2,852	0	2,852
Ireland
Asset-Backed Securities	0	78	0	78
Mortgage-Backed Securities	0	1,067	0	1,067
Italy
Asset-Backed Securities	0	640	0	640
Mortgage-Backed Securities	0	97	0	97
Sovereign Issues	0	15,918	0	15,918
Jersey, Channel Islands
Asset-Backed Securities	0	4,557	0	4,557
Corporate Bonds & Notes	0	1,721	0	1,721
Mexico
Corporate Bonds & Notes	0	3,198	0	3,198
Netherlands
Corporate Bonds & Notes	0	12,778	0	12,778
New Zealand
Corporate Bonds & Notes	0	1,668	0	1,668
Norway
Corporate Bonds & Notes	0	972	0	972
Sovereign Issues	0	5,843	0	5,843
Qatar
Corporate Bonds & Notes	0	2,145	0	2,145
Sovereign Issues	0	3,392	0	3,392
Russia
Corporate Bonds & Notes	0	1,675	0	1,675
South Korea
Sovereign Issues	0	4,168	0	4,168
Spain
Corporate Bonds & Notes	0	3,453	0	3,453
Mortgage-Backed Securities	0	141	0	141
Switzerland
Corporate Bonds & Notes	0	11,780	0	11,780
United Arab Emirates
Sovereign Issues	0	2,314	0	2,314
United Kingdom
Corporate Bonds & Notes	0	15,594	0	15,594
Mortgage-Backed Securities	0	407	0	407
Sovereign Issues	0	85,441	0	85,441
United States
Asset-Backed Securities	0	12,561	0	12,561
Bank Loan Obligations	0	3,791	0	3,791
Corporate Bonds & Notes	0	159,539	0	159,539
Mortgage-Backed Securities	0	62,715	4	62,719
Municipal Bonds & Notes	0	8,933	0	8,933
Preferred Securities	63	0	448	511
U.S. Government Agencies	0	69,759	0	69,759
U.S. Treasury Obligations	0	107,878	0	107,878
Short-Term Instruments
Repurchase Agreements	0	13,640	0	13,640
U.S. Treasury Bills	0	580	0	580
PIMCO Short-Term Floating NAV Portfolio	0	0	0	0
Purchased Options
Interest Rate Contracts	0	10	0	10

Investments, at value	$63	$661,640	$452	$662,155

Short Sales, at value	$0	$(123,524)	$0	$(123,524)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,004	0	3,004
Foreign Exchange Contracts	0	6,825	0	6,825
Interest Rate Contracts	625	3,117	0	3,742

	$625	$12,946	$0	$13,571

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,093)	(30)	(5,123)
Foreign Exchange Contracts	0	(1,915)	0	(1,915)
Interest Rate Contracts	(3)	(779)	0	(782)

	$(3)	$(7,787)	$(30)	$(7,820)

Totals	$685	$543,275	$422	$544,382

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
United Kingdom
Corporate Bonds & Notes	$2,953	$0	$0	$0	$0	$587	$0	$(3,540)	$0	$0
United States
Mortgage-Backed Securities	0	0	0	0	0	4	0	0	4	4
Preferred Securities	515	0	0	0	0	(67)	0	0	448	(67)
U.S. Government Agencies	1,520	0	0	3	0	75	0	(1,598)	0	0

Investments, at value	$4,988	$0	$0	$3	$0	$599	$0	$(5,138)	$452	$(63)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(57)	0	0	27	0	0	(30)	27
Interest Rate Contracts	(4)	0	0	0	0	4	0	0	0	4

	$(4)	$0	$(57)	$0	$0	$31	$0	$0	$(30)	$31

Totals	$4,984	$0	$(57)	$3	$0	$630	$0	$(5,138)	$422	$(32)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 3.1%
American General Finance Corp.
5.200% due 12/15/2011		$800	$780
5.625% due 08/17/2011		400	398
5.900% due 09/15/2012		300	288
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,585
Dexia Credit Local
2.000% due 03/05/2013		3,200	3,226
Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,472
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,343
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,400	1,473
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,286

			19,851

INDUSTRIALS 0.3%
New York Times Co.
5.000% due 03/15/2015		2,000	1,971

UTILITIES 0.3%
BP Capital Markets PLC
0.422% due 04/11/2011		500	498
3.625% due 05/08/2014		300	311
Qwest Corp.
8.875% due 03/15/2012		1,000	1,100

			1,909

Total Corporate Bonds & Notes (Cost $23,152)			23,731

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026 (e)(f)		6,261	6,886
2.500% due 01/15/2029 (e)(f)		4,265	5,032
U.S. Treasury Notes
0.625% due 06/30/2012		200	201

Total U.S. Treasury Obligations (Cost $11,998)			12,119

SOVEREIGN ISSUES 2.9%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	21,000	11,477
Canada Government Bond
1.500% due 06/01/2012	CAD	5,900	5,750
Export-Import Bank of Korea
1.342% due 03/13/2012		$1,300	1,300

Total Sovereign Issues (Cost $18,023)			18,527

	SHARES
MUTUAL FUNDS (c)(d) 58.8%
PIMCO Emerging Local Bond Fund		3,834,890	42,414
PIMCO Emerging Markets and Infrastructure Bond Fund		3,287,135	38,492
PIMCO EqS Pathfinder FundTM		5,562,141	54,231
PIMCO Global Advantage Strategy Bond Fund		5,167,585	60,668

PIMCO Global Bond Fund (Unhedged)	1,163,578	12,159
PIMCO Investment Grade Corporate Bond Fund	1,013,697	12,012
PIMCO StocksPLUS® Fund	12,238,310	95,459
PIMCO Total Return Fund	3,341,876	38,766
PIMCO Unconstrained Bond Fund	1,978,060	22,372

Total Mutual Funds (Cost $364,903)		376,573

EXCHANGE-TRADED FUNDS 22.0%
iShares MSCI EAFE Index Fund	807,787	44,364
iShares MSCI Emerging Markets Index Fund	675,044	30,222
PIMCO 3-7 Year U.S. Treasury Index Fund (c)	10,000	799
SPDR Gold Trust	218,292	27,922
Vanguard Emerging Markets ETF	827,577	37,572

Total Exchange-Traded Funds (Cost $129,399)		140,879

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.2%
COMMERCIAL PAPER 0.0%
Fannie Mae
0.250% due 10/15/2010	$200	200
Federal Home Loan Bank
0.100% due 10/04/2010	200	200

		400

REPURCHASE AGREEMENTS 1.9%
Barclays Capital, Inc.
0.190% due 10/01/2010	900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $919. Repurchase proceeds are $900.)
0.280% due 10/01/2010	900	900
(Dated 09/30/2010. Collateralized by Ginnie Mae 4.500% due 02/15/2039 valued at $931. Repurchase proceeds are $900.)
Citigroup Global Markets, Inc.
0.240% due 10/01/2010	900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $920. Repurchase proceeds are $900.)
Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $921. Repurchase proceeds are $900.)

Deutsche Bank AG
0.320% due 10/01/2010		900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $920. Repurchase proceeds are $900.)
Goldman Sachs & Co.
0.280% due 10/01/2010		100	100
(Dated 09/30/2010. Collateralized by Fannie Mae 5.500% due 11/01/2039 valued at $104. Repurchase proceeds are $100.)
JPMorgan Chase Bank N.A.
0.190% due 10/08/2010		200	200
(Dated 09/28/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $204. Repurchase proceeds are $200.)
0.260% due 10/01/2010		1,100	1,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% - 4.875% due 04/30/2011- 09/15/2012 valued at $1,126. Repurchase proceeds are $1,100.)
0.260% due 10/01/2010		3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)
0.260% due 10/01/2010		900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $921. Repurchase proceeds are $900.)
Morgan Stanley
0.200% due 10/01/2010		900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $922. Repurchase proceeds are $900.)
0.200% due 10/01/2010		900	900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $921. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 10/01/2010		465	465
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $477. Repurchase proceeds are $465.)

			12,065

JAPAN TREASURY BILLS 3.3%
0.110% due 10/25/2010	JPY	1,750,000	20,962

U.S. TREASURY BILLS 0.8%
0.151% due 10/07/2010 - 01/20/2011 (a)(e)(f)		$4,909	4,908

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.2%
	4,002,221	$40,094

Total Short-Term Instruments (Cost $77,539)		78,429

PURCHASED OPTIONS (h) 0.2%
(Cost $2,278)		1,059
Total Investments 101.7% (Cost $627,292)		$651,317
Written Options (i) (0.1%) (Premiums $1,340)		(715)
Other Assets and Liabilities (Net) (1.6%)		(10,206)

Net Assets 100.0%		$640,396

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $2,279 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(f)	Securities with an aggregate market value of $3,370 and cash of $48 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2010	727	$1,257
U.S. Treasury 10-Year Note December Futures	Long	12/2010	14	11
Wheat December Futures	Long	12/2010	2	(2)
Wheat December Futures	Short	12/2010	2	2

				$1,268

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%	$2,000	$120	$116	$4
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.554%	1,000	(7)	14	(21)

							$113	$130	$(17)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection  (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AK Transneft OJSC Via TransCapitalInvest Ltd.	BCLY	1.000%	12/20/2010	1.042%	$100	$0	$(1)	$1
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%	1,000	1	(2)	3
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%	100	0	(7)	7
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%	600	91	9	82
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%	700	31	(10)	41
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%	200	30	(7)	37
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%	200	1	(15)	16
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.487%	3,700	15	9	6
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%	1,700	10	9	1
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	1,400	4	0	4
Gazprom Via Gazprom International S.A.	GSC	1.000%	03/20/2011	1.203%	700	0	(6)	6
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.658%	2,000	4	6	(2)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%	1,400	4	5	(1)

						$191	$(10)	$201

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$49,480	$(449)	$(215)	$(234)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	2,100	(19)	(2)	(17)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	1,470	(14)	(32)	18

						$(482)	$(249)	$(233)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	57,100	$528	$163	$365
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		8,400	45	38	7
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		11,300	25	9	16
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		7,600	16	5	11
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		10,600	78	62	16

							$692	$277	$415

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DJUBSF3T Index	2,939	3-Month USD-LIBOR plus a specified spread	$1,700	10/27/2010	BCLY	$7
Receive	DJUBSTR Index	28,979	3-Month USD-LIBOR plus a specified spread	8,130	10/27/2010	BCLY	36
Receive	DJUBSTR Index	4,206	3-Month USD-LIBOR plus a specified spread	1,180	10/27/2010	GSC	5
Receive	ENHGD84T Index	10,548	3-Month USD-LIBOR plus a specified spread	3,700	10/27/2010	GSC	15
Receive	DJUBSF3T Index	1,901	3-Month USD-LIBOR plus a specified spread	1,100	10/27/2010	JPM	4
Receive	DJUBSTR Index	23,418	3-Month USD-LIBOR plus a specified spread	6,570	10/27/2010	JPM	29
Receive	DJUBSTR Index	2,638	3-Month USD-LIBOR plus a specified spread	740	10/27/2010	MSC	3
Receive	MOTT3001 Index	8,121	3-Month USD-LIBOR plus a specified spread	2,440	10/27/2010	MSC	11
Receive	MOTT3002 Index	14,571	3-Month USD-LIBOR plus a specified spread	4,330	10/27/2010	MSC	19
Receive	MOTT3007 Index	2,650	3-Month USD-LIBOR plus a specified spread	780	10/27/2010	MSC	4

							$133

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/Receive Variance (7)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$100	$(2)	$0	$(2)
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	200	7	0	7
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	100	3	0	3

						$8	$0	$8

(7)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(h)	Purchased options outstanding on September 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	1	$11	$8

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$700.000	12/18/2010	124	$153	$12
Put - CBOE S&P 500 Index December Futures	750.000	12/18/2010	428	476	63

				$629	$75

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$147
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	98	63
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	39
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	55

							$409	$304

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	12,500	$105	$3
Put - OTC EUR versus USD	1.000	05/22/2015		22,700	1,124	669

					$1,229	$672

(i)	Written options outstanding on September 30, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	1	$11	$9

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/18/2010	10	$56	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$2,200	$20	$12
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,800	38	20
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	4	3
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	1,400	5	6
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	1,400	7	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	3
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,400	35	23
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	10	5
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	2,500	8	11
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	2,500	12	3
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	43	23
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,000	6	7
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,100	30	21
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	26,000	208	174

							$438	$318

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	$1.000	05/22/2013	EUR	22,700	$835	$388

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,496	10/2010	CITI	$270	$0	$270
Buy		5,199	10/2010	RBS	391	0	391
Buy	BRL	16,591	10/2010	BOA	191	0	191
Sell		5,640	10/2010	BOA	0	(158)	(158)
Sell		3,742	10/2010	CITI	0	(104)	(104)
Buy		30,161	10/2010	HSBC	741	0	741
Sell		16,591	10/2010	HSBC	0	(476)	(476)
Sell		17,037	10/2010	JPM	0	(531)	(531)
Sell		3,742	10/2010	MSC	0	(107)	(107)
Sell		16,591	12/2010	BOA	0	(193)	(193)
Sell		30,161	12/2010	HSBC	0	(753)	(753)
Buy	CAD	3,508	11/2010	BNP	0	(8)	(8)
Buy		1,770	11/2010	DUB	0	(11)	(11)
Buy		5,904	11/2010	RBS	37	(5)	32
Buy	CHF	7,500	11/2010	CITI	247	0	247
Buy	CNY	20	11/2010	BCLY	0	0	0
Buy		40	11/2010	CITI	0	0	0
Buy		100	11/2010	DUB	0	0	0
Buy		40	11/2010	MSC	0	0	0
Sell		30,402	01/2011	CITI	0	(95)	(95)
Buy		7,974	09/2011	BOA	19	0	19
Buy		9,960	09/2011	CITI	22	0	22
Buy		19,890	09/2011	UBS	39	0	39
Buy		20,528	11/2011	DUB	45	0	45
Buy	EUR	6,741	11/2010	DUB	532	0	532
Buy	GBP	3,767	12/2010	BNP	0	(36)	(36)
Buy		7,766	12/2010	CITI	151	0	151
Buy		1,661	12/2010	GSC	25	0	25
Buy		3,752	12/2010	UBS	63	0	63
Buy	HUF	246,689	10/2010	CITI	66	0	66
Sell		246,689	10/2010	HSBC	0	(121)	(121)
Sell		246,689	01/2011	CITI	0	(65)	(65)
Sell	IDR	12,635,000	04/2011	BCLY	0	(47)	(47)
Sell	INR	105,106	03/2011	BOA	0	(33)	(33)
Sell	JPY	1,004,955	10/2010	BNP	0	(481)	(481)
Sell		744,564	10/2010	DUB	0	(347)	(347)
Buy		1,462,421	11/2010	MSC	133	0	133
Buy		379,953	12/2010	BNP	43	0	43
Sell	KRW	2,608,202	01/2011	CITI	0	(153)	(153)
Sell		1,817,655	01/2011	JPM	0	(117)	(117)
Sell	MXN	64,865	02/2011	BCLY	0	(16)	(16)
Buy	MYR	1,460	10/2010	BCLY	0	0	0
Sell		1,782	10/2010	BCLY	0	(36)	(36)
Sell		8,026	10/2010	CITI	0	(172)	(172)
Sell		1,460	02/2011	BCLY	1	0	1
Sell	PLN	17,165	11/2010	HSBC	0	(459)	(459)
Buy	SEK	10,507	11/2010	CITI	63	0	63
Sell	TRY	3,274	10/2010	HSBC	0	(243)	(243)
Sell	TWD	25,601	01/2011	DUB	5	(2)	3
Sell		19,353	01/2011	JPM	0	(8)	(8)
Sell		29,792	01/2011	MSC	0	(7)	(7)
Sell		16,134	01/2011	UBS	0	(8)	(8)
Sell	ZAR	49,678	10/2010	BCLY	0	(579)	(579)

					$3,084	$(5,371)	$(2,287)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$19,851	$0	$19,851
Industrials	0	1,971	0	1,971
Utilities	0	1,909	0	1,909
U.S. Treasury Obligations	0	12,119	0	12,119
Sovereign Issues	0	18,527	0	18,527
Mutual Funds	376,573	0	0	376,573
Exchange-Traded Funds	140,879	0	0	140,879
Short-Term Instruments
Commercial Paper	0	400	0	400
Repurchase Agreements	0	12,065	0	12,065
Japan Treasury Bills	0	20,962	0	20,962
U.S. Treasury Bills	0	4,908	0	4,908
PIMCO Short-Term Floating NAV Portfolio	40,094	0	0	40,094
Purchased Options
Equity Contracts	75	0	0	75
Foreign Exchange Contracts	0	672	0	672
Interest Rate Contracts	0	304	0	304
Other Contracts	0	0	8	8

Investments, at value	$557,621	$93,688	$8	$651,317

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	226	0	226
Equity Contracts	1,257	143	0	1,400
Foreign Exchange Contracts	0	3,084	0	3,084
Interest Rate Contracts	11	415	0	426
Other Contracts	2	0	0	2

	$1,270	$3,868	$0	$5,138

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(275)	0	(275)
Foreign Exchange Contracts	0	(5,758)	0	(5,758)
Interest Rate Contracts	0	(318)	0	(318)
Other Contracts	(2)	(3)	(9)	(14)

	$(2)	$(6,354)	$(9)	$(6,365)

Totals	$558,889	$91,202	$(1)	$650,090

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Purchased Options Other Contracts	$0	$11	$0	$0	$0	$(3)	$0	$0	$8	$(3)

Financial Derivative Instruments (7) - Liabilities
Other Contracts	$0	$0	$(11)	$0	$0	$2	$0	$0	$(9)	$2

Totals	$0	$11	$(11)	$0	$0	$(1)	$0	$0	$(1)	$(1)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.8%
American General Finance Corp.
7.250% due 04/21/2015		$1,750	$1,762
CIT Group, Inc.
6.250% due 08/11/2015		912	921
CSC Holdings LLC
10.500% due 08/01/2013		500	534
First Data Corp.
3.006% due 09/24/2014		895	790
3.010% due 09/24/2014		42	37
Ford Motor Co.
3.010% due 12/15/2013		1,546	1,519
3.050% due 12/15/2013		1,605	1,576
Ineos Group Holdings PLC
7.001% due 10/07/2012		121	122
Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		11,413	8,845
4.033% due 10/10/2014		58	45
UPC Holding BV
4.377% due 12/31/2016	EUR	547	698
4.627% due 12/31/2017		395	506
Vodafone Group PLC
6.875% due 08/11/2015		$1,500	1,484

Total Bank Loan Obligations (Cost $19,232)			18,839

CORPORATE BONDS & NOTES 84.1%
BANKING & FINANCE 21.5%
Ally Financial, Inc.
6.625% due 05/15/2012		2,225	2,307
6.750% due 12/01/2014		100	103
6.875% due 09/15/2011		2,600	2,694
7.500% due 09/15/2020		750	803
8.000% due 03/15/2020		1,500	1,643
8.000% due 11/01/2031		2,525	2,664
8.300% due 02/12/2015		1,250	1,366
American General Finance Corp.
4.875% due 07/15/2012		500	475
American International Group, Inc.
1.034% due 04/26/2011	EUR	1,400	1,900
5.450% due 05/18/2017		$1,875	1,917
5.850% due 01/16/2018		1,200	1,248
5.950% due 10/04/2010	GBP	1,000	1,571
8.175% due 05/15/2068		$1,000	1,008
8.250% due 08/15/2018		4,000	4,680
8.625% due 05/22/2068	GBP	1,000	1,500
BAC Capital Trust VI
5.625% due 03/08/2035		$500	471
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	200	250
BAC Capital Trust XI
6.625% due 05/23/2036		$3,200	3,343
Bank of America Corp.
8.125% due 12/29/2049		200	207
Barclays Bank PLC
7.434% due 09/29/2049		1,750	1,803
14.000% due 11/29/2049	GBP	1,500	2,963
Capital One Capital V
10.250% due 08/15/2039		$3,600	3,920

CIT Group, Inc.
7.000% due 05/01/2013		1,350	1,364
7.000% due 05/01/2014		2,000	2,005
7.000% due 05/01/2015		4,000	3,990
7.000% due 05/01/2016		3,000	2,970
7.000% due 05/01/2017		1,126	1,108
Citigroup Capital XXI
8.300% due 12/21/2077		725	765
Conti-Gummi Finance BV
7.125% due 10/15/2018 (b)	EUR	725	977
7.500% due 09/15/2017		500	697
8.500% due 07/15/2015		300	444
Countrywide Capital III
8.050% due 06/15/2027		$1,800	1,899
Credit Agricole S.A.
8.375% due 10/29/2049		1,800	1,935
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,552
Ford Motor Credit Co. LLC
3.277% due 01/13/2012		1,500	1,500
5.625% due 09/15/2015		2,000	2,060
6.625% due 08/15/2017		2,000	2,134
7.000% due 10/01/2013		1,525	1,637
7.500% due 08/01/2012		300	319
8.000% due 06/01/2014		4,000	4,379
8.000% due 12/15/2016		3,625	4,104
8.125% due 01/15/2020		1,500	1,726
9.875% due 08/10/2011		1,000	1,059
12.000% due 05/15/2015		250	315
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	887
HBOS PLC
6.750% due 05/21/2018		1,000	1,006
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		300	283
Ineos Finance PLC
9.000% due 05/15/2015		1,000	1,049
9.250% due 05/15/2015	EUR	475	691
International Lease Finance Corp.
5.350% due 03/01/2012		$2,300	2,326
5.400% due 02/15/2012		2,300	2,323
5.750% due 06/15/2011		2,500	2,525
5.875% due 05/01/2013		300	302
6.625% due 11/15/2013		5,625	5,667
6.750% due 09/01/2016		1,000	1,075
7.125% due 09/01/2018		1,750	1,894
8.625% due 09/15/2015		250	268
8.750% due 03/15/2017		1,075	1,156
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	685
LBG Capital No.1 PLC
6.439% due 05/23/2020		500	600
7.625% due 10/14/2020		200	260
7.867% due 12/17/2019	GBP	250	371
7.875% due 11/01/2020		$2,300	2,277
8.000% due 12/29/2049		500	465
11.040% due 03/19/2020	GBP	150	257
LBG Capital No.2 PLC
9.125% due 07/15/2020		500	769
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$7,500	1,659
3.151% due 04/04/2016 (a)		400	89
6.625% due 01/18/2012 (a)		125	28
6.750% due 12/28/2017 (a)		1,250	2

6.875% due 05/02/2018 (a)		500	120
7.500% due 05/11/2038 (a)		1,025	1
Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	244
9.875% due 08/15/2018		250	242
MCE Finance Ltd.
10.250% due 05/15/2018		750	838
NSG Holdings LLC
7.750% due 12/15/2025		2,125	1,944
Rabobank Nederland NV
11.000% due 06/29/2049		3,000	3,912
RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	350	372
Regions Bank
7.500% due 05/15/2018		$1,500	1,583
Regions Financial Corp.
0.459% due 06/26/2012		1,000	956
7.375% due 12/10/2037		2,750	2,529
Royal Bank of Scotland Group PLC
4.908% due 04/06/2011	GBP	140	217
6.990% due 10/29/2049 (a)		$250	204
7.640% due 03/29/2049 (a)		2,200	1,644
SLM Corp.
0.728% due 10/25/2011		1,350	1,288
0.798% due 01/27/2014		1,025	886
3.173% due 01/31/2014		400	347
5.000% due 06/15/2018		450	359
5.050% due 11/14/2014		100	95
5.125% due 08/27/2012		325	329
5.375% due 05/15/2014		300	292
8.000% due 03/25/2020		1,000	994
8.450% due 06/15/2018		1,625	1,643
Societe Generale
5.922% due 04/29/2049		350	332
Tenneco, Inc.
7.750% due 08/15/2018		500	515
UBS AG
7.152% due 12/29/2049	EUR	600	832
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	640
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,900	2,716
Ventas Realty LP
6.500% due 06/01/2016		$100	105
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		650	689
Wells Fargo Capital XIII
7.700% due 12/29/2049		3,000	3,128
Wells Fargo Capital XV
9.750% due 09/29/2049		1,500	1,658
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,876

			142,219

INDUSTRIALS 53.1%
Actuant Corp.
6.875% due 06/15/2017		$300	307
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		1,500	1,556
Alere, Inc.
8.625% due 10/01/2018		1,400	1,424
Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,021

Allison Transmission, Inc.
11.000% due 11/01/2015		1,250	1,362
American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		100	105
American Renal Holdings
8.375% due 05/15/2018		425	440
American Stores Co.
7.100% due 03/20/2028		50	39
8.000% due 06/01/2026		1,375	1,164
AmeriGas Partners LP
7.125% due 05/20/2016		1,805	1,891
7.250% due 05/20/2015		1,050	1,092
Anadarko Petroleum Corp.
6.200% due 03/15/2040		500	489
6.450% due 09/15/2036		1,250	1,255
Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	1,500	2,178
8.875% due 05/01/2016		$675	721
ARAMARK Corp.
3.966% due 02/01/2015		1,225	1,122
8.500% due 02/01/2015		1,000	1,045
Arch Coal, Inc.
7.250% due 10/01/2020		500	531
Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (b)	EUR	850	1,159
9.125% due 10/15/2020 (b)		$350	350
9.250% due 10/15/2020 (b)	EUR	225	307
ArvinMeritor, Inc.
8.125% due 09/15/2015		$1,500	1,526
8.750% due 03/01/2012		523	567
10.625% due 03/15/2018		500	556
Aviation Capital Group
7.125% due 10/15/2020 (b)		1,500	1,500
Ball Corp.
6.750% due 09/15/2020		575	612
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,069
BE Aerospace, Inc.
6.875% due 10/01/2020		750	769
Berry Plastics Corp.
5.276% due 02/15/2015		1,625	1,540
8.875% due 09/15/2014		1,000	978
9.500% due 05/15/2018		1,500	1,417
Biomet, Inc.
10.000% due 10/15/2017		250	277
10.375% due 10/15/2017 (c)		5,865	6,258
11.625% due 10/15/2017		3,250	3,636
Bombardier, Inc.
7.250% due 11/15/2016	EUR	400	586
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		$1,000	1,045
6.875% due 01/15/2020		1,000	1,055
Building Materials Corp. of America
7.000% due 02/15/2020		900	927
7.500% due 03/15/2020		350	354
Cablevision Systems Corp.
7.750% due 04/15/2018		325	345
8.000% due 04/15/2020		200	216
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,072
Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,364
CC Holdings GS V LLC
7.750% due 05/01/2017		750	832

CCO Holdings LLC
7.875% due 04/30/2018		2,500	2,606
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		500	512
CF Industries, Inc.
6.875% due 05/01/2018		1,500	1,618
7.125% due 05/01/2020		1,000	1,096
Chart Industries, Inc.
9.125% due 10/15/2015		425	435
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,048
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	625	869
7.250% due 12/15/2018		$350	379
9.500% due 02/15/2015		4,500	5,231
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		500	511
7.750% due 05/15/2017		500	514
9.500% due 05/15/2016		1,325	1,438
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		3,500	3,746
Cognis GmbH
2.879% due 09/15/2013	EUR	500	682
9.500% due 05/15/2014		500	711
Community Health Systems, Inc.
8.875% due 07/15/2015		$5,000	5,325
Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,495
8.250% due 04/01/2020		750	823
Constellation Brands, Inc.
7.250% due 05/15/2017		1,500	1,607
Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 06/15/2017		203	198
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		317	314
Continental Resources, Inc.
7.125% due 04/01/2021		400	418
7.375% due 10/01/2020		250	265
8.250% due 10/01/2019		50	55
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		1,250	1,303
Corrections Corp. of America
7.750% due 06/01/2017		500	540
Cott Beverages USA, Inc.
8.125% due 09/01/2018		750	798
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,214
Crown Castle International Corp.
7.125% due 11/01/2019		250	268
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	252
CSC Holdings LLC
7.625% due 04/01/2011		$1,650	1,691
7.625% due 07/15/2018		2,000	2,165
7.875% due 02/15/2018		4,300	4,714
8.500% due 04/15/2014		400	442
8.500% due 06/15/2015		725	796
8.625% due 02/15/2019		1,550	1,752
DaVita, Inc.
6.625% due 03/15/2013		692	707
7.250% due 03/15/2015		1,000	1,043
Delta Air Lines, Inc.
9.500% due 09/15/2014		898	979

Denbury Resources, Inc.
8.250% due 02/15/2020	2,000	2,192
9.750% due 03/01/2016	50	56
Digicel Group Ltd.
10.500% due 04/15/2018	1,000	1,102
Digicel Ltd.
8.250% due 09/01/2017	2,000	2,110
DISH DBS Corp.
6.625% due 10/01/2014	1,175	1,231
7.000% due 10/01/2013	175	187
7.125% due 02/01/2016	4,055	4,283
7.750% due 05/31/2015	1,000	1,071
7.875% due 09/01/2019	2,000	2,162
Diversey, Inc.
8.250% due 11/15/2019	1,000	1,075
Dollar General Corp.
10.625% due 07/15/2015	1,000	1,108
Dynegy Holdings, Inc.
7.625% due 10/15/2026	325	197
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	207	207
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,150	1,067
El Paso Corp.
7.000% due 06/15/2017	475	507
7.250% due 06/01/2018	500	541
7.750% due 01/15/2032	500	521
7.800% due 08/01/2031	1,150	1,199
8.050% due 10/15/2030	780	816
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,480
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,180
Entravision Communications Corp.
8.750% due 08/01/2017	1,750	1,794
Equinix, Inc.
8.125% due 03/01/2018	500	536
Ferro Corp.
7.875% due 08/15/2018	750	782
Fidelity National Information Services, Inc.
7.625% due 07/15/2017	500	536
First Data Corp.
9.875% due 09/24/2015	675	555
Ford Motor Co.
9.215% due 09/15/2021	200	218
Forest Oil Corp.
7.250% due 06/15/2019	1,250	1,284
8.500% due 02/15/2014	1,000	1,098
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,130	2,381
General Nutrition Centers, Inc.
5.750% due 03/15/2014 (c)	1,500	1,494
Georgia-Pacific LLC
7.000% due 01/15/2015	1,250	1,306
7.125% due 01/15/2017	375	399
7.250% due 06/01/2028	150	155
7.375% due 12/01/2025	4,520	4,701
7.700% due 06/15/2015	800	890
8.000% due 01/15/2024	2,000	2,255
8.250% due 05/01/2016	2,025	2,260
8.875% due 05/15/2031	200	229

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,322
10.500% due 05/15/2016		950	1,081
Graham Packaging Co. LP
8.250% due 10/01/2018		500	511
Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,032
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		2,250	1,808
11.250% due 06/01/2017		1,600	1,760
Harvest Operations Corp.
6.875% due 10/01/2017 (b)		750	771
HCA, Inc.
7.190% due 11/15/2015		180	177
7.250% due 09/15/2020		2,975	3,198
8.500% due 04/15/2019		800	896
9.250% due 11/15/2016		4,000	4,340
9.625% due 11/15/2016 (c)		5,450	5,927
9.875% due 02/15/2017		1,275	1,415
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,459
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,500	1,478
Huntsman International LLC
8.625% due 03/15/2021		375	390
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	750	861
Insight Communications Co., Inc.
9.375% due 07/15/2018		$2,750	2,936
Intelsat Corp.
9.250% due 08/15/2014		1,000	1,040
9.250% due 06/15/2016		1,350	1,446
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,500	1,515
8.500% due 11/01/2019		750	818
9.500% due 06/15/2016		3,000	3,214
11.250% due 06/15/2016		500	546
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,000	1,076
11.500% due 02/04/2017 (c)		1,039	1,116
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		50	52
Interactive Data Corp.
10.250% due 08/01/2018		1,250	1,344
Intergen NV
9.000% due 06/30/2017		2,895	3,076
inVentiv Health, Inc.
10.000% due 08/15/2018		500	498
Jarden Corp.
7.500% due 05/01/2017		1,500	1,560
JC Penney Corp., Inc.
7.125% due 11/15/2023		175	184
7.950% due 04/01/2017		950	1,071
JET Equipment Trust
7.630% due 08/15/2012 (a)		55	1
Kansas City Southern Railway
8.000% due 06/01/2015		200	216
Kerling PLC
10.625% due 01/28/2017	EUR	450	648
Las Vegas Sands Corp.
6.375% due 02/15/2015		$1,000	1,014
Legrand France S.A.
8.500% due 02/15/2025		750	907

Lender Processing Services, Inc.
8.125% due 07/01/2016	275	298
LifePoint Hospitals, Inc.
6.625% due 10/01/2020	1,500	1,534
Linn Energy LLC
7.750% due 02/01/2021	500	507
8.625% due 04/15/2020	950	1,012
Live Nation Entertainment, Inc.
8.125% due 05/15/2018	1,025	1,040
Lyondell Chemical Co.
8.000% due 11/01/2017	3,000	3,285
11.000% due 05/01/2018	2,750	3,056
McClatchy Co.
11.500% due 02/15/2017	700	748
McJunkin Red Man Corp.
9.500% due 12/15/2016	750	664
MGM Resorts International
6.875% due 04/01/2016	450	380
7.500% due 06/01/2016	1,250	1,062
9.000% due 03/15/2020	750	793
10.375% due 05/15/2014	250	279
11.125% due 11/15/2017	1,000	1,144
13.000% due 11/15/2013	350	413
Michael Foods, Inc.
9.750% due 07/15/2018	2,000	2,150
Mueller Water Products, Inc.
8.750% due 09/01/2020	550	580
Multiplan, Inc.
9.875% due 09/01/2018	750	786
Mylan, Inc.
7.625% due 07/15/2017	700	748
7.875% due 07/15/2020	2,250	2,422
Nalco Co.
8.875% due 11/15/2013	875	899
NBTY, Inc.
9.000% due 10/01/2018 (b)	1,000	1,055
New Albertson’s, Inc.
7.450% due 08/01/2029	1,415	1,153
Newfield Exploration Co.
6.625% due 09/01/2014	100	103
6.875% due 02/01/2020	1,050	1,121
7.125% due 05/15/2018	1,075	1,153
NFR Energy LLC
9.750% due 02/15/2017	1,500	1,508
Nielsen Finance LLC
0.000% due 08/01/2016 (f)	750	755
7.750% due 10/15/2018 (b)	1,100	1,092
11.500% due 05/01/2016	1,000	1,140
Nortel Networks Ltd.
10.125% due 07/15/2013 (a)	795	652
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,556
NPC International, Inc.
9.500% due 05/01/2014	1,275	1,307
NXP BV
7.875% due 10/15/2014	1,000	1,040
9.750% due 08/01/2018	1,050	1,124
OPTI Canada, Inc.
7.875% due 12/15/2014	375	284
8.250% due 12/15/2014	1,280	979
Oshkosh Corp.
8.250% due 03/01/2017	175	189
8.500% due 03/01/2020	175	190

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		100	103
OXEA Finance
9.500% due 07/15/2017		1,000	1,082
9.625% due 07/15/2017	EUR	750	1,107
Peabody Energy Corp.
6.500% due 09/15/2020		$500	541
Petrohawk Energy Corp.
7.250% due 08/15/2018		2,000	2,050
PHH Corp.
9.250% due 03/01/2016		500	522
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,000	1,059
Pinafore LLC
9.000% due 10/01/2018		1,250	1,319
Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	800
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,750	2,791
9.250% due 04/01/2015		3,050	3,187
Plains Exploration & Production Co.
7.000% due 03/15/2017		500	515
7.625% due 04/01/2020		1,500	1,581
QEP Resources, Inc.
6.875% due 03/01/2021		500	544
Quebecor Media, Inc.
7.750% due 03/15/2016		3,150	3,264
Quicksilver Resources, Inc.
9.125% due 08/15/2019		3,150	3,469
11.750% due 01/01/2016		525	618
Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)		1,500	1,545
QVC, Inc.
7.375% due 10/15/2020		1,000	1,040
7.500% due 10/01/2019		1,500	1,575
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	943
Range Resources Corp.
6.750% due 08/01/2020		750	784
7.500% due 10/01/2017		275	294
RBS Global, Inc.
8.500% due 05/01/2018		4,000	4,085
Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		500	511
8.000% due 12/15/2016	EUR	2,000	2,577
8.500% due 05/15/2018		$2,175	2,137
Rhodia S.A.
6.875% due 09/15/2020		1,000	1,025
Roadhouse Financing, Inc.
10.750% due 10/15/2017 (b)		775	798
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,567
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		2,925	2,940
9.875% due 05/15/2016		150	156
Scientific Games Corp.
8.125% due 09/15/2018		500	512
Scotts Miracle-Gro Co.
7.250% due 01/15/2018		150	158
Sensata Technologies BV
8.000% due 05/01/2014		1,288	1,340
Smithfield Foods, Inc.
7.750% due 07/01/2017		1,500	1,528

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	450
Solutia, Inc.
7.875% due 03/15/2020		1,000	1,074
Sonat, Inc.
7.000% due 02/01/2018		500	531
7.625% due 07/15/2011		1,450	1,510
Southern Natural Gas Co.
5.900% due 04/01/2017		175	193
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,750	1,879
SPX Corp.
6.875% due 09/01/2017		750	799
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		925	999
Steel Dynamics, Inc.
7.625% due 03/15/2020		175	182
Suburban Propane Partners LP
7.375% due 03/15/2020		275	294
SunGard Data Systems, Inc.
9.125% due 08/15/2013		3,501	3,593
10.625% due 05/15/2015		525	588
SUPERVALU, Inc.
8.000% due 05/01/2016		375	380
Targa Resources Partners LP
7.875% due 10/15/2018		1,000	1,048
Teck Resources Ltd.
9.750% due 05/15/2014		186	230
10.750% due 05/15/2019		3,000	3,784
Tenet Healthcare Corp.
8.000% due 08/01/2020		1,000	1,000
8.875% due 07/01/2019		2,000	2,218
Texas Industries, Inc.
9.250% due 08/15/2020		475	495
Thermon Industries, Inc.
9.500% due 05/01/2017		450	472
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		1,525	1,428
TransDigm, Inc.
7.750% due 07/15/2014		2,000	2,032
Transocean, Inc.
6.500% due 11/15/2020		1,000	1,091
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	808
TRW Automotive, Inc.
7.000% due 03/15/2014		1,350	1,431
7.250% due 03/15/2017		1,330	1,420
UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		952	1,049
UHS Escrow Corp.
7.000% due 10/01/2018		750	778
Universal City Development Partners Ltd.
8.875% due 11/15/2015		850	881
UPC Holding BV
8.000% due 11/01/2016	EUR	500	705
8.375% due 08/15/2020		2,000	2,749
Valeant Pharmaceuticals International
6.750% due 10/01/2017		$400	409
7.000% due 10/01/2020		1,500	1,538
7.625% due 03/15/2020		550	701
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,300	2,340

Vertellus Specialties, Inc.
9.375% due 10/01/2015		750	780
Videotron Ltee
9.125% due 04/15/2018		500	565
Visant Corp.
7.625% due 10/01/2012		250	252
10.000% due 10/01/2017		1,250	1,309
Warner Chilcott Co. LLC
7.750% due 09/15/2018		2,550	2,633
West Corp.
9.500% due 10/15/2014		1,000	1,051
Whiting Petroleum Corp.
6.500% due 10/01/2018		750	771
Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	900	1,304
11.750% due 07/15/2017		$3,650	4,109
Windstream Corp.
7.000% due 03/15/2019		300	296
7.750% due 10/15/2020 (b)		500	506
7.875% due 11/01/2017		400	419
8.125% due 09/01/2018		1,000	1,040
8.625% due 08/01/2016		2,985	3,172
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,612
Wynn Las Vegas LLC
7.750% due 08/15/2020		1,000	1,060

			355,841

UTILITIES 9.5%
AES Corp.
7.750% due 10/15/2015		1,505	1,618
8.000% due 06/01/2020		1,100	1,199
8.875% due 02/15/2011		500	515
9.750% due 04/15/2016		700	808
AES Ironwood LLC
8.857% due 11/30/2025		2,250	2,323
AES Red Oak LLC
8.540% due 11/30/2019		1,145	1,182
9.200% due 11/30/2029		100	101
Berry Petroleum Co.
10.250% due 06/01/2014		1,025	1,161
Calpine Corp.
7.875% due 07/31/2020		1,500	1,549
CMS Energy Corp.
6.250% due 02/01/2020		250	264
8.750% due 06/15/2019		300	360
Energy Future Holdings Corp.
10.000% due 01/15/2020		1,000	998
Frontier Communications Corp.
6.625% due 03/15/2015		1,000	1,037
7.000% due 11/01/2025		725	671
7.125% due 03/15/2019		1,125	1,159
7.450% due 07/01/2035		250	219
7.875% due 04/15/2015		550	597
8.250% due 05/01/2014		550	607
8.250% due 04/15/2017		275	302
8.500% due 04/15/2020		500	554
9.000% due 08/15/2031		1,025	1,098
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		950	31
9.750% due 05/01/2013 (a)		750	2
Homer City Funding LLC
8.734% due 10/01/2026		708	648

Inergy LP
7.000% due 10/01/2018	550	566
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	3,025	3,135
Kinder Morgan, Inc.
5.150% due 03/01/2015	250	251
Midwest Generation LLC
8.560% due 01/02/2016	2,898	2,866
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,240
NRG Energy, Inc.
7.250% due 02/01/2014	750	772
7.375% due 02/01/2016	6,000	6,187
7.375% due 01/15/2017	2,075	2,132
8.250% due 09/01/2020	1,750	1,813
8.500% due 06/15/2019	50	53
Qwest Communications International, Inc.
7.125% due 04/01/2018	1,250	1,319
7.500% due 02/15/2014	897	919
Qwest Corp.
7.875% due 09/01/2011	725	769
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237% due 07/02/2017	272	283
9.681% due 07/02/2026	300	313
RRI Energy, Inc.
7.875% due 06/15/2017	375	352
Sithe Independence Funding Corp.
9.000% due 12/30/2013	315	326
Sprint Capital Corp.
6.900% due 05/01/2019	5,000	5,050
8.375% due 03/15/2012	325	349
8.750% due 03/15/2032	1,500	1,582
Sprint Nextel Corp.
6.000% due 12/01/2016	4,730	4,695
8.375% due 08/15/2017	1,500	1,635
Telesat LLC
11.000% due 11/01/2015	2,140	2,429
12.500% due 11/01/2017	400	474
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,859	1,896
Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (c)	446	242
Time Warner Telecom, Inc.
8.000% due 03/01/2018	450	474
Virgin Media Finance PLC
9.500% due 08/15/2016	2,000	2,270

		63,395

Total Corporate Bonds & Notes (Cost $522,470)		561,455

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	1,500	1,442

Total Convertible Bonds & Notes (Cost $1,252)		1,442

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	27

Total Municipal Bonds & Notes (Cost $39)		27

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Assets
0.446% due 05/25/2046	137	74
0.446% due 09/25/2046	51	27
0.466% due 10/25/2046	122	62
1.290% due 11/25/2046	614	297
6.250% due 06/25/2037	353	216
Bear Stearns Alt-A Trust
2.725% due 01/25/2035	13	10
5.533% due 11/25/2036	1,358	961
Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034	18	18
5.567% due 07/25/2046	53	37
Countrywide Alternative Loan Trust
0.436% due 05/25/2047	275	153
0.446% due 09/25/2046	75	44
0.452% due 12/20/2046	346	172
0.467% due 03/20/2046	151	86
0.467% due 07/20/2046	122	56
0.487% due 05/20/2046	226	102
0.587% due 11/20/2035	48	28
0.626% due 02/25/2037	593	263
1.370% due 12/25/2035	263	163
5.594% due 10/25/2035	109	75
5.773% due 02/25/2037	129	93
6.000% due 01/25/2037	202	142
Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035	116	69
5.631% due 05/20/2036	808	596
6.000% due 05/25/2036	695	616
Downey Savings & Loan Association Mortgage Loan Trust
0.507% due 03/19/2045	39	26
First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035	135	98
GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,880	2,065
2.985% due 04/25/2035	16	14
5.750% due 03/25/2036	653	578
Harborview Mortgage Loan Trust
0.437% due 07/19/2046	127	76
0.457% due 09/19/2046	50	28
0.497% due 03/19/2036	1,090	637
1.220% due 12/19/2036	54	28
5.750% due 08/19/2036	104	70
Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	76	36
6.000% due 07/25/2037	1,313	893
Indymac INDA Mortgage Loan Trust
5.504% due 03/25/2037	2,703	2,099
Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	106	61
0.456% due 06/25/2047	47	27
5.369% due 05/25/2036	4,591	3,784
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	38	35

Luminent Mortgage Trust
0.426% due 12/25/2036	67	43
0.436% due 12/25/2036	51	29
MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	37	20
Residential Accredit Loans, Inc.
0.416% due 01/25/2037	2,377	1,376
0.586% due 03/25/2037	387	160
3.261% due 03/25/2035	59	41
3.411% due 02/25/2035	74	53
5.500% due 02/25/2036	813	476
Residential Asset Securitization Trust
0.656% due 01/25/2046	540	260
Structured Asset Mortgage Investments, Inc.
0.436% due 09/25/2047	76	48
0.446% due 07/25/2046	136	83
0.476% due 05/25/2046	56	30
0.476% due 09/25/2047	1,000	285
0.566% due 09/25/2045	122	80
SunTrust Alternative Loan Trust
0.606% due 04/25/2036	189	60
WaMu Mortgage Pass-Through Certificates
1.070% due 02/25/2047	128	76
1.070% due 03/25/2047	133	84
1.130% due 04/25/2047	67	43
1.190% due 12/25/2046	62	37
5.432% due 12/25/2036	810	613
5.693% due 10/25/2036	465	356
5.746% due 02/25/2037	61	45
5.868% due 09/25/2036	51	41
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	53	30

Total Mortgage-Backed Securities (Cost $17,241)		19,284

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.306% due 12/25/2033	312	246
Credit-Based Asset Servicing & Securitization LLC
0.326% due 01/25/2037	118	54
GSAMP Trust
0.406% due 08/25/2036	100	45
Lehman XS Trust
0.506% due 08/25/2046	84	0
Mid-State Trust
7.791% due 03/15/2038	27	27
Morgan Stanley ABS Capital I
0.396% due 05/25/2037	100	44
Structured Asset Securities Corp.
0.406% due 05/25/2037	149	134
0.556% due 06/25/2035	386	261

Total Asset-Backed Securities (Cost $807)		811

	SHARES
COMMON STOCKS 0.2%
CONSUMER SERVICES 0.1%
Dex One Corp. (d)	67,167	825

ENERGY 0.1%
SemGroup Corp. ‘A’ (d)	7,116	165

Total Common Stocks (Cost $2,267)		990

WARRANTS 0.0%
SemGroup Corp. - Exp. 11/30/2014	7,490	40

Total Warrants (Cost $34)		40

CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049	3,200	3,219

Total Convertible Preferred Securities (Cost $1,979)		3,219

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	800	514
Citigroup Capital XIII
7.875% due 10/30/2040 (b)	6,100	152

Total Preferred Securities (Cost $557)		666

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.6%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$572	572

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $588. Repurchase proceeds are $572.)
U.S. TREASURY BILLS 0.4%
0.125% due 10/07/2010 - 01/20/2011 (e)(h)(j)	2,876	2,876

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 9.1%
	6,060,017	60,709

Total Short-Term Instruments (Cost $64,159)		64,157

Total Investments 100.5% (Cost $630,037)		$670,930
Other Assets and Liabilities (Net) (0.5%)		(3,125)

Net Assets 100.0%		$667,805

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield.

(f)	Security becomes interest bearing at a future date.

(g)	Affiliated to the Portfolio.

(h)	Securities with an aggregate market value of $2,514 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $974 at a weighted average interest rate of -0.785%. On September 30, 2010, there were no open reverse repurchase agreements.

(j)	Securities with an aggregate market value of $362 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	180	$826

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	CSFB	5.000%	03/20/2014	3.403%	$1,000	$54	$(94)	$148
Ally Financial, Inc.	DUB	5.000%	03/20/2012	2.648%	200	7	(31)	38
Ally Financial, Inc.	MSC	6.560%	12/20/2012	3.139%	1,500	111	0	111
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.798%	200	2	(18)	20
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.329%	1,150	26	(105)	131
El Paso Corp.	CSFB	5.000%	12/20/2014	2.522%	2,500	248	(75)	323
El Paso Corp.	GSC	5.000%	09/20/2014	2.408%	3,000	296	(285)	581
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.881%	550	62	(56)	118
HCA, Inc.	BOA	5.000%	03/20/2014	2.567%	1,000	74	(150)	224
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.716%	100	1	0	1
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.145%	600	30	0	30
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.947%	1,100	(69)	(121)	52
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.947%	100	(6)	(14)	8
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%	300	(19)	(56)	37
RRI Energy, Inc.	MSC	5.000%	12/20/2014	7.160%	300	(22)	(30)	8
SLM Corp.	BCLY	5.000%	12/20/2013	4.572%	650	9	(72)	81
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	5,000	34	(215)	249
SLM Corp.	BOA	5.000%	09/20/2014	4.873%	800	5	(112)	117
SLM Corp.	DUB	5.000%	06/20/2012	3.674%	500	12	(65)	77
SLM Corp.	DUB	5.000%	09/20/2014	4.873%	300	1	(34)	35

						$856	$(1,533)	$2,389

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$981	$(508)	$(687)	$179
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	3,500	40	0	40
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	578	2	0	2
CDX.HY-14 5-Year Index	JPM	5.000%	06/20/2015	5,000	(37)	(106)	69
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	14	0	14

					$(489)	$(793)	$304

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(663)	$(76)	$(587)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(63)	(24)	(39)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(126)	(25)	(101)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	105	12	93
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	128	8	120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	104	12	92

							$(515)	$(93)	$(422)

(l)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$305	$314	0.05%

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,539	10/2010	HSBC	$0	$(41)	$(41)
Buy		1,539	10/2010	JPM	53	0	53
Buy		1,539	12/2010	HSBC	41	0	41
Buy	CNY	869	11/2010	BCLY	0	(1)	(1)
Buy		1,400	11/2010	CITI	0	(1)	(1)
Buy		3,616	11/2010	DUB	0	(3)	(3)
Buy		1,429	11/2010	MSC	0	(2)	(2)
Buy		797	01/2011	BOA	0	0	0
Buy		1,008	01/2011	CITI	2	0	2
Buy		2,307	01/2011	DUB	4	0	4
Buy		1,461	01/2011	MSC	0	0	0
Sell	EUR	109	10/2010	CITI	0	(7)	(7)
Sell		17,447	10/2010	UBS	0	(1,261)	(1,261)
Buy		1,049	11/2010	BCLY	40	0	40
Sell		551	11/2010	BOA	0	(33)	(33)
Sell		3,520	11/2010	DUB	0	(289)	(289)
Sell		195	11/2010	MSC	0	(18)	(18)
Sell		99	11/2010	RBS	0	0	0
Buy	GBP	1,029	12/2010	CITI	4	0	4
Sell		2,484	12/2010	CITI	0	(43)	(43)
Sell		537	12/2010	GSC	0	(7)	(7)
Sell		1,214	12/2010	UBS	0	(18)	(18)

					$144	$(1,724)	$(1,580)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$18,839	$0	$18,839
Corporate Bonds & Notes
Banking & Finance	0	142,242	977	143,219
Industrials	4,408	351,119	314	355,841
Utilities	0	63,395	0	63,395
Convertible Bonds & Notes
Industrials	0	1,442	0	1,442
Municipal Bonds & Notes
Puerto Rico	0	27	0	27
Mortgage-Backed Securities	0	19,284	0	19,284
Asset-Backed Securities	0	811	0	811
Common Stocks
Consumer Services	825	0	0	825
Energy	165	0	0	165
Warrants
Energy	0	0	40	40
Convertible Preferred Securities
Banking & Finance	3,219	0	0	3,219
Preferred Securities
Banking & Finance	152	514	0	666
Short-Term Instruments
Repurchase Agreements	0	572	0	572
U.S. Treasury Bills	0	2,876	0	2,876
PIMCO Short-Term Floating NAV Portfolio	60,709	0	0	60,709

Investments, at value	$69,478	$601,121	$1,331	$671,930

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,692	0	2,692
Foreign Exchange Contracts	0	144	0	144
Interest Rate Contracts	826	306	0	1,132

	$826	$3,142	$0	$3,968

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(1,724)	0	(1,724)
Interest Rate Contracts	0	(727)	0	(727)

	$0	$(2,451)	$0	$(2,451)

Totals	$70,304	$601,812	$1,331	$673,447

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$969	$0	$0	$0	$8	$0	$0	$977	$8
Industrials	629	0	(385)	11	(17)	76	0	0	314	(14)
Asset-Backed Securities	3,673	0	(3,735)	24	105	(67)	0	0	0	0
Common Stocks
Energy	183	0	0	0	0	(18)	0	(165)	0	0
Warrants
Energy	34	0	0	0	0	6	0	0	40	6

Investments, at value	$4,519	$969	$(4,120)	$35	$88	$5	$0	$(165)	$1,331	$0

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.9%
American International Group, Inc.
8.250% due 08/15/2018	$200	$234
Goldman Sachs Group, Inc.
0.604% due 02/06/2012	700	696
U.S. Trade Funding Corp.
4.260% due 11/15/2014	380	401

		1,331

INDUSTRIALS 0.3%
Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	425	472

Total Corporate Bonds & Notes (Cost $1,749)		1,803

MUNICIPAL BONDS & NOTES 0.7%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	338

IOWA 0.2%
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	300	331

OHIO 0.2%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	212

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	34

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	207

Total Municipal Bonds & Notes (Cost $980)		1,122

U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	1,038
0.316% due 07/25/2037	76	76
0.731% due 08/25/2021	11	11
0.881% due 08/25/2022	6	6
1.156% due 04/25/2032	16	17
1.181% due 04/25/2021	4	4
3.016% due 01/01/2033	13	14
4.250% due 05/25/2037	58	57
4.500% due 08/25/2018 - 06/25/2019	267	293
5.000% due 04/25/2032 - 08/25/2033	298	322
5.375% due 04/11/2022	1,200	1,275
5.500% due 12/25/2035	110	123
5.800% due 02/09/2026	500	508
6.000% due 01/25/2036	574	667
6.080% due 09/01/2028	64	80
6.500% due 07/25/2031	535	600

Farmer Mac
7.373% due 07/25/2011	86	87
Federal Farm Credit Bank
5.050% due 03/28/2019	400	477
5.150% due 03/25/2020	250	299
5.160% due 03/14/2022	2,400	2,871
Federal Home Loan Bank
6.000% due 02/12/2021	50	63
6.125% due 06/08/2018	80	101
Federal Housing Administration
6.896% due 07/01/2020	253	252
Financing Corp.
0.000% due 09/26/2019	1,500	1,156
10.700% due 10/06/2017	650	996
Freddie Mac
0.657% due 01/15/2033	45	45
1.012% due 02/15/2027	10	10
1.312% due 02/15/2021	13	14
1.586% due 10/25/2044	79	83
4.000% due 06/15/2032	322	328
5.400% due 03/17/2021	1,000	1,161
5.500% due 08/15/2030 - 02/15/2034	718	786
5.625% due 11/23/2035	600	661
7.000% due 07/15/2023 - 12/01/2031	36	41
8.250% due 06/01/2016	350	442
Ginnie Mae
3.625% due 08/20/2030	8	8
5.500% due 01/20/2036	646	712
6.000% due 08/20/2033	1,528	1,706
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,634
5.500% due 04/26/2024	400	498
Overseas Private Investment Corp.
4.736% due 03/15/2022	342	349
Private Export Funding Corp.
5.000% due 12/15/2016	500	584
Residual Funding Strip
0.000% due 10/15/2019 - 01/15/2030	11,900	8,873
Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 - 04/15/2029	4,100	2,281
Small Business Administration
5.240% due 08/01/2023	498	536
5.290% due 12/01/2027	469	524
Tennessee Valley Authority
4.625% due 09/15/2060	400	419
4.875% due 01/15/2048	800	894
5.880% due 04/01/2036	500	629

Total U.S. Government Agencies (Cost $30,116)		34,611

U.S. TREASURY OBLIGATIONS 74.7%
Treasury Inflation Protected Securities (a)
2.375% due 01/15/2025	173	200
2.375% due 01/15/2027	540	624
2.500% due 01/15/2029	102	120
3.875% due 04/15/2029	133	184
U.S. Treasury Bonds
4.375% due 11/15/2039	18,800	21,088
4.500% due 08/15/2039	3,500	4,007

5.500% due 08/15/2028	5,400	7,006
6.125% due 11/15/2027	14,300	19,745
6.250% due 08/15/2023	500	677
7.250% due 08/15/2022	300	435
8.000% due 11/15/2021	13,900	20,967
U.S. Treasury Strips
0.000% due 08/15/2020	1,300	985
0.000% due 02/15/2021	2,300	1,710
0.000% due 11/15/2021	1,500	1,077
0.000% due 08/15/2022	4,200	2,903
0.000% due 08/15/2026	1,400	801
0.000% due 02/15/2027	7,700	4,298
0.000% due 11/15/2027	4,200	2,310
0.000% due 02/15/2028	4,900	2,598
0.000% due 05/15/2028	3,000	1,574
0.000% due 11/15/2028	200	105
0.000% due 05/15/2030	13,200	6,465
0.000% due 05/15/2032	100	43
0.000% due 02/15/2033	1,700	712
0.000% due 05/15/2039	21,500	6,932
0.000% due 08/15/2039 (d)	11,800	3,759
0.000% due 11/15/2039	11,400	3,586

Total U.S. Treasury Obligations (Cost $109,073)		114,911

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.159% due 09/25/2035	145	144
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	867
Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	302	289
2.888% due 04/25/2033	41	41
2.961% due 04/25/2033	193	190
3.063% due 10/25/2035	500	464
3.350% due 02/25/2034	51	44
3.550% due 01/25/2034	29	29
Citigroup Mortgage Loan Trust, Inc.
2.650% due 10/25/2035	599	508
Countrywide Alternative Loan Trust
0.466% due 05/25/2035	114	72
5.500% due 10/25/2033	1,468	1,361
Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035	209	124
0.596% due 06/25/2035	1,576	1,345
Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033	49	46
2.844% due 11/25/2032	12	11
First Horizon Asset Securities, Inc.
2.876% due 12/25/2033	53	52
First Republic Mortgage Loan Trust
0.607% due 11/15/2031	160	146
GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	60	52
GS Mortgage Securities Corp. II
0.348% due 03/06/2020	151	147
Harborview Mortgage Loan Trust
0.387% due 04/19/2038	115	69
0.477% due 05/19/2035	88	55
3.048% due 07/19/2035	111	88
Impac CMB Trust
4.664% due 09/25/2034	430	428

JPMorgan Mortgage Trust
3.279% due 07/25/2035	513	502
MASTR Asset Securitization Trust
5.500% due 09/25/2033	208	215
Residential Accredit Loans, Inc.
0.656% due 01/25/2033	17	14
0.656% due 03/25/2033	48	43
6.000% due 06/25/2036	184	119
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	24	24
Sequoia Mortgage Trust
0.607% due 07/20/2033	193	183
Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	245	155
Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	70	69
0.917% due 09/19/2032	189	166
1.097% due 10/19/2033	54	47
Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	51	48
5.572% due 10/15/2048	300	314
WaMu Mortgage Pass-Through Certificates
0.486% due 04/25/2045	77	64
1.370% due 08/25/2046	528	333
1.770% due 08/25/2042	6	5
3.253% due 10/25/2046	147	104
Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	1	1
2.452% due 05/25/2033	11	10
2.770% due 02/25/2033	4	4
2.789% due 02/25/2033	3	3

Total Mortgage-Backed Securities (Cost $9,884)		8,995

ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust
1.256% due 11/25/2042	124	108
HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	30	28
LA Arena Funding LLC
7.656% due 12/15/2026	74	77
MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	9	9
Renaissance Home Equity Loan Trust
0.696% due 08/25/2033	10	9
0.756% due 12/25/2033	49	41
SLM Student Loan Trust
0.498% due 04/25/2017	44	44
0.608% due 04/25/2017	38	38
1.998% due 04/25/2023	1,205	1,249
Specialty Underwriting & Residential Finance
0.936% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.546% due 01/25/2033	17	15

Total Asset-Backed Securities (Cost $1,620)		1,627

SHORT-TERM INSTRUMENTS 34.1%
REPURCHASE AGREEMENTS 7.1%
JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	10,000	10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $10,224. Repurchase proceeds are $10,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	899	899
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $918. Repurchase proceeds are $899.)

		10,899

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 27.0%
	4,145,002	41,525

Total Short-Term Instruments (Cost $52,424)		52,424

Total Investments 140.2% (Cost $205,846)		$215,493
Written Options (f) (0.2%) (Premiums $90)		(239)
Other Assets and Liabilities (Net) (40.0%)		(61,519)

Net Assets 100.0%		$153,735

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $11,168 at a weighted average interest rate of 0.168%. On September 30, 2010, there were no open reverse repurchase agreements.

(d)	Securities with an aggregate market value of $136 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	70	$96
90-Day Eurodollar March Futures	Long	03/2012	12	6
90-Day Eurodollar September Futures	Long	09/2011	61	87
U.S. Treasury 30-Year Bond December Futures	Long	12/2010	7	(1)

				$188

(e)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$9,700	$126	$130	$(4)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	5,800	75	78	(3)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	1,000	13	(10)	23
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	2,400	31	(7)	38
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS	3,700	96	44	52

						$341	$235	$106

(f)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	$1,000	$2	$2
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	1,000	3	2
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,000	3	59
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	1,900	5	4
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	1,900	4	4
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	2,200	15	129
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	2,200	18	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	1,500	4	7
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	1,500	7	2

							$68	$209

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$30

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$930	$401	$1,331
Industrials	0	472	0	472
Municipal Bonds & Notes
Connecticut	0	338	0	338
Iowa	0	331	0	331
Ohio	0	212	0	212
Puerto Rico	0	34	0	34
Washington	0	207	0	207
U.S. Government Agencies	0	34,273	338	34,611
U.S. Treasury Obligations	0	114,911	0	114,911
Mortgage-Backed Securities	0	8,995	0	8,995
Asset-Backed Securities	0	1,627	0	1,627
Short-Term Instruments
Repurchase Agreements	0	10,899	0	10,899
PIMCO Short-Term Floating NAV Portfolio	41,525	0	0	41,525

Investments, at value	$41,525	$173,229	$739	$215,493

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$189	$113	$0	$302

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1)	$(216)	$(30)	$(247)

Totals	$41,713	$173,126	$709	$215,548

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$468	$0	$(55)	$0	$0	$(12)	$0	$0	$401	$(8)
U.S. Government Agencies	389	0	(54)	(1)	0	4	0	0	338	3

Investments, at value	$857	$0	$(109)	$(1)	$0	$(8)	$0	$0	$739	$(5)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(21)	$0	$0	$(9)	$0	$0	$(30)	$(9)

Totals	$857	$0	$(130)	$(1)	$0	$(17)	$0	$0	$709	$(14)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Ford Motor Co.
4.750% due 12/15/2013	$1,500	$1,473
Georgia-Pacific Corp.
2.289% due 12/23/2012	23	23
2.292% due 12/23/2012	828	824
2.299% due 12/23/2012	147	146
HCA, Inc.
2.539% due 11/17/2013	1,000	964

Total Bank Loan Obligations (Cost $3,379)		3,430

CORPORATE BONDS & NOTES 31.5%
BANKING & FINANCE 21.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	4,800	5,307
Ally Financial, Inc.
5.375% due 06/06/2011	8,300	8,435
6.000% due 12/15/2011	300	305
6.000% due 05/23/2012	500	512
6.875% due 09/15/2011	700	718
6.875% due 08/28/2012	900	938
7.000% due 02/01/2012	1,000	1,044
American Express Centurion Bank
5.550% due 10/17/2012	3,700	3,988
American Express Credit Corp.
0.438% due 12/02/2010	4,100	4,101
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	3,500	3,646
American General Finance Corp.
4.000% due 03/15/2011	2,500	2,500
5.625% due 08/17/2011	900	896
American International Group, Inc.
4.250% due 05/15/2013	5,400	5,602
4.950% due 03/20/2012	1,600	1,670
ANZ National International Ltd.
6.200% due 07/19/2013	1,000	1,112
Banco do Brasil S.A.
4.500% due 01/22/2015	800	843
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,600	1,607
Banco Santander Chile
1.771% due 04/20/2012	2,300	2,300
2.875% due 11/13/2012	4,500	4,546
3.750% due 09/22/2015	2,900	2,947
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015	2,200	2,374
Citigroup, Inc.
5.500% due 04/11/2013	7,100	7,623
5.625% due 08/27/2012	2,800	2,960
Commonwealth Bank of Australia
0.948% due 07/12/2013	13,100	13,136
Countrywide Financial Corp.
5.800% due 06/07/2012	2,000	2,126
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	300	305
DanFin Funding Ltd.
1.226% due 07/16/2013	9,700	9,695
Deutsche Bank Capital Funding Trust I
3.259% due 12/29/2049	14,600	10,366
Dexia Credit Local
0.693% due 03/05/2013	9,100	9,073
Dexia Credit Local S.A.
0.961% due 04/29/2014	4,200	4,187

FIH Erhvervsbank A/S
0.662% due 06/13/2013		15,700	15,695
Ford Motor Credit Co. LLC
3.277% due 01/13/2012		600	600
7.000% due 10/01/2013		50	54
7.375% due 02/01/2011		100	102
7.500% due 08/01/2012		10,600	11,257
7.800% due 06/01/2012		600	638
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	558
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$5,850	7,030
10.500% due 03/25/2014		3,800	4,568
General Electric Capital Corp.
0.731% due 01/08/2016		200	186
Golden West Financial Corp.
4.750% due 10/01/2012		600	638
Goldman Sachs Group, Inc.
1.246% due 01/30/2017	EUR	7,900	9,487
HCP, Inc.
6.450% due 06/25/2012		$13,675	14,550
ING Bank NV
3.900% due 03/19/2014		1,100	1,202
International Lease Finance Corp.
5.400% due 02/15/2012		5,800	5,858
5.550% due 09/05/2012		8,300	8,352
6.375% due 03/25/2013		2,900	2,929
6.500% due 09/01/2014		11,200	12,068
6.625% due 11/15/2013		1,805	1,819
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		1,000	221
3.011% due 12/23/2010 (a)		900	199
5.625% due 01/24/2013 (a)		1,700	400
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,000	6,928
Merrill Lynch & Co., Inc.
0.666% due 11/01/2011		9,000	8,970
Metropolitan Life Global Funding I
0.542% due 03/15/2012		425	426
0.927% due 07/13/2011		6,900	6,913
PNC Preferred Funding Trust I
6.517% due 12/30/2049		1,100	829
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,399
5.000% due 07/21/2020		5,000	5,269
Rabobank Nederland NV
4.200% due 05/13/2014		2,000	2,133
Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,909
Royal Bank of Scotland Group PLC
0.784% due 04/08/2011		2,300	2,302
0.806% due 10/14/2016		400	342
1.450% due 10/20/2011		11,100	11,185
3.000% due 12/09/2011		1,900	1,951
6.375% due 02/01/2011		3,300	3,348
7.640% due 03/29/2049 (a)		4,500	3,364
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		5,100	5,031
SLM Corp.
0.492% due 03/15/2011		2,500	2,480
3.125% due 09/17/2012	EUR	3,200	4,142

SunTrust Bank
0.989% due 12/20/2011		1,400	1,817
6.375% due 04/01/2011		$2,400	2,465
UBS AG
1.439% due 02/23/2012		2,300	2,317
Waha Aerospace BV
3.925% due 07/28/2020		5,600	5,766
Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,701
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	7,036

			322,296

INDUSTRIALS 6.8%
Charter Communications Operating LLC
8.000% due 04/30/2012		600	639
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,095
9.500% due 02/15/2015		300	349
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	7,088
Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,808
7.125% due 10/01/2012		8,000	8,859
CVS Caremark Corp.
5.750% due 08/15/2011		2,800	2,918
Daimler Finance North America LLC
5.750% due 09/08/2011		5,600	5,850
7.300% due 01/15/2012		7,300	7,854
7.750% due 01/18/2011		4,400	4,487
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,625	4,894
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,463
El Paso Corp.
7.000% due 05/15/2011		1,100	1,134
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,796
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		200	229
Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,768
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,208
Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,402
MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,710
Noble Group Ltd.
6.750% due 01/29/2020		5,000	5,404
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	177
Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,488
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,323
Shell International Finance BV
3.100% due 06/28/2015		5,500	5,798
Time Warner Cable, Inc.
5.400% due 07/02/2012		9,065	9,715
Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,284
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	514

Wyeth
5.500% due 03/15/2013	4,000	4,431

		102,685

UTILITIES 3.3%
BellSouth Corp.
4.295% due 04/26/2021	5,400	5,509
BP Capital Markets PLC
2.750% due 02/27/2012	4,900	4,937
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	830
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	6,100	6,696
Dominion Resources, Inc.
5.000% due 03/15/2013	3,000	3,273
El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,300	1,352
FPL Group Capital, Inc.
5.350% due 06/15/2013	4,000	4,382
France Telecom S.A.
7.750% due 03/01/2011	8,650	8,905
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	3,200	3,556
NGPL PipeCo LLC
6.514% due 12/15/2012	4,000	4,256
NRG Energy, Inc.
8.250% due 09/01/2020	1,900	1,969
Qwest Corp.
7.875% due 09/01/2011	5,800	6,155

		51,820

Total Corporate Bonds & Notes (Cost $470,711)		476,801

CONVERTIBLE BONDS & NOTES 2.2%
BANKING & FINANCE 0.1%
National City Corp.
4.000% due 02/01/2011	800	811

INDUSTRIALS 2.1%
Amgen, Inc.
0.125% due 02/01/2011	9,400	9,412
Medtronic, Inc.
1.500% due 04/15/2011	10,000	10,063
Transocean, Inc.
1.500% due 12/15/2037	11,000	10,821
1.625% due 12/15/2037	1,500	1,496

		31,792

Total Convertible Bonds & Notes (Cost $31,832)		32,603

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.4%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,800	5,855
NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	3,300	3,284

Total Municipal Bonds & Notes (Cost $9,100)		9,139

U.S. GOVERNMENT AGENCIES 31.9%
Fannie Mae
0.316% due 12/25/2036 - 07/25/2037	1,681	1,680
0.566% due 04/25/2037	1,117	1,116
0.606% due 07/25/2037 - 03/25/2044	7,016	7,007
0.656% due 05/25/2031 - 11/25/2032	1,515	1,517
0.781% due 12/25/2022	167	168
0.996% due 03/25/2040	10,094	10,183
1.081% due 04/25/2023	177	180
1.125% due 09/30/2013	8,500	8,570
1.131% due 02/25/2023	9	9
1.181% due 05/25/2022 - 06/17/2027	96	98
1.586% due 07/01/2042 - 06/01/2043	699	701
1.625% due 10/26/2015	300	300
1.636% due 09/01/2041	413	416
1.786% due 09/01/2040	3	3
2.328% due 11/01/2035	149	152
2.802% due 09/01/2035	577	605
2.944% due 07/01/2035	191	201
3.000% due 09/16/2014	1,400	1,499
4.000% due 10/01/2040 - 11/01/2040	13,000	13,334
4.500% due 03/01/2040 - 10/01/2040	267,000	278,098
4.625% due 10/15/2013	2,500	2,783
4.655% due 12/01/2036	50	52
4.868% due 09/01/2034	43	44
5.000% due 04/25/2033 - 10/01/2040	9,263	9,764
5.500% due 05/01/2025 - 10/01/2040	40,680	43,761
6.000% due 03/01/2017 - 10/01/2040	32,000	34,403
6.500% due 10/01/2037 - 12/25/2042	28,522	31,117
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	2,600	2,582
Federal Housing Administration
7.430% due 10/01/2020	6	7
Freddie Mac
0.296% due 12/25/2036	2,055	2,043
0.407% due 07/15/2019 - 08/15/2019	4,179	4,168
0.516% due 08/25/2031	244	227
0.557% due 05/15/2036	758	758
0.607% due 12/15/2030	169	169
0.657% due 06/15/2018	86	86
1.586% due 02/25/2045	514	522
2.810% due 07/01/2035	415	435
4.500% due 02/01/2039 - 10/01/2040	16,000	16,649
5.500% due 08/15/2030 - 02/01/2040	3,893	4,133
6.000% due 09/01/2016 - 10/01/2040	1,054	1,132
6.500% due 07/25/2043	109	123

Small Business Administration
5.600% due 09/01/2028	837	940

Total U.S. Government Agencies (Cost $480,877)		481,735

U.S. TREASURY OBLIGATIONS 6.1%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	416	441
1.875% due 07/15/2019	2,247	2,495
3.875% due 04/15/2029	1,857	2,581
U.S. Treasury Notes
0.375% due 08/31/2012	4,139	4,136
0.625% due 06/30/2012	800	803
0.625% due 07/31/2012	4,300	4,319
1.875% due 06/30/2015	5,600	5,773
2.125% due 05/31/2015	1,900	1,982
2.500% due 04/30/2015	2,300	2,439
3.125% due 04/30/2017 (e)(g)	61,700	66,795

Total U.S. Treasury Obligations (Cost $86,400)		91,764

MORTGAGE-BACKED SECURITIES 8.8%
Adjustable Rate Mortgage Trust
2.891% due 09/25/2035	1,328	999
American Home Mortgage Investment Trust
2.550% due 10/25/2034	723	631
2.678% due 02/25/2045	296	257
Arkle Master Issuer PLC
0.459% due 02/17/2052	30,200	29,836
Banc of America Funding Corp.
5.939% due 01/20/2047	1,127	834
Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034	783	719
2.958% due 05/25/2033	939	915
6.500% due 10/25/2031	30	30
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035	4,261	4,042
2.934% due 03/25/2035	4,699	4,515
2.937% due 08/25/2035	684	502
2.961% due 04/25/2033	11	11
2.979% due 07/25/2034	731	666
3.399% due 02/25/2033	2	2
3.550% due 01/25/2034	49	48
5.007% due 01/25/2035	541	545
5.462% due 04/25/2033	23	23
Bear Stearns Alt-A Trust
0.416% due 02/25/2034	789	609
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	400	412
5.471% due 01/12/2045	1,200	1,315
Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	113	113
Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	1,575	1,093
5.436% due 12/26/2046	882	630
Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	383	349
2.917% due 08/25/2035	1,801	952
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,600	3,749
Countrywide Alternative Loan Trust
0.436% due 05/25/2047	895	497
6.000% due 10/25/2033	38	39

Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035	2,179	1,909
3.466% due 11/25/2034	1,294	1,120
5.250% due 02/20/2036	797	515
Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	2	2
2.494% due 07/25/2033	8,409	7,708
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	400	425
First Horizon Alternative Mortgage Securities
2.545% due 09/25/2034	2,306	2,077
First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	719	693
GMAC Mortgage Corp. Loan Trust
3.268% due 11/19/2035	392	345
Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	13,146	12,932
Granite Master Issuer PLC
0.397% due 12/20/2054	8,646	8,075
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	342	313
0.336% due 01/25/2047	434	409
Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	1,141	979
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	214
5.444% due 03/10/2039	1,900	2,006
GS Mortgage Securities Corp. II
0.348% due 03/06/2020	1,815	1,763
GSR Mortgage Loan Trust
2.923% due 09/25/2035	1,891	1,813
Harborview Mortgage Loan Trust
0.477% due 05/19/2035	197	124
2.956% due 07/19/2035	1,078	873
Impac CMB Trust
1.256% due 07/25/2033	343	237
Indymac Index Mortgage Loan Trust
2.767% due 12/25/2034	545	410
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	600	625
5.882% due 02/15/2051	1,300	1,366
JPMorgan Mortgage Trust
5.022% due 02/25/2035	594	603
5.750% due 01/25/2036	100	91
MASTR Asset Securitization Trust
5.500% due 09/25/2033	38	39
Mellon Residential Funding Corp.
0.737% due 06/15/2030	287	279
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	2,700	2,714
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	582	454
MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	456	405
1.259% due 10/25/2035	267	229
1.754% due 01/25/2029	43	42
4.250% due 10/25/2035	1,310	1,124
Morgan Stanley Capital I
0.318% due 10/15/2020	1,618	1,496
5.809% due 12/12/2049	300	318
Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	700	767

Prime Mortgage Trust
0.656% due 02/25/2019	6	5
0.656% due 02/25/2034	30	28
Residential Funding Mortgage Securities I
3.275% due 09/25/2035	1,603	1,184
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	103	105
Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	453	251
2.653% due 01/25/2035	1,598	1,238
2.695% due 08/25/2035	475	387
2.727% due 08/25/2034	829	798
2.783% due 02/25/2034	609	585
Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	626	624
0.507% due 07/19/2035	1,223	1,131
0.536% due 02/25/2036	279	173
0.917% due 09/19/2032	9	8
Structured Asset Securities Corp.
2.841% due 10/25/2035	565	455
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	652	635
0.376% due 10/25/2046	2,054	2,038
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	2,165	1,905
0.347% due 09/15/2021	2,556	2,375
WaMu Mortgage Pass-Through Certificates
0.526% due 12/25/2045	241	201
0.546% due 10/25/2045	1,381	1,125
1.100% due 01/25/2047	568	366
1.570% due 11/25/2042	105	91
1.680% due 05/25/2041	61	58
1.770% due 06/25/2042	59	48
1.770% due 08/25/2042	256	227
3.003% due 02/27/2034	47	47
3.253% due 09/25/2046	779	565
Wells Fargo Mortgage-Backed Securities Trust
2.915% due 10/25/2035	1,672	1,536
4.576% due 03/25/2036	909	807
4.900% due 01/25/2035	1,328	1,296
4.900% due 09/25/2035	2,552	2,507
4.986% due 12/25/2034	921	907

Total Mortgage-Backed Securities (Cost $139,665)		133,533

ASSET-BACKED SECURITIES 2.3%
ACE Securities Corp.
0.316% due 10/25/2036	148	55
Amortizing Residential Collateral Trust
0.836% due 07/25/2032	13	11
Asset-Backed Funding Certificates
0.316% due 01/25/2037	92	90
Asset-Backed Securities Corp. Home Equity
0.531% due 09/25/2034	286	248
1.907% due 03/15/2032	211	161
Atrium CDO Corp.
0.923% due 06/27/2015	5,554	5,196
Bear Stearns Asset-Backed Securities Trust
1.256% due 10/25/2037	3,616	2,810
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	560	554
0.306% due 06/25/2047	981	962
0.326% due 06/25/2047	189	185
0.336% due 06/25/2037	86	85

0.366% due 10/25/2046		55	54
0.516% due 05/25/2036		2,617	2,126
0.736% due 12/25/2031		43	23
Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		10	7
Equity One ABS, Inc.
0.816% due 11/25/2032		14	12
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		216	214
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		460	461
GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		19	8
HSBC Home Equity Loan Trust
0.547% due 01/20/2034		1,697	1,537
0.607% due 09/20/2033		151	140
Landmark CDO Ltd.
0.996% due 01/15/2016		3,091	2,968
Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		34	29
MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		34	34
Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		1,296	1,263
Navigator CDO Ltd.
1.226% due 11/15/2015		4,257	4,141
SLM Student Loan Trust
0.964% due 10/25/2023	EUR	5,500	7,032
1.907% due 12/15/2017		$3,980	3,983
Structured Asset Securities Corp.
0.306% due 10/25/2036		124	123
Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		8	8

Total Asset-Backed Securities (Cost $36,171)			34,520

SOVEREIGN ISSUES 3.8%
Brazil Government International Bond
7.875% due 03/07/2015		900	1,109
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	223	130
10.000% due 01/01/2017		4,500	2,460
Canada Government Bond
1.500% due 12/01/2012	CAD	25,400	24,729
Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	21,589
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,321
Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	700	970

Total Sovereign Issues (Cost $56,714)			57,311

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Bank of America Corp.
7.250% due 12/31/2049		1,339	1,316
Wells Fargo & Co.
7.500% due 12/31/2049		7,463	7,508

			8,824

CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	31

Total Convertible Preferred Securities (Cost $7,136)		8,855

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
0.652% due 12/31/2049	420	3,241
Farm Credit Bank
10.000% due 11/29/2049	1,900	1,957

Total Preferred Securities (Cost $6,419)		5,198

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.8%
CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$7,200	7,213

REPURCHASE AGREEMENTS 4.8%
Barclays Capital, Inc.
0.160% due 10/06/2010	10,100	10,100
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $10,308. Repurchase proceeds are $10,100.)
0.170% due 10/04/2010	18,500	18,500
(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% due 07/26/2012 valued at $18,879. Repurchase proceeds are $18,500.)
Deutsche Bank AG
0.320% due 10/01/2010	44,100	44,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $45,045. Repurchase proceeds are $44,100.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	304	304
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $314. Repurchase proceeds are $304.)

		73,004

U.S. TREASURY BILLS 0.2%
0.108% due 10/07/2010 - 10/21/2010 (b)(e)	2,131	2,131

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 33.3%
	50,323,073	504,137

Total Short-Term Instruments (Cost $586,381)		586,485

Total Investments 127.1% (Cost $1,914,785)	$1,921,374
Written Options (i) (0.3%) (Premiums $3,455)	(3,679)
Other Assets and Liabilities (Net) (26.8%)	(405,527)

Net Assets 100.0%	$1,512,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $2,716 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $57,859 at a weighted average interest rate of 0.066%. On September 30, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $761 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	145	$437
90-Day Eurodollar June Futures	Long	06/2011	94	63
90-Day Eurodollar March Futures	Long	03/2011	408	189
90-Day Eurodollar September Futures	Long	09/2011	42	32
U.S. Treasury 5-Year Note December Futures	Long	12/2010	56	74

				$795

(h)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	$5,100	$(29)	$(39)	$10
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%	1,000	(6)	(16)	10
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	1,800	3	7	(4)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%	2,300	3	9	(6)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%	1,000	(6)	(10)	4
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	1,400	2	5	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	400	(3)	(4)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%	500	(3)	(5)	2
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	3,500	2	(23)	25
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%	100	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%	700	0	(4)	4
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.923%	1,600	1	(10)	11
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	1.454%	2,600	(9)	0	(9)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.136%	900	(1)	0	(1)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.584%	700	(5)	0	(5)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%	2,200	161	0	161
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	1,600	133	0	133
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.136%	4,300	(9)	0	(9)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%	600	2	0	2
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.681%	2,400	193	0	193
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%	1,900	193	0	193
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%	100	(4)	(6)	2
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%	300	0	0	0
Illinois State General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	2.273%	300	(1)	0	(1)
Illinois State General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	2.273%	700	(1)	0	(1)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.402%	1,650	8	1	7
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.402%	550	2	0	2
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.402%	1,650	8	4	4
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.402%	1,650	8	3	5
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%	4,400	98	42	56
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.541%	2,400	51	37	14
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.610%	1,400	29	25	4
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%	5,900	132	39	93
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%	1,400	27	24	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%	100	2	1	1
Japan Government International Bond	DUB	1.000%	09/20/2015	0.577%	9,000	188	149	39
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%	4,200	93	40	53
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%	600	13	7	6
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%	1,500	31	26	5
Japan Government International Bond	UBS	1.000%	12/20/2015	0.610%	1,400	28	22	6
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	5,100	(42)	(39)	(3)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	2,100	2	5	(3)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%	1,900	2	5	(3)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	1,400	2	4	(2)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	1,400	2	4	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%	1,900	(9)	(17)	8
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%	4,400	5	4	1
Russia Government International Bond	UBS	1.000%	12/20/2010	0.606%	1,700	2	1	1
SLM Corp.	BNP	5.050%	03/20/2013	4.223%	1,500	31	0	31
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%	1,000	0	0	0
South Korea Government Bond	MSC	1.000%	12/20/2015	1.004%	2,900	1	(4)	5
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%	1,000	0	0	0
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%	1,400	26	9	17
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%	1,200	22	8	14
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%	200	3	1	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%	2,600	47	15	32
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%	4,500	82	24	58

						$1,510	$343	$1,167

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$1,900	$209	$190	$19
CDX.EM-12 Index	UBS	5.000%	12/20/2014	1,000	111	100	11
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	12,200	1,512	1,439	73
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	49	50	(1)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	6,100	756	678	78
CDX.EM-13 Index	JPM	5.000%	06/20/2015	500	61	56	5
CDX.EM-13 Index	MSC	5.000%	06/20/2015	8,300	1,029	966	63
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	1,500	200	190	10
CDX.EM-14 Index	BOA	5.000%	12/20/2015	1,800	240	235	5
CDX.EM-14 Index	DUB	5.000%	12/20/2015	200	27	25	2
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	800	106	104	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015	3,700	492	481	11
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,059	(1)	0	(1)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	7,100	(54)	(91)	37
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015	5,600	(42)	(84)	42
CDX.HY-14 5-Year Index	UBS	5.000%	06/20/2015	2,000	(15)	(25)	10
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	102	0	102
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	386	4	0	4
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	6,600	(19)	(36)	17
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	1,000	(3)	(4)	1
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	2,200	(7)	(13)	6
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	1,100	(3)	(5)	2
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	2,400	(7)	(12)	5

					$4,739	$4,244	$495

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,300	$58	$0	$58
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	2,400	16	4	12
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		6,600	43	9	34
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		4,900	45	20	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		16,700	155	34	121
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		3,000	13	0	13
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		2,300	11	0	11
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		11,100	53	(5)	58
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		400	4	2	2
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		2,200	16	4	12
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	3,590	(55)	3,645
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,000	6	0	6
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,600	12	(2)	14
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		7,100	43	1	42
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		3,400	21	1	20
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		14,800	80	32	48
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		2,400	5	3	2
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	6	3	3
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		2,200	15	3	12
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	33	0	33
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,100	9	3	6
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	22	8	14
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		11,300	128	11	117
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		8,900	81	28	53
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		23,500	243	23	220
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,300	6	0	6
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		2,500	15	11	4
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,100	9	0	9
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	25	0	25
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		1,200	13	3	10
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	9	3	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		600	9	4	5
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		11,800	138	0	138
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	10	4	6
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	16,900	269	0	269
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA	EUR	1,600	5	(12)	17
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		600	2	(5)	7
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	DUB		55,700	192	(651)	843

							$5,410	$(516)	$5,926

(i)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	11	$3	$5
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	11	6	2

				$9	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$5,500	$49	$29
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	18,200	88	1,066
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	18,200	113	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	3,900	8	7
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	3,900	12	1
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,900	54	22
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,500	254	142
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,400	129	103
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	3,100	5	6
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,300	168	82
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,800	292	168
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,800	12	12
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	7,700	38	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	12,400	18	23
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,900	26	11
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	23,500	244	156
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,300	90	44
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	11,800	28	691
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	11,800	104	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	2,000	27	11
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	3,900	7	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	3,900	12	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,300	88	50
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	12,800	27	24
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	12,800	46	2
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,200	178	121
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,600	239	159
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	56
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	62,000	537	415

							$2,991	$3,411

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	9,000	$39	$16
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		9,000	33	10
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		3,100	8	8
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		3,100	8	7
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010		$9,200	25	4
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		9,200	19	11
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		7,600	22	17
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		7,600	24	9
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	2,200	9	5
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		2,200	9	5
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		$14,700	45	28
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	9,000	44	23
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		$14,700	45	17
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	9,000	34	20
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		$3,300	7	9
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	3,300	10	12
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		$3,300	18	16
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	3,300	26	27
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		3,600	15	9
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		3,600	15	8

							$455	$261

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	391	10/2010	CITI	$1	$0	$1
Sell		391	10/2010	CITI	0	(1)	(1)
Buy		600	10/2010	CSFB	17	0	17
Buy		1,002	10/2010	MSC	82	0	82
Buy		1,431	10/2010	RBS	111	0	111
Buy		391	10/2010	UBS	2	0	2
Buy	BRL	1,777	10/2010	BOA	50	0	50
Buy		1,778	10/2010	DUB	51	0	51
Buy		6,900	10/2010	HSBC	178	0	178
Sell		23,488	10/2010	HSBC	0	(619)	(619)
Buy		2,545	10/2010	JPM	88	0	88
Buy		6,561	10/2010	MSC	178	0	178
Sell		7,284	10/2010	MSC	0	(210)	(210)
Buy		2,298	10/2010	RBC	58	0	58
Buy		8,914	10/2010	RBS	268	0	268
Buy		24,540	12/2010	HSBC	642	0	642
Buy		7,457	12/2010	MSC	210	0	210
Buy		2,844	12/2010	RBS	61	0	61
Buy		186	09/2011	BOA	2	0	2
Buy	CAD	310	10/2010	BNP	1	0	1
Sell		413	10/2010	CITI	0	(1)	(1)
Buy		103	10/2010	DUB	0	0	0
Buy		1,841	11/2010	BCLY	0	(6)	(6)
Buy		412	11/2010	BNP	0	(1)	(1)
Buy		6,028	11/2010	BOA	0	(7)	(7)
Buy		413	11/2010	CITI	1	0	1
Sell		50,809	11/2010	CITI	15	0	15
Buy		616	11/2010	CSFB	0	(1)	(1)
Buy		889	11/2010	DUB	0	(5)	(5)
Buy		4,044	11/2010	HSBC	52	0	52
Buy		2,089	11/2010	RBC	31	0	31
Buy		418	11/2010	RBS	0	(2)	(2)
Buy	CNY	55,702	11/2010	BCLY	127	0	127
Buy		1,194	11/2010	CITI	0	(1)	(1)
Buy		3,081	11/2010	DUB	0	(3)	(3)
Buy		1,217	11/2010	MSC	0	(1)	(1)
Sell	EUR	14,802	10/2010	UBS	0	(1,070)	(1,070)
Sell		900	11/2010	BCLY	0	(53)	(53)
Buy		3,099	11/2010	DUB	254	0	254
Sell		5,192	11/2010	MSC	0	(431)	(431)
Buy	GBP	600	10/2010	CITI	0	(5)	(5)
Sell		1,700	10/2010	CITI	0	(6)	(6)
Buy		1,100	10/2010	HSBC	0	(10)	(10)
Buy		1,700	12/2010	CITI	6	0	6
Sell		1,616	12/2010	CITI	0	(28)	(28)
Sell		346	12/2010	GSC	0	(5)	(5)
Buy		800	12/2010	RBS	0	(6)	(6)
Sell		781	12/2010	UBS	0	(12)	(12)
Buy	IDR	915,300	10/2010	BOA	13	0	13
Buy		6,768,710	10/2010	CITI	90	0	90
Sell		1,142,900	10/2010	HSBC	0	(1)	(1)
Buy		915,300	10/2010	RBS	13	0	13
Buy		1,986,660	10/2010	UBS	23	0	23
Buy		19,744,900	11/2010	BCLY	31	0	31
Buy		1,459,500	11/2010	CITI	13	0	13
Buy		4,899,575	11/2010	DUB	9	0	9
Buy		3,131,050	11/2010	HSBC	12	0	12
Buy		12,639,500	11/2010	JPM	15	0	15
Buy		1,846,000	04/2011	JPM	3	0	3
Buy		921,000	04/2011	MSC	1	0	1
Buy		1,142,900	07/2011	HSBC	1	0	1
Buy	INR	23,290	11/2010	BCLY	15	0	15
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		36,384	01/2011	CITI	0	(4)	(4)
Sell	JPY	1,400,575	11/2010	MSC	0	(140)	(140)
Buy	KRW	417,828	11/2010	BCLY	10	0	10
Sell		119,595	11/2010	BCLY	0	(6)	(6)
Buy		352,976	11/2010	BOA	9	0	9
Buy		751,179	11/2010	CITI	12	0	12
Sell		1,736,580	11/2010	CITI	0	(113)	(113)
Buy		127,886	11/2010	DUB	2	0	2
Buy		70,380	11/2010	GSC	2	0	2
Buy		978,322	11/2010	JPM	4	(5)	(1)
Sell		655,175	11/2010	JPM	0	(44)	(44)
Buy		1,613,194	11/2010	MSC	39	(1)	38
Buy		232,300	11/2010	RBS	3	0	3
Sell		53,730	11/2010	RBS	0	(3)	(3)
Buy		2,293,246	01/2011	MSC	5	(3)	2
Buy	MXN	16,822	02/2011	BCLY	17	0	17
Buy		36,778	02/2011	BOA	15	0	15
Buy		2,574	02/2011	CITI	2	(1)	1
Buy		2,539	02/2011	JPM	0	(1)	(1)
Buy		13,989	02/2011	MSC	2	(7)	(5)
Buy		1,273	02/2011	UBS	0	0	0
Buy	MYR	1,844	10/2010	BCLY	54	0	54
Sell		710	10/2010	BCLY	0	0	0
Buy		206	10/2010	BOA	7	0	7
Buy		1,794	10/2010	CITI	47	0	47
Buy		940	10/2010	DUB	17	0	17
Buy		710	02/2011	BCLY	0	0	0
Buy		620	02/2011	HSBC	0	(1)	(1)
Buy		620	02/2011	JPM	0	(1)	(1)
Buy	PHP	2,223	11/2010	BCLY	3	0	3
Buy		60,008	11/2010	CITI	8	(1)	7
Buy		2,130	11/2010	DUB	3	0	3
Buy		26,844	06/2011	BCLY	0	(3)	(3)
Buy		17,944	06/2011	JPM	0	(1)	(1)
Buy	SGD	667	11/2010	BCLY	7	0	7
Buy		667	11/2010	CITI	7	0	7
Buy		264	03/2011	CITI	1	0	1
Buy		528	03/2011	HSBC	2	0	2
Buy		132	03/2011	MSC	1	0	1
Buy	TRY	303	01/2011	BCLY	5	0	5
Buy		303	01/2011	CITI	5	0	5
Buy		302	01/2011	CSFB	5	0	5
Buy		1,347	01/2011	HSBC	13	0	13
Buy		1,501	01/2011	JPM	17	0	17
Buy	TWD	9,350	10/2010	BCLY	0	(3)	(3)
Buy		1,210	10/2010	CITI	0	0	0
Buy		7,593	10/2010	DUB	0	(2)	(2)
Buy		2,845	01/2011	DUB	0	(1)	(1)
Buy		1,742	01/2011	JPM	1	0	1
Buy		2,681	01/2011	MSC	1	0	1
Buy		1,452	01/2011	UBS	1	0	1
Buy	ZAR	2,951	10/2010	BCLY	22	0	22
Buy		2,217	10/2010	CITI	17	0	17
Buy		10,235	10/2010	HSBC	63	0	63
Buy		737	10/2010	JPM	5	0	5
Buy		2,942	10/2010	MSC	20	0	20
Buy		1,463	10/2010	UBS	9	0	9
Buy		1,457	01/2011	BCLY	5	0	5
Buy		728	01/2011	JPM	3	0	3
Buy		1,520	09/2011	BCLY	7	0	7
Buy		760	09/2011	MSC	3	0	3
Buy		760	09/2011	UBS	3	0	3

					$3,209	$(2,827)	$382

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$3,430	$0	$3,430
Corporate Bonds & Notes
Banking & Finance	0	322,295	0	322,295
Industrials	0	102,685	0	102,685
Utilities	0	51,821	0	51,821
Convertible Bonds & Notes
Banking & Finance	0	811	0	811
Industrials	0	31,792	0	31,792
Municipal Bonds & Notes
Illinois	0	5,855	0	5,855
New Jersey	0	3,284	0	3,284
U.S. Government Agencies	0	481,728	7	481,735
U.S. Treasury Obligations	0	91,764	0	91,764
Mortgage-Backed Securities	0	133,533	0	133,533
Asset-Backed Securities	0	27,411	7,109	34,520
Sovereign Issues	0	57,311	0	57,311
Convertible Preferred Securities
Banking & Finance	8,824	0	0	8,824
Consumer Discretionary	0	31	0	31
Preferred Securities
Banking & Finance	0	1,957	3,241	5,198
Short-Term Instruments
Certificates of Deposit	0	7,213	0	7,213
Repurchase Agreements	0	73,004	0	73,004
U.S. Treasury Bills	0	2,131	0	2,131
PIMCO Short-Term Floating NAV Portfolio	504,137	0	0	504,137

Investments, at value	$512,961	$1,398,056	$10,357	$1,921,374

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,726	0	1,726
Foreign Exchange Contracts	0	3,209	0	3,209
Interest Rate Contracts	795	5,926	0	6,721

	$795	$10,861	$0	$11,656

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(65)	(261)	(326)
Foreign Exchange Contracts	0	(2,827)	0	(2,827)
Interest Rate Contracts	0	(3,417)	0	(3,417)

	$0	$(6,309)	$(261)	$(6,570)

Totals	$513,756	$1,402,608	$10,096	$1,926,460

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$5,891	$0	$0	$0	$0	$1,037	$0	$(6,928)	$0	$0
U.S. Government Agencies	7	0	0	0	0	0	0	0	7	0
Asset-Backed Securities	8,754	4,722	(1,495)	27	32	265	0	(5,196)	7,109	(34)
Preferred Securities
Banking & Finance	3,727	0	0	0	0	(486)	0	0	3,241	(486)

Investments, at value	$18,379	$4,722	$(1,495)	$27	$32	$816	$0	$(12,124)	$10,357	$(520)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(455)	$0	$0	$194	$0	$0	$(261)	$194

Totals	$18,379	$4,722	$(1,950)	$27	$32	$1,010	$0	$(12,124)	$10,096	$(326)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 99.8%
ASSET-BACKED COMMERCIAL PAPER 2.2%
Straight-A Funding LLC
0.220% due 10/19/2010	$5,800	$5,799

CERTIFICATES OF DEPOSIT 0.4%
BNP Paribas
0.365% due 03/22/2011	1,000	1,000

FINANCIAL COMPANY COMMERCIAL PAPER 1.5%
Citigroup, Inc.
0.410% due 11/09/2010	1,500	1,500
Standard Chartered Bank
0.550% due 10/18/2010	2,600	2,599

		4,099

GOVERNMENT AGENCY DEBT 38.6%
Bank of America N.A.
0.470% due 12/23/2010 (b)	1,400	1,401
Citibank N.A.
0.439% due 03/30/2011 (b)	505	506
Citigroup, Inc.
0.842% due 12/09/2010 (b)	700	701
Federal Agriculture Mortgage Corp.
3.875% due 08/19/2011	7,000	7,199
Federal Home Loan Bank
0.130% due 10/05/2010	46,000	46,000
0.540% due 05/24/2011	10,700	10,699
0.560% due 05/27/2011	2,200	2,200
Freddie Mac
0.265% due 01/03/2011	7,500	7,495
0.593% due 04/01/2011	18,800	18,813
General Electric Capital Corp.
0.372% due 03/11/2011 (b)	2,200	2,202
Goldman Sachs Group, Inc.
0.372% due 03/15/2011 (b)	600	601
1.625% due 07/15/2011 (b)	825	832
JPMorgan Chase & Co.
0.419% due 02/23/2011 (b)	500	500
0.796% due 12/02/2010 (b)	200	200
SunTrust Bank
0.942% due 12/16/2010 (b)	3,000	3,005

		102,354

OTHER NOTES 0.6%
Metropolitan Life Global Funding I
0.927% due 07/13/2011	500	500
Svenska Handelsbanken AB
0.584% due 07/01/2011	1,000	1,000

		1,500

TREASURY DEBT 10.0%
U.S. Treasury Bills
0.043% due 10/07/2010 - 02/10/2011 (a)	26,500	26,497

TREASURY REPURCHASE AGREEMENTS 46.5%
Banc of America Securities LLC
0.180% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $24,481. Repurchase proceeds are $24,000.)

Barclays Capital, Inc.
0.190% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $24,510. Repurchase proceeds are $24,000.)
BNP Paribas Bank
0.240% due 10/01/2010	11,000	11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $11,249. Repurchase proceeds are $11,000.)
Citigroup Global Markets, Inc.
0.240% due 10/01/2010	11,000	11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $11,236. Repurchase proceeds are $11,000.)
Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $24,556. Repurchase proceeds are $24,000.)
Deutsche Bank AG
0.320% due 10/01/2010	10,000	10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $10,215. Repurchase proceeds are $10,000.)
JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	8,000	8,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $8,180. Repurchase proceeds are $8,000.)
Morgan Stanley
0.200% due 10/01/2010	11,000	11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $11,276. Repurchase proceeds are $11,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	464	464
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $477. Repurchase proceeds are $464.)

		123,464

Total Short-Term Instruments (Cost $264,713)		264,713

Total Investments 99.8% (Cost $264,713)		$264,713
Other Assets and Liabilities (Net) 0.2%		439

Net Assets 100.0%		$265,152

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Asset-Backed Commercial Paper	$0	$5,799	$0	$5,799
Certificates of Deposit	0	1,000	0	1,000
Financial Company Commercial Paper	0	4,099	0	4,099
Government Agency Debt	0	102,354	0	102,354
Other Notes	0	1,500	0	1,500
Treasury Debt	0	26,497	0	26,497
Treasury Repurchase Agreements	0	123,464	0	123,464

Investments, at value	$0	$264,713	$0	$264,713

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
International Lease Finance Corp.
6.750% due 03/17/2015	$1,000	$1,018
7.000% due 03/17/2016	5,900	5,993
Vodafone Group PLC
6.875% due 08/11/2015	1,200	1,187

Total Bank Loan Obligations (Cost $7,965)		8,198

CORPORATE BONDS & NOTES 27.2%
BANKING & FINANCE 25.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	4,700	5,002
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	2,400	2,654
Ally Financial, Inc.
5.375% due 06/06/2011	400	407
6.625% due 05/15/2012	2,000	2,090
6.750% due 12/01/2014	1,600	1,653
6.875% due 09/15/2011	600	622
7.250% due 03/02/2011	700	716
American Express Bank FSB
0.386% due 05/29/2012	1,480	1,467
American Express Centurion Bank
0.407% due 06/12/2012	2,100	2,080
American Express Co.
7.250% due 05/20/2014	5,700	6,691
American Express Credit Corp.
0.376% due 02/24/2012	2,700	2,683
5.875% due 05/02/2013	300	330
American International Group, Inc.
5.850% due 01/16/2018	1,300	1,352
8.175% due 05/15/2068	4,900	4,937
8.250% due 08/15/2018	1,600	1,872
ANZ National International Ltd.
0.792% due 08/19/2014	4,000	4,034
6.200% due 07/19/2013	3,200	3,559
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	5,100	5,122
Bank of Montreal
2.850% due 06/09/2015	7,900	8,327
Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,454
Barclays Bank PLC
6.050% due 12/04/2017	2,300	2,498
7.434% due 09/29/2049	700	721
Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,800	1,991
Citigroup, Inc.
0.417% due 03/16/2012	3,000	2,950
2.384% due 08/13/2013	1,300	1,310
5.250% due 02/27/2012	3,200	3,363
5.300% due 10/17/2012	1,000	1,066
6.000% due 12/13/2013	6,599	7,241
Commonwealth Bank of Australia
0.572% due 09/17/2014	4,900	4,889
0.789% due 06/25/2014	7,100	7,142
0.948% due 07/12/2013	26,600	26,674
Countrywide Financial Corp.
5.800% due 06/07/2012	1,500	1,594
DanFin Funding Ltd.
1.226% due 07/16/2013	8,300	8,296
Dexia Credit Local
0.693% due 03/05/2013	4,500	4,487

Dexia Credit Local S.A.
0.940% due 09/23/2011		2,500	2,510
0.961% due 04/29/2014		27,000	26,915
Ford Motor Credit Co. LLC
3.277% due 01/13/2012		1,400	1,400
7.000% due 10/01/2013		3,300	3,543
7.250% due 10/25/2011		3,200	3,360
7.800% due 06/01/2012		700	745
Foundation Re II Ltd.
7.119% due 11/26/2010		800	802
General Electric Capital Corp.
0.292% due 09/21/2012		30,900	30,936
0.292% due 12/21/2012		54,100	54,160
Goldman Sachs Group, Inc.
0.604% due 02/06/2012		1,300	1,292
Green Valley Ltd.
4.410% due 01/10/2011	EUR	500	678
HCP, Inc.
6.700% due 01/30/2018		$3,000	3,306
HSBC Finance Corp.
0.628% due 08/09/2011		7,900	7,892
0.768% due 04/24/2012		3,000	2,977
0.776% due 01/15/2014		4,600	4,379
0.875% due 07/19/2012		800	792
6.750% due 05/15/2011		1,925	1,993
ING Bank Australia Ltd.
5.480% due 06/24/2014	AUD	800	777
ING Bank NV
1.089% due 03/30/2012		$22,400	22,331
1.157% due 01/13/2012		13,200	13,195
International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,578
6.375% due 03/25/2013		1,000	1,010
6.500% due 09/01/2014		1,400	1,509
6.625% due 11/15/2013		900	907
6.750% due 09/01/2016		1,200	1,290
7.125% due 09/01/2018		2,500	2,706
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	564
5.316% due 04/05/2011 (a)		23	7
6.875% due 05/02/2018 (a)		$1,900	456
7.000% due 09/27/2027 (a)		100	23
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,052
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,832
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	4,431
Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		1,000	985
0.666% due 11/01/2011		6,900	6,877
1.628% due 09/27/2012	EUR	900	1,188
6.050% due 08/15/2012		$11,900	12,777
Metropolitan Life Global Funding I
0.927% due 07/13/2011		700	701
1.417% due 09/17/2012		8,900	9,068
Morgan Stanley
0.570% due 04/19/2012		1,000	984
0.780% due 01/09/2012		14,065	13,985
0.830% due 01/09/2014		8,600	8,135
1.006% due 10/15/2015		1,700	1,561
1.218% due 03/01/2013	EUR	2,600	3,375
2.876% due 05/14/2013		$4,200	4,283

NIBC Bank NV
2.800% due 12/02/2014		21,600	22,563
Pricoa Global Funding I
0.419% due 06/26/2012		15,100	14,973
Prudential Financial, Inc.
3.000% due 06/10/2013		2,000	1,988
Racers
0.520% due 07/25/2017		1,400	1,363
Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		26,200	26,194
1.146% due 01/30/2017	EUR	7,000	8,031
1.406% due 04/23/2012		$700	706
1.450% due 10/20/2011		22,200	22,369
2.759% due 08/23/2013		14,900	15,214
3.000% due 12/09/2011		2,200	2,259
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		19,000	18,744
Svenska Handelsbanken AB
1.292% due 09/14/2012		7,400	7,433
UBS AG
2.250% due 08/12/2013		4,200	4,246
Vita Capital III Ltd.
1.653% due 01/01/2012		700	694
Wachovia Corp.
0.636% due 04/23/2012		18,740	18,670
2.236% due 05/01/2013		2,900	2,987
Westpac Banking Corp.
0.482% due 12/14/2012		34,000	34,035
0.572% due 09/10/2014		1,100	1,103
2.700% due 12/09/2014		5,100	5,300
3.585% due 08/14/2014		2,900	3,117
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,891

			621,421

INDUSTRIALS 1.8%
Alcoa, Inc.
6.750% due 07/15/2018		3,000	3,238
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,423
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	1,145
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,331
Dow Chemical Co.
2.668% due 08/08/2011		6,500	6,580
4.850% due 08/15/2012		1,700	1,800
Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		500	548
Marriott International, Inc.
6.375% due 06/15/2017		5,000	5,587
Masco Corp.
6.125% due 10/03/2016		1,500	1,528
PACCAR, Inc.
1.466% due 09/14/2012		6,200	6,326
Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,926
Rexam PLC
6.750% due 06/01/2013		1,200	1,302
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,080
UST LLC
6.625% due 07/15/2012		2,500	2,715

WM Wrigley Jr. Co.
1.664% due 06/28/2011	2,100	2,101
Xstrata Canada Corp.
7.350% due 06/05/2012	1,000	1,090

		43,720

UTILITIES 0.1%
BP Capital Markets PLC
0.422% due 04/11/2011	300	299
Verizon Wireless Capital LLC
3.750% due 05/20/2011	3,700	3,774

		4,073

Total Corporate Bonds & Notes (Cost $658,861)		669,214

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Amgen, Inc.
0.125% due 02/01/2011	1,000	1,001

Total Convertible Bonds & Notes (Cost $996)		1,001

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	454

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	684

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	320	324

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,045	812

Total Municipal Bonds & Notes (Cost $2,734)		2,274

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.316% due 12/25/2036	187	184
0.406% due 08/25/2034	180	172
0.456% due 10/27/2037	5,900	5,891
0.606% due 05/25/2042	198	199
0.696% due 05/25/2036	201	201
1.056% due 02/25/2036	1,934	1,933
1.586% due 06/01/2043 - 09/01/2044	1,508	1,513
2.445% due 11/01/2024	14	15
2.709% due 05/25/2035	1,277	1,357
2.753% due 11/01/2034	2,512	2,634
4.100% due 12/17/2018	18,600	18,733
4.655% due 12/01/2036	2,836	2,961
5.272% due 10/01/2035	1,018	1,085
5.950% due 02/25/2044	312	340

Freddie Mac
0.206% due 12/29/2011	17,700	17,699
0.208% due 12/21/2011 (i)	26,900	26,898
0.326% due 02/01/2011	5,264	5,264
0.407% due 10/15/2020	2,916	2,907
0.487% due 02/15/2019	454	454
0.516% due 08/25/2031	102	95
0.607% due 12/15/2030	154	154
1.586% due 10/25/2044 - 02/25/2045	8,380	8,661
2.631% due 01/01/2034	231	241
5.359% due 12/01/2035	648	693
Ginnie Mae
0.557% due 03/20/2037	15,323	15,272
Small Business Administration
5.902% due 02/10/2018	756	849
6.020% due 08/01/2028	2,523	2,902

Total U.S. Government Agencies (Cost $117,757)		119,307

U.S. TREASURY OBLIGATIONS 90.3%
Treasury Inflation Protected Securities (d)
0.625% due 04/15/2013	10,108	10,389
1.250% due 04/15/2014	46,373	48,837
1.250% due 07/15/2020 (h)	118,873	124,937
1.375% due 07/15/2018	11,020	11,813
1.375% due 01/15/2020 (h)	117,558	125,172
1.625% due 01/15/2015	42,379	45,335
1.625% due 01/15/2018	21,957	23,863
1.750% due 01/15/2028 (f)	80,052	84,874
1.875% due 07/15/2013	58,066	61,764
1.875% due 07/15/2015 (f)	136,023	148,042
1.875% due 07/15/2019	60,477	67,158
2.000% due 04/15/2012	38,593	39,965
2.000% due 01/15/2014	53,114	57,023
2.000% due 07/15/2014	131,112	141,959
2.000% due 01/15/2016	90,233	99,037
2.000% due 01/15/2026	99,330	109,248
2.125% due 01/15/2019	61,661	69,542
2.125% due 02/15/2040	58,937	65,829
2.375% due 01/15/2017	71,021	80,176
2.375% due 01/15/2025 (f)	104,235	119,854
2.375% due 01/15/2027 (f)	75,286	86,902
2.500% due 07/15/2016	98,769	112,025
2.500% due 01/15/2029	39,720	46,870
2.625% due 07/15/2017	73,030	84,344
3.000% due 07/15/2012	35,369	37,588
3.375% due 01/15/2012	12,032	12,608
3.375% due 04/15/2032	1,228	1,658
3.625% due 04/15/2028	105,336	140,895
3.875% due 04/15/2029 (f)	112,649	156,617
U.S. Treasury Notes
0.375% due 08/31/2012	960	959
0.625% due 06/30/2012	200	201
3.375% due 11/15/2019	900	970
3.625% due 02/15/2020	3,900	4,279

Total U.S. Treasury Obligations (Cost $2,187,592)		2,220,733

MORTGAGE-BACKED SECURITIES 6.6%
American General Mortgage Loan Trust
5.150% due 03/25/2058	7,193	7,402
American Home Mortgage Investment Trust
2.034% due 09/25/2045	812	719

Arkle Master Issuer PLC
0.459% due 02/17/2052		21,100	20,846
1.519% due 05/17/2060		5,800	5,784
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,200	1,634
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$420	440
Banc of America Funding Corp.
4.000% due 02/20/2036		2,018	1,882
5.939% due 01/20/2047		994	736
Banc of America Large Loan, Inc.
0.767% due 08/15/2029		3,509	3,230
5.698% due 06/24/2050		1,600	1,766
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		392	337
5.193% due 11/25/2034		329	311
5.391% due 02/25/2036		1,507	1,184
6.500% due 09/25/2033		76	78
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		839	806
2.550% due 10/25/2035		2,575	2,278
2.560% due 08/25/2035		639	606
2.760% due 03/25/2035		1,176	1,124
2.934% due 03/25/2035		373	358
3.118% due 03/25/2035		1,085	895
3.458% due 01/25/2035		4,473	4,333
4.963% due 01/25/2035		1,199	1,048
Bear Stearns Alt-A Trust
2.984% due 09/25/2035		3,656	2,780
5.226% due 03/25/2036		1,160	611
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/2011 (b)		3,300	3,244
6.440% due 06/16/2030		1	1
Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		3,346	2,322
Chase Mortgage Finance Corp.
2.904% due 02/25/2037		229	215
Chaseflex Trust
6.000% due 02/25/2037		1,000	794
Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		101	96
2.510% due 08/25/2035		486	458
2.560% due 08/25/2035		505	472
2.650% due 12/25/2035		2,570	2,474
5.864% due 09/25/2037		2,545	1,867
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	217
Countrywide Alternative Loan Trust
0.436% due 05/25/2047		344	191
0.437% due 02/20/2047		1,034	584
0.446% due 09/25/2046		12,212	7,223
0.536% due 12/25/2035		67	47
1.370% due 12/25/2035		329	204
6.000% due 01/25/2037		606	426
Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035		413	352
2.971% due 11/19/2033		98	96
5.500% due 08/25/2035		1,811	1,675
5.631% due 05/20/2036		346	255
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,600	1,749
5.467% due 09/18/2039		1,500	1,634

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036	45	18
First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034	594	523
First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	1,437	1,386
GE Capital Commercial Mortgage Corp.
4.170% due 07/10/2037	1	1
4.229% due 12/10/2037	1,091	1,111
Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056	475	467
Granite Master Issuer PLC
0.297% due 12/20/2054	1,944	1,816
0.347% due 12/20/2054	409	382
0.357% due 12/20/2054	526	491
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	152	139
0.336% due 01/25/2047	1,380	1,298
0.476% due 06/25/2045	580	385
0.526% due 11/25/2045	329	196
Greenwich Capital Commercial Funding Corp.
4.755% due 06/10/2036	1,450	1,457
GS Mortgage Securities Corp. II
0.348% due 03/06/2020	182	176
0.388% due 03/06/2020	1,500	1,433
4.592% due 08/10/2043	6,000	6,450
GSR Mortgage Loan Trust
2.923% due 09/25/2035	1,440	1,382
3.333% due 01/25/2035	812	696
Harborview Mortgage Loan Trust
0.477% due 05/19/2035	175	110
Indymac INDA Mortgage Loan Trust
5.054% due 11/25/2035	2,391	2,144
Indymac Index Mortgage Loan Trust
2.767% due 12/25/2034	389	293
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	310	331
5.794% due 02/12/2051	1,300	1,401
JPMorgan Mortgage Trust
2.971% due 07/25/2035	1,846	1,803
3.012% due 07/25/2035	828	786
3.106% due 08/25/2035	914	792
3.152% due 08/25/2035	958	847
5.022% due 02/25/2035	2,448	2,483
5.419% due 09/25/2035	517	495
5.570% due 07/27/2037	1,946	1,724
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	225	237
MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034	700	638
Mellon Residential Funding Corp.
0.607% due 11/15/2031	632	601
0.697% due 12/15/2030	527	497
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	200	210
Merrill Lynch Floating Trust
0.327% due 06/15/2022	133	128
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,940	1,513
5.430% due 12/25/2035	903	836
MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	819	711
1.259% due 10/25/2035	466	401
2.009% due 10/25/2035	2,626	2,400

Morgan Stanley Capital I
0.318% due 10/15/2020		227	209
6.075% due 06/11/2049		600	643
Morgan Stanley Dean Witter Capital I
7.662% due 03/11/2016		1,000	1,028
Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036		1,577	1,494
Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035		168	150
RBSCF Trust
6.216% due 12/16/2049		2,500	2,757
Residential Accredit Loans, Inc.
0.556% due 08/25/2035		239	153
Securitized Asset Sales, Inc.
2.782% due 11/26/2023		8	7
Sequoia Mortgage Trust
0.607% due 10/19/2026		200	172
Structured Adjustable Rate Mortgage Loan Trust
0.496% due 06/25/2035		186	137
1.752% due 01/25/2035		240	133
2.695% due 08/25/2035		345	281
2.783% due 02/25/2034		411	395
Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047		382	382
0.446% due 06/25/2036		184	108
0.466% due 04/25/2036		784	447
0.507% due 07/19/2035		2,448	2,143
0.587% due 10/19/2034		166	151
Structured Asset Securities Corp.
0.306% due 05/25/2036		6	6
2.841% due 10/25/2035		221	178
Swan Trust
5.960% due 04/25/2041	AUD	867	842
TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037		$62	57
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		4,075	3,966
0.376% due 10/25/2046		1,205	1,196
Vornado DP LLC
4.004% due 09/13/2028		6,500	6,698
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020		597	525
0.347% due 09/15/2021		614	570
5.418% due 01/15/2045		410	443
WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045		354	290
0.546% due 10/25/2045		2,170	1,768
1.100% due 01/25/2047		1,388	895
1.140% due 05/25/2047		786	505
1.180% due 12/25/2046		185	126
1.370% due 02/25/2046		297	222
1.570% due 11/25/2042		44	38
3.253% due 07/25/2046		1,324	932
3.253% due 11/25/2046		203	142
5.259% due 12/25/2035		558	511
5.939% due 10/25/2036		2,180	2,014
Wells Fargo Mortgage-Backed Securities Trust
2.911% due 09/25/2034		297	302

Total Mortgage-Backed Securities (Cost $166,830)			162,086

ASSET-BACKED SECURITIES 3.7%
Access Group, Inc.
1.798% due 10/27/2025		13,127	13,466
ACE Securities Corp.
0.306% due 12/25/2036		60	58
AMMC CDO
0.542% due 05/03/2018		500	475
Aquilae CLO PLC
1.341% due 01/17/2023	EUR	3,407	4,068
ARES CLO Funds
0.520% due 03/12/2018		$2,374	2,260
Asset-Backed Funding Certificates
0.316% due 01/25/2037		330	325
0.606% due 06/25/2034		1,524	1,185
Bank of America Auto Trust
1.700% due 12/15/2011		1,289	1,290
Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		24	23
0.586% due 01/25/2036		11	10
0.916% due 10/25/2032		30	29
Carrington Mortgage Loan Trust
0.306% due 01/25/2037		231	220
Citigroup Mortgage Loan Trust, Inc.
0.336% due 01/25/2037		501	402
College Loan Corp. Trust
0.748% due 01/25/2024		800	799
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		93	92
0.306% due 05/25/2047		31	31
0.306% due 06/25/2047		452	443
0.326% due 06/25/2047		971	946
0.366% due 10/25/2046		43	43
Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		354	304
Equity One ABS, Inc.
0.556% due 04/25/2034		94	65
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		225	222
Ford Credit Auto Owner Trust
1.677% due 06/15/2012		9,386	9,427
2.000% due 12/15/2011		293	294
GSAMP Trust
0.326% due 10/25/2036		3	2
0.326% due 12/25/2036		240	163
Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	987	1,246
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		$206	207
HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		44	33
0.306% due 12/25/2036		141	134
JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		445	429
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,250	1,709
MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		$57	56
Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		32	31
0.336% due 09/25/2037		32	9
0.376% due 02/25/2037		734	512
Morgan Stanley ABS Capital I
0.296% due 10/25/2036		32	32

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		41	41
Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		303	295
Nautique Funding Ltd.
0.776% due 04/15/2020		962	862
Navigare Funding CLO Ltd.
0.605% due 05/20/2019		700	653
Navigator CDO Ltd.
1.226% due 11/15/2015		1,596	1,553
Nelnet Student Loan Trust
1.198% due 07/25/2018		1,600	1,615
NYLIM Flatiron CLO Ltd.
0.638% due 08/08/2020		600	556
Park Place Securities, Inc.
0.516% due 09/25/2035		31	28
Renaissance Home Equity Loan Trust
1.016% due 12/25/2032		65	48
Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		435	152
SLM Student Loan Trust
0.498% due 04/25/2017		141	141
0.538% due 04/25/2019		8,800	8,495
0.608% due 04/25/2017		288	288
0.948% due 01/25/2017		1,500	1,505
0.964% due 10/25/2023	EUR	3,900	4,987
1.907% due 12/15/2017		$3,438	3,440
1.998% due 04/25/2023		20,147	20,875
Soundview Home Equity Loan Trust
0.316% due 11/25/2036		71	33
1.056% due 10/25/2037		119	118
Structured Asset Investment Loan Trust
0.306% due 07/25/2036		7	7
Structured Asset Securities Corp.
0.306% due 10/25/2036		76	75
1.756% due 04/25/2035		884	660
Symphony CLO Ltd.
0.616% due 05/15/2019		3,100	2,839
Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		4	4
WaMu Asset-Backed Certificates
0.306% due 01/25/2037		113	103
Wells Fargo Home Equity Trust
0.506% due 12/25/2035		36	36
Wood Street CLO BV
1.388% due 03/29/2021	EUR	794	974

Total Asset-Backed Securities (Cost $90,782)			91,423

SOVEREIGN ISSUES 3.0%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	11,400	12,177
4.000% due 08/20/2015		4,300	7,011
4.000% due 08/20/2020		4,500	7,205
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	15,500	15,210
Colombia Government International Bond
10.000% due 01/23/2012		$350	390
Export-Import Bank of Korea
0.754% due 10/04/2011		1,600	1,602
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	8,800	8,835

Societe Financement de l’Economie Francaise
0.726% due 07/16/2012	19,200	19,258
2.125% due 01/30/2012	700	714

Total Sovereign Issues (Cost $68,768)		72,402

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049	800	805

Total Convertible Preferred Securities (Cost $800)		805

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.7%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.392% due 12/16/2011	$20,800	20,805

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley
0.200% due 10/01/2010	200	200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $205. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	2,734	2,734
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $2,790. Repurchase proceeds are $2,734.)

		2,934

U.S. TREASURY BILLS 0.2%
0.105% due 10/07/2010 - 01/20/2011 (c)(f)(g)	5,120	5,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 28.5%
	69,992,060	701,180

Total Short-Term Instruments (Cost $730,034)		730,039

Total Investments 165.9% (Cost $4,033,119)		$4,077,482
Written Options (k) (0.3%) (Premiums $5,436)		(6,707)
Other Assets and Liabilities (Net) (65.6%)		(1,612,395)

Net Assets 100.0%		$2,458,380

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $7,660 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(g)	Securities with an aggregate market value of $1,020 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $83,062 at a weighted average interest rate of 0.246%. On September 30, 2010, securities valued at $181,681 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $310 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	51	$12
90-Day Eurodollar March Futures	Long	03/2011	179	120
90-Day Eurodollar March Futures	Long	03/2012	50	21

				$153

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.174%		$1,300	$(12)	$0	$(12)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.672%		1,000	5	0	5
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.457%		1,200	(45)	0	(45)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	2.457%		1,500	(56)	0	(56)
DISH DBS Corp.	MLP	(3.650%	)	12/20/2013	2.457%		2,300	(87)	0	(87)
HCP, Inc.	GSC	(2.910%	)	03/20/2018	1.937%		3,000	(191)	0	(191)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	4.141%		400	(10)	(13)	3
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		900	70	0	70
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.267%		1,000	28	0	28
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.291%		5,000	(137)	0	(137)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	1.309%		2,000	45	0	45
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	1.309%		2,000	66	0	66
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.041%		1,500	89	0	89
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		1,200	(14)	0	(14)
Royal Bank of Scotland Group PLC	UBS	(1.000%	)	03/20/2017	2.732%	EUR	5,800	769	717	52
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.881%		$1,000	26	0	26
UST LLC	BOA	(0.340%	)	09/20/2012	0.172%		2,500	(9)	0	(9)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.768%		1,000	(3)	0	(3)

								$534	$704	$(170)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	$2,600	$(11)	$(31)	$20
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	6,000	(203)	(199)	(4)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	1,000	(4)	(14)	10
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%	600	(3)	(7)	4
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%	1,000	(4)	(19)	15
France Government Bond	BOA	0.250%	12/20/2015	0.796%	4,100	(112)	(112)	0
France Government Bond	CITI	0.250%	06/20/2015	0.761%	2,900	(67)	(69)	2
France Government Bond	DUB	0.250%	06/20/2015	0.761%	2,700	(63)	(89)	26
France Government Bond	JPM	0.250%	06/20/2015	0.761%	2,400	(56)	(85)	29
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%	700	(3)	(9)	6
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	400	(1)	(5)	4
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.937%	600	(24)	(14)	(10)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	1,000	(41)	(24)	(17)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%	4,600	84	42	42
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	3,600	65	29	36
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%	1,600	29	8	21

						$(414)	$(598)	$184

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,500	$112	$0	$112
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		2,500	114	(7)	121
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	4,400	11	0	11
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		1,400	3	0	3
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	12,500	(242)	(222)	(20)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		18,400	(153)	(5)	(148)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(87)	(125)	38
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(11)	0	(11)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		20,500	(18)	(22)	4
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		56,900	526	77	449
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		19,000	91	(14)	105
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		2,400	41	20	21
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		8,500	249	(35)	284
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		5,200	152	(15)	167
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	24	3	21
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	128	4	124
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		9,900	55	(47)	102
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		37,100	224	19	205
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		11,500	70	16	54
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		9,600	67	0	67
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		10,900	91	(29)	120
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	34	15	19
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		16,700	186	65	121

							$1,667	$(302)	$1,969

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	65	$20	$28
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	65	16	5

				$36	$33

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$4,600	$40	$25
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	43,000	224	2,519
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	43,000	283	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	7,800	17	17
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	7,800	27	18
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010	21,100	55	46
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	21,100	40	49
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,400	296	158
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,600	59	57
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	4,000	18	234
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	4,000	19	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	75,000	247	330
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	75,000	352	99
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,800	282	133
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	80
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,400	21	316
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,400	30	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,700	262	143
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	3,300	22	193
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	3,300	26	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	8,000	27	35
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	8,000	30	11
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	1
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,100	26	27
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	44,900	348	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,200	324	156
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	2
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	172,100	1,381	1,151

							$4,691	$5,800

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	3,000	$13	$5
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		3,000	11	3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		5,800	18	15
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		5,000	27	14
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		800	4	2
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		$5,100	15	12
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,100	16	6
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	2,500	6	6
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		2,500	10	10
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		900	4	2
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		900	4	2
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,000	3	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		$1,900	9	7
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	1,000	7	8
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		1,900	14	13

							$161	$109

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$236
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	424
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	57
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	48

						$548	$765

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	907	10/2010	CSFB	$0	$(26)	$(26)
Sell		1,961	10/2010	DUB	0	(155)	(155)
Sell		3,734	10/2010	RBS	0	(317)	(317)
Buy	BRL	17,638	10/2010	DUB	532	0	532
Sell		18,553	10/2010	HSBC	0	(489)	(489)
Buy		915	10/2010	JPM	31	0	31
Buy		4,026	12/2010	DUB	51	0	51
Buy		18,552	12/2010	HSBC	496	0	496
Buy	CAD	401	11/2010	BOA	0	0	0
Sell		3,285	11/2010	DUB	19	0	19
Sell		9,394	11/2010	RBC	0	(139)	(139)
Sell		1,546	11/2010	RBS	9	0	9
Buy	CNY	3,184	11/2010	BCLY	0	(2)	(2)
Buy		5,161	11/2010	CITI	0	(4)	(4)
Buy		13,312	11/2010	DUB	0	(12)	(12)
Buy		5,247	11/2010	MSC	0	(6)	(6)
Buy		6,508	01/2011	BOA	0	0	0
Buy		11,179	01/2011	DUB	15	0	15
Buy		16,140	01/2011	JPM	13	0	13
Buy		11,620	01/2011	MSC	1	0	1
Sell	EUR	26,995	10/2010	UBS	0	(1,951)	(1,951)
Sell		652	11/2010	BCLY	0	(25)	(25)
Buy		12,096	11/2010	DUB	993	0	993
Sell		3,690	11/2010	MSC	0	(306)	(306)
Sell		3,000	11/2010	RBS	4	0	4
Sell		1,140	11/2010	UBS	0	(18)	(18)
Sell		498	01/2011	GSC	0	(16)	(16)
Sell	GBP	2,006	12/2010	CITI	0	(35)	(35)
Sell		472	12/2010	GSC	0	(6)	(6)
Sell		1,067	12/2010	UBS	0	(16)	(16)
Buy	INR	60,476	11/2010	MSC	36	0	36
Buy		14,230	03/2011	BOA	7	0	7
Buy		86,580	03/2011	CITI	29	0	29
Buy		86,617	03/2011	DUB	30	0	30
Buy		98,921	03/2011	JPM	49	0	49
Sell	JPY	1,139,581	11/2010	MSC	0	(114)	(114)
Buy	KRW	3,628,358	11/2010	BCLY	154	0	154
Buy		1,277,713	11/2010	BOA	37	0	37
Buy		6,788,063	11/2010	CITI	181	0	181
Buy		790,568	11/2010	DUB	12	0	12
Buy		410,550	11/2010	GSC	9	0	9
Buy		3,159,590	11/2010	JPM	22	(5)	17
Buy		2,186,385	11/2010	MSC	32	0	32
Buy		1,144,710	11/2010	RBS	62	0	62
Sell		2,165,050	11/2010	RBS	4	0	4
Buy		1,845,543	01/2011	CITI	1	0	1
Buy		1,822,617	01/2011	DUB	1	0	1
Sell	MYR	68	10/2010	BCLY	0	(2)	(2)
Sell		42	10/2010	CITI	0	(1)	(1)
Buy		129	10/2010	DUB	2	0	2
Sell		18	10/2010	DUB	0	(1)	(1)
Buy	PHP	547	11/2010	BCLY	1	0	1
Buy		19,391	11/2010	CITI	2	0	2
Buy		66,610	11/2010	DUB	1	0	1
Sell		2,834	11/2010	UBS	0	(2)	(2)

					$2,836	$(3,648)	$(812)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$8,198	$0	$8,198
Corporate Bonds & Notes
Banking & Finance	0	620,058	1,363	621,421
Industrials	0	43,720	0	43,720
Utilities	0	4,073	0	4,073
Convertible Bonds & Notes
Industrials	0	1,001	0	1,001
Municipal Bonds & Notes
California	0	454	0	454
Ohio	0	684	0	684
Rhode Island	0	324	0	324
West Virginia	0	812	0	812
U.S. Government Agencies	0	119,307	0	119,307
U.S. Treasury Obligations	0	2,220,733	0	2,220,733
Mortgage-Backed Securities	0	149,344	12,742	162,086
Asset-Backed Securities	0	75,937	15,486	91,423
Sovereign Issues	0	72,402	0	72,402
Convertible Preferred Securities
Banking & Finance	805	0	0	805
Short-Term Instruments
Certificates of Deposit	0	20,805	0	20,805
Repurchase Agreements	0	2,934	0	2,934
U.S. Treasury Bills	0	5,120	0	5,120
PIMCO Short-Term Floating NAV Portfolio	701,180	0	0	701,180

Investments, at value	$701,985	$3,345,906	$29,591	$4,077,482

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	599	0	599
Foreign Exchange Contracts	0	2,836	0	2,836
Interest Rate Contracts	153	2,148	0	2,301

	$153	$5,583	$0	$5,736

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(600)	(93)	(693)
Foreign Exchange Contracts	0	(3,648)	0	(3,648)
Interest Rate Contracts	0	(6,013)	(765)	(6,778)

	$0	$(10,261)	$(858)	$(11,119)

Totals	$702,138	$3,341,228	$28,733	$4,072,099

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$0	$1,332	$0	$3	$0	$28	$0	$0	$1,363	$28
U.S. Government Agencies	5,605	0	0	7	0	279	0	(5,891)	0	0
Mortgage-Backed Securities	0	12,560	(159)	17	28	296	0	0	12,742	296
Asset-Backed Securities	0	15,618	(204)	19	3	50	0	0	15,486	50

Investments, at value	$5,605	$29,510	$(363)	$46	$31	$653	$0	$(5,891)	$29,591	$374
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(146)	0	0	53	0	0	(93)	53
Interest Rate Contracts	0	0	(548)	0	0	(217)	0	0	(765)	(217)

	$0	$0	$(694)	$0	$0	$(164)	$0	$0	$(858)	$(164)

Totals	$5,605	$29,510	$(1,057)	$46	$31	$489	$0	$(5,891)	$28,733	$210

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 49.0%
BANKING & FINANCE 30.6%
Ally Financial, Inc.
7.250% due 03/02/2011	$100	$102
American Express Bank FSB
0.386% due 05/29/2012	250	248
American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	200	198
American Honda Finance Corp.
1.041% due 06/20/2011	200	201
1.625% due 09/20/2013	200	201
Banco Santander Chile
1.771% due 04/20/2012	100	100
Barclays Bank PLC
1.267% due 01/13/2012	100	101
1.308% due 12/05/2011	800	809
5.450% due 09/12/2012	100	108
Bear Stearns Cos. LLC
6.950% due 08/10/2012	100	111
BPCE S.A.
2.375% due 10/04/2013 (c)	300	300
BRFkredit A/S
0.776% due 04/15/2013	200	200
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	100	104
Cie de Financement Foncier
1.262% due 07/23/2012	200	200
1.625% due 07/23/2012	200	201
Citigroup, Inc.
0.417% due 03/16/2012	200	197
2.384% due 08/13/2013	350	353
Commonwealth Bank of Australia
0.841% due 03/19/2013	200	200
3.500% due 03/19/2015	100	105
Credit Agricole S.A.
0.816% due 02/02/2012	100	100
Crown Castle Towers LLC
3.214% due 08/15/2035	200	203
DanFin Funding Ltd.
1.226% due 07/16/2013	300	300
Dexia Credit Local
0.693% due 03/05/2013	500	499
Dexia Credit Local S.A.
0.778% due 01/12/2012	400	398
FIH Erhvervsbank A/S
0.662% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.800% due 06/01/2012	300	319
General Electric Capital Corp.
0.596% due 11/01/2012	530	523
1.239% due 05/22/2013	100	100
HSBC Bank PLC
0.848% due 08/03/2012	100	100
1.048% due 08/12/2013	300	300
HSBC Finance Corp.
0.768% due 04/24/2012	500	496
ING Bank NV
1.089% due 03/30/2012	200	199
JPMorgan Chase & Co.
1.018% due 12/02/2011	400	404
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	22
Lloyds TSB Bank PLC
1.625% due 10/14/2011	100	100

Merrill Lynch & Co., Inc.
0.666% due 11/01/2011	433	432
6.050% due 08/15/2012	100	107
MetLife, Inc.
1.674% due 08/06/2013	200	202
Metropolitan Life Global Funding I
0.542% due 03/15/2012	170	170
Monumental Global Funding III
0.668% due 01/25/2013	400	388
Morgan Stanley
2.876% due 05/14/2013	100	102
5.300% due 03/01/2013	100	108
5.750% due 08/31/2012	100	107
Pricoa Global Funding I
5.400% due 10/18/2012	200	215
Royal Bank of Scotland Group PLC
0.559% due 03/30/2012	950	950
0.784% due 04/08/2011	100	100
0.938% due 12/02/2011	100	100
1.098% due 05/11/2012	300	302
2.759% due 08/23/2013	400	408
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	100	99
Stadshypotek AB
0.839% due 09/30/2013	300	301
Sun Life Financial Global Funding LP
0.784% due 10/06/2013	100	97
Suncorp-Metway Ltd.
2.026% due 07/16/2012	300	307
Swedbank AB
0.976% due 01/14/2013	300	300
Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011	100	100
Wachovia Corp.
0.636% due 04/23/2012	500	498
2.236% due 05/01/2013	100	103
Westpac Banking Corp.
2.100% due 08/02/2013	400	406

		14,204

INDUSTRIALS 13.5%
Agilent Technologies, Inc.
2.500% due 07/15/2013	200	204
Anglo American Capital PLC
2.150% due 09/27/2013	200	202
Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013	400	403
Boston Scientific Corp.
6.000% due 06/15/2011	100	103
Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	150	154
Daimler Finance North America LLC
5.750% due 09/08/2011	100	104
5.875% due 03/15/2011	300	307
DISH DBS Corp.
6.375% due 10/01/2011	200	208
EnCana Corp.
4.750% due 10/15/2013	200	218
6.300% due 11/01/2011	100	106
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	300	321
General Mills, Inc.
6.000% due 02/15/2012	91	97

Georgia-Pacific LLC
8.125% due 05/15/2011	200	208
Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	100	101
KeySpan Corp.
7.625% due 11/15/2010	100	101
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	108
Kraft Foods, Inc.
5.625% due 11/01/2011	400	420
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	100	103
Noble Holding International Ltd.
3.450% due 08/01/2015	200	209
Oracle Corp.
3.875% due 07/15/2020	200	210
Shell International Finance BV
0.640% due 06/22/2012	100	100
Southwest Airlines Co.
10.500% due 12/15/2011	300	329
Total Capital S.A.
3.000% due 06/24/2015	100	105
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	200	210
Volkswagen International Finance NV
1.625% due 08/12/2013	400	402
WellPoint, Inc.
5.000% due 01/15/2011	400	405
WM Wrigley Jr. Co.
2.450% due 06/28/2012	400	407
Woolworths Ltd.
2.550% due 09/22/2015	250	253
XTO Energy, Inc.
4.625% due 06/15/2013	200	220

		6,318

UTILITIES 4.9%
Appalachian Power Co.
5.650% due 08/15/2012	182	195
BP Capital Markets PLC
3.125% due 03/10/2012	200	204
British Telecommunications PLC
9.375% due 12/15/2010	200	203
El Paso Performance-Linked Trust
7.750% due 07/15/2011	100	104
Entergy Corp.
3.625% due 09/15/2015	200	202
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	50	51
Majapahit Holding BV
7.250% due 10/17/2011	100	105
Qatar Petroleum
5.579% due 05/30/2011	56	56
Qwest Corp.
7.875% due 09/01/2011	400	425
Sprint Capital Corp.
7.625% due 01/30/2011	400	408
Telecom Italia Capital S.A.
1.135% due 07/18/2011	266	265
Verizon Wireless Capital LLC
2.945% due 05/20/2011	200	203

		2,421

Total Corporate Bonds & Notes (Cost $22,828)		22,943

CONVERTIBLE BONDS & NOTES 2.5%
BANKING & FINANCE 0.4%
Boston Properties LP
2.875% due 02/15/2037	200	203

INDUSTRIALS 2.1%
Amgen, Inc.
0.125% due 02/01/2011	500	500
Medtronic, Inc.
1.500% due 04/15/2011	450	453

		953

Total Convertible Bonds & Notes (Cost $1,149)		1,156

MUNICIPAL BONDS & NOTES 0.2%
NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $100)		100

U.S. GOVERNMENT AGENCIES 30.7%
Fannie Mae
0.246% due 07/26/2012	800	800
0.276% due 08/23/2012	2,066	2,066
0.287% due 09/17/2012	1,470	1,470
0.316% due 12/25/2036	31	31
0.376% due 03/25/2034	20	20
0.406% due 08/25/2034	5	5
0.456% due 10/27/2037	100	100
0.506% due 06/25/2037	215	214
0.536% due 12/25/2036	236	236
0.606% due 05/25/2042	16	17
1.586% due 07/01/2044	13	13
1.588% due 03/01/2044	47	48
3.250% due 10/01/2031	4	4
4.100% due 12/17/2018	750	755
4.500% due 09/01/2039	420	438
5.250% due 08/01/2012	300	324
Federal Farm Credit Bank
0.247% due 08/13/2012	1,000	1,000
0.257% due 12/07/2011	900	899
0.297% due 01/15/2013	700	700
0.387% due 12/21/2011	1,000	1,001
Federal Home Loan Bank
0.157% due 07/11/2011	1,000	1,000
Freddie Mac
0.180% due 11/09/2011	400	400
0.296% due 12/25/2036	70	69
0.487% due 02/15/2019	182	182
0.607% due 06/15/2031	22	22
1.586% due 10/25/2044 - 02/25/2045	364	373
1.786% due 07/25/2044	70	70
3.800% due 03/09/2016	500	507
5.000% due 07/15/2014 - 01/15/2018	1,413	1,612
5.500% due 08/15/2030	1	1
Ginnie Mae
3.000% due 02/20/2032	14	14

Total U.S. Government Agencies (Cost $14,369)		14,391

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
5.323% due 11/25/2035	1,236	991
Banc of America Mortgage Securities, Inc.
3.530% due 07/20/2032	1	1
5.500% due 07/25/2035	51	50
Bear Stearns Adjustable Rate Mortgage Trust
3.349% due 01/25/2034	7	7
Bear Stearns Alt-A Trust
2.984% due 09/25/2035	41	31
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	27	25
Countrywide Alternative Loan Trust
0.407% due 05/20/2046	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
0.596% due 06/25/2035	37	32
Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	7	6
1.842% due 05/25/2032	1	1
2.503% due 06/25/2033	32	31
First Republic Mortgage Loan Trust
0.557% due 08/15/2032	28	26
Greenpoint Mortgage Funding Trust
0.476% due 06/25/2045	50	33
GS Mortgage Securities Corp. II
6.878% due 05/03/2018	450	461
GSR Mortgage Loan Trust
2.923% due 09/25/2035	45	43
Harborview Mortgage Loan Trust
0.477% due 05/19/2035	66	41
Mellon Residential Funding Corp.
0.697% due 12/15/2030	13	12
Merrill Lynch Floating Trust
0.327% due 06/15/2022	44	43
MLCC Mortgage Investors, Inc.
1.259% due 10/25/2035	22	19
Structured Asset Mortgage Investments, Inc.
0.486% due 05/25/2045	79	52
0.507% due 07/19/2035	10	7
0.917% due 09/19/2032	8	7
Structured Asset Securities Corp.
0.306% due 05/25/2036	6	5
Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	56	55
0.366% due 11/25/2046	41	40
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	23	1
1.370% due 02/25/2046	37	28
1.370% due 08/25/2046	53	33
1.570% due 11/25/2042	20	18
1.770% due 06/25/2042	4	3

Total Mortgage-Backed Securities (Cost $2,205)		2,112

ASSET-BACKED SECURITIES 6.8%
ACE Securities Corp.
0.306% due 12/25/2036	15	14
Ally Auto Receivables Trust
0.750% due 04/15/2012	100	100
AmeriCredit Automobile Receivables Trust
0.311% due 10/11/2011	200	200
Arkansas Student Loan Authority
1.180% due 11/25/2043	250	248

BA Credit Card Trust
0.277% due 06/17/2013		200	200
Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		12	11
0.336% due 10/25/2036		16	15
0.916% due 10/25/2032		2	2
BMW Vehicle Lease Trust
0.298% due 10/17/2011		300	300
CarMax Auto Owner Trust
0.274% due 02/15/2011		13	13
Carrington Mortgage Loan Trust
0.356% due 06/25/2037		48	42
Chase Issuance Trust
1.807% due 04/15/2014		100	102
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		3	3
0.416% due 02/25/2036		2	2
0.736% due 12/25/2031		2	1
0.996% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.996% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	400	389
Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$103	104
Fremont Home Loan Trust
0.316% due 01/25/2037		13	12
Irwin Home Equity Corp.
0.796% due 07/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		13	13
MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036		4	3
Nelnet Student Loan Trust
1.198% due 07/25/2018		250	252
New Century Home Equity Loan Trust
0.516% due 06/25/2035		21	20
Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		300	300
Renaissance Home Equity Loan Trust
0.616% due 11/25/2034		11	9
0.696% due 08/25/2033		12	11
0.756% due 12/25/2033		49	41
SLM Student Loan Trust
0.498% due 04/25/2017		29	29
0.628% due 04/25/2017		140	140
0.998% due 10/25/2017		400	401
1.998% due 04/25/2023		172	178
Structured Asset Investment Loan Trust
0.306% due 07/25/2036		3	3
Structured Asset Securities Corp.
0.546% due 01/25/2033		3	3
Wells Fargo Home Equity Trust
0.496% due 10/25/2035		1	1

Total Asset-Backed Securities (Cost $3,183)			3,166

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
1.342% due 03/13/2012		400	400
Kommunalbanken A/S
3.375% due 11/15/2011		200	206

Province of Ontario Canada
0.789% due 05/22/2012		800	803

Total Sovereign Issues (Cost $1,408)			1,409

SHORT-TERM INSTRUMENTS 8.3%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 10/01/2010		239	239

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $246. Repurchase proceeds are $239.)
JAPAN TREASURY BILLS 5.4%
0.110% due 12/27/2010	JPY	210,000	2,516

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.4%
		113,452	1,137

Total Short-Term Instruments (Cost $3,843)			3,892

Total Investments 105.0% (Cost $49,085)			$49,169
Written Options (f) (0.2%) (Premiums $59)			(98)
Other Assets and Liabilities (Net) (4.8%)			(2,241)

Net Assets 100.0%			$46,830

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	When-Issued security.

(d)	Affiliated to the Fund/Portfolio.

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%	$100	$1	$(7)	$8
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%	100	15	(3)	18
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.487%	100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	100	0	0	0
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.646%	100	1	1	0
Emirate of Abu Dhabi	DUB	1.000%	12/20/2011	0.542%	200	1	1	0
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%	100	0	0	0
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	100	0	0	0
Morgan Stanley	JPM	0.850%	09/20/2012	1.368%	200	(2)	0	(2)
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%	200	(1)	(1)	0
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	100	1	(10)	11

						$16	$(19)	$35

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AU	D 1,400	$(9)	$(6)	$(3)

(f)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$ 99.500	12/13/2010	1	$0	$0
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	1	0	0

				$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$100	$1	$1
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	1,300	8	73
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,300	12	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	1,500	4	7
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	1,000	6	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	700	8	4
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	11	9

							$59	$98

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	27	10/2010	RBS	$2	$0	$2
Sell	CAD	401	11/2010	BNP	1	0	1
Buy	CLP	10,534	01/2011	JPM	0	0	0
Buy	CNY	47	11/2010	BCLY	0	0	0
Buy		66	11/2010	CITI	0	0	0
Buy		180	11/2010	DUB	0	0	0
Buy		73	11/2010	MSC	0	0	0
Buy		66	01/2011	BOA	0	0	0
Buy		66	01/2011	MSC	0	0	0
Buy		46	04/2011	BCLY	0	0	0
Buy		65	04/2011	CITI	0	0	0
Buy		1,323	04/2011	HSBC	0	0	0
Buy		35	04/2011	RBS	0	0	0
Buy		3,971	09/2011	BCLY	7	0	7
Sell	GBP	48	12/2010	UBS	0	(1)	(1)
Sell	JPY	210,000	12/2010	CITI	0	(57)	(57)
Buy	MXN	1,760	02/2011	BCLY	1	0	1
Sell	SGD	4	03/2011	BCLY	0	0	0
Buy		4	03/2011	BOA	0	0	0
Buy	ZAR	213	10/2010	BCLY	4	0	4

					$15	$(58)	$(43)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$14,204	$0	$14,204
Industrials	0	6,318	0	6,318
Utilities	0	2,421	0	2,421
Convertible Bonds & Notes
Banking & Finance	0	203	0	203
Industrials	0	953	0	953
Municipal Bonds & Notes
New Jersey	0	100	0	100
U.S. Government Agencies	0	14,391	0	14,391
Mortgage-Backed Securities	0	2,111	1	2,112
Asset-Backed Securities	0	2,777	389	3,166
Sovereign Issues	0	1,409	0	1,409
Short-Term Instruments
Repurchase Agreements	0	239	0	239
Japan Treasury Bills	0	2,516	0	2,516
PIMCO Short-Term Floating NAV Portfolio	1,137	0	0	1,137

Investments, at value	$1,137	$47,642	$390	$49,169
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	37	0	37
Foreign Exchange Contracts	0	15	0	15

	$0	$52	$0	$52
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2)	0	(2)
Foreign Exchange Contracts	0	(58)	0	(58)
Interest Rate Contracts	0	(101)	0	(101)

	$0	$(161)	$0	$(161)

Totals	$1,137	$47,533	$390	$49,060

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
U.S. Government Agencies	$95	$0	$0	$0	$0	$5	$0	$(100)	$0	$0
Mortgage-Backed Securities	0	0	0	0	0	1	0	0	1	1
Asset-Backed Securities	0	390	0	0	0	(1)	0	0	389	(1)

Investments, at value	$95	$390	$0	$0	$0	$5	$0	$(100)	$390	$0

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
American General Finance Corp.
7.250% due 04/21/2015		$6,900	$6,946
Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		1,779	1,385
4.033% due 10/10/2014		20	15
4.065% due 10/10/2014		2,079	1,618

Total Bank Loan Obligations (Cost $10,428)			9,964

CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 19.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,415
Ally Financial, Inc.
5.375% due 06/06/2011		30,500	30,996
6.000% due 12/15/2011		1,100	1,120
6.000% due 05/23/2012		4,500	4,613
6.625% due 05/15/2012		2,500	2,613
6.875% due 09/15/2011		5,000	5,129
6.875% due 08/28/2012		6,700	7,020
7.000% due 02/01/2012		2,500	2,609
7.500% due 09/15/2020		900	963
8.300% due 02/12/2015		11,100	12,127
American Express Bank FSB
0.407% due 06/12/2012		500	495
6.000% due 09/13/2017		3,900	4,455
American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,605
6.000% due 09/13/2017		3,900	4,455
American Express Co.
7.000% due 03/19/2018		200	241
American Express Credit Corp.
0.438% due 12/02/2010		200	200
5.875% due 05/02/2013		700	771
American General Finance Corp.
0.542% due 12/15/2011		8,700	8,106
3.250% due 01/16/2013	EUR	2,000	2,344
4.125% due 11/29/2013		10,000	11,575
American General Institutional Capital A
7.570% due 12/01/2045		$10,000	9,450
American International Group, Inc.
0.635% due 10/18/2011		100	99
4.900% due 06/02/2014	CAD	6,000	5,624
4.950% due 03/20/2012		$1,700	1,774
5.050% due 10/01/2015		1,800	1,841
5.450% due 05/18/2017		400	409
5.600% due 10/18/2016		2,100	2,153
5.850% due 01/16/2018		31,800	33,072
6.250% due 03/15/2037		2,100	1,811
8.000% due 05/22/2068	EUR	12,900	16,795
8.175% due 05/15/2068		$3,000	3,023
8.250% due 08/15/2018		12,000	14,040
ANZ National International Ltd.
6.200% due 07/19/2013		7,400	8,230
Banco Santander Chile
1.771% due 04/20/2012		11,600	11,600
Bank of America Corp.
0.706% due 08/15/2016		2,800	2,525
6.000% due 09/01/2017		7,000	7,590
6.500% due 08/01/2016		32,700	36,831
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,093

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,222
Bank of Montreal
2.850% due 06/09/2015		4,700	4,954
Bank of Scotland PLC
0.352% due 12/08/2010		6,300	6,297
Barclays Bank PLC
5.450% due 09/12/2012		40,000	43,339
6.050% due 12/04/2017		16,800	18,246
10.179% due 06/12/2021		2,080	2,779
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	32,544
BNP Paribas
5.186% due 06/29/2049		15,600	14,781
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	2,849
Caelus Re Ltd.
6.549% due 06/07/2011		2,700	2,730
CIT Group, Inc.
7.000% due 05/01/2013		3,700	3,737
7.000% due 05/01/2014		5,600	5,614
Citigroup Capital XXI
8.300% due 12/21/2077		19,500	20,572
Citigroup, Inc.
0.417% due 03/16/2012		5,500	5,408
0.562% due 06/09/2016		13,100	11,116
2.384% due 08/13/2013		5,900	5,946
5.300% due 10/17/2012		2,200	2,345
5.500% due 08/27/2012		5,500	5,861
5.500% due 04/11/2013		40,900	43,915
5.625% due 08/27/2012		4,400	4,652
5.850% due 07/02/2013		1,400	1,515
6.000% due 02/21/2012		3,789	4,021
6.125% due 05/15/2018		3,000	3,278
6.125% due 08/25/2036		15,000	14,656
8.500% due 05/22/2019		2,100	2,600
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	600	951
5.800% due 06/07/2012		$10,300	10,946
DBS Bank Ltd.
0.596% due 05/16/2017		1,000	976
Deutsche Bank AG
6.000% due 09/01/2017		24,600	28,400
Dexia Credit Local
0.693% due 03/05/2013		48,000	47,857
Dexia Credit Local S.A.
0.940% due 09/23/2011		15,200	15,258
0.961% due 04/29/2014		21,700	21,632
FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	7,213
7.125% due 01/15/2013		700	995
FIH Erhvervsbank A/S
0.662% due 06/13/2013		$76,000	75,975
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		500	537
7.250% due 10/25/2011		200	210
7.375% due 02/01/2011		10,900	11,103
7.500% due 08/01/2012		17,800	18,903
7.800% due 06/01/2012		12,200	12,981
8.000% due 12/15/2016		500	566
8.625% due 11/01/2010		400	402
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	11,026

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$700	841
10.500% due 03/25/2014		1,000	1,202
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	28,337
5.875% due 01/14/2038		$8,100	8,255
6.375% due 11/15/2067		14,800	14,856
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		17,300	19,029
6.250% due 09/01/2017		14,900	16,724
6.750% due 10/01/2037		3,300	3,441
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,256
HSBC Holdings PLC
6.500% due 05/02/2036		6,400	7,149
6.500% due 09/15/2037		2,900	3,263
ING Bank NV
1.089% due 03/30/2012		57,400	57,223
International Lease Finance Corp.
1.274% due 08/15/2011	EUR	25,000	32,887
5.000% due 09/15/2012		$2,600	2,600
5.250% due 01/10/2013		2,680	2,657
5.400% due 02/15/2012		16,152	16,314
5.875% due 05/01/2013		1,000	1,005
6.375% due 03/25/2013		2,580	2,606
6.750% due 09/01/2016		4,500	4,838
JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	900	1,197
6.000% due 01/15/2018		$3,900	4,460
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,504
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,220
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,410
KeyBank N.A.
1.016% due 11/21/2011	EUR	400	528
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	147
7.869% due 08/25/2020		200	298
7.875% due 11/01/2020		$4,800	4,752
8.500% due 12/29/2049		1,100	1,023
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		4,800	1,062
5.125% due 06/27/2014 (a)	EUR	950	306
5.316% due 04/05/2011 (a)		10	3
5.625% due 01/24/2013 (a)		$3,800	893
6.875% due 05/02/2018 (a)		3,200	768
Lloyds TSB Bank PLC
5.800% due 01/13/2020		21,500	22,560
12.000% due 12/29/2049		32,700	37,756
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	24,987
Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,936
6.875% due 04/25/2018		17,800	19,996
MetLife, Inc.
6.400% due 12/15/2066		1,700	1,598
Metropolitan Life Global Funding I
0.927% due 07/13/2011		34,700	34,767
5.125% due 11/09/2011		8,200	8,521
Morgan Stanley
2.876% due 05/14/2013		9,400	9,587
5.950% due 12/28/2017		10,600	11,403

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,036
Mystic Re Ltd.
10.299% due 06/07/2011		$2,200	2,301
National Australia Bank Ltd.
5.350% due 06/12/2013		6,100	6,689
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,254
Nomura Europe Finance NV
0.440% due 07/05/2011		19,500	19,218
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,376
Petroleum Export Ltd.
5.265% due 06/15/2011		270	269
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,631
Rabobank Nederland NV
11.000% due 06/29/2049		975	1,271
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,199
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		22,900	23,075
2.625% due 05/11/2012		2,300	2,363
3.000% due 12/09/2011		57,800	59,354
3.950% due 09/21/2015		3,200	3,238
6.990% due 10/29/2049 (a)		12,000	9,780
7.648% due 08/29/2049		1,500	1,444
Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		42,900	42,323
SLM Corp.
0.728% due 10/25/2011		200	191
0.798% due 01/27/2014		1,650	1,426
1.149% due 11/15/2011	EUR	1,000	1,299
3.125% due 09/17/2012		5,200	6,732
4.875% due 12/17/2012	GBP	2,800	4,167
5.000% due 04/15/2015		$5,000	4,799
5.125% due 08/27/2012		5,780	5,845
8.000% due 03/25/2020		3,600	3,578
8.450% due 06/15/2018		10,600	10,720
State Bank of India
4.500% due 07/27/2015		6,000	6,316
State Street Capital Trust III
8.250% due 01/29/2049		6,800	6,978
State Street Capital Trust IV
1.292% due 06/01/2077		1,000	726
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (b)		1,100	1,099
Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,999
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,252
UBS AG
1.439% due 02/23/2012		10,400	10,476
5.750% due 04/25/2018		4,600	5,201
5.875% due 12/20/2017		4,700	5,326
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	338
Union Planters Corp.
7.750% due 03/01/2011		5,400	5,488
USB Capital IX
6.189% due 10/29/2049		900	716

Wachovia Corp.
0.412% due 03/15/2011		5,900	5,904
0.656% due 10/15/2011		8,100	8,109
1.053% due 02/13/2014	EUR	5,200	6,812
5.500% due 05/01/2013		$8,300	9,131
5.750% due 02/01/2018		16,900	19,288
Wells Fargo & Co.
0.999% due 08/01/2011	EUR	400	540
Westpac Banking Corp.
1.006% due 07/16/2014		$3,000	3,018
3.585% due 08/14/2014		4,900	5,267
Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		7,000	7,000
ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,210

			1,593,657

INDUSTRIALS 3.8%
Altria Group, Inc.
4.125% due 09/11/2015		6,400	6,874
Amgen, Inc.
6.150% due 06/01/2018		1,200	1,464
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		21,500	23,176
5.375% due 01/15/2020		21,500	24,314
AstraZeneca PLC
5.900% due 09/15/2017		2,500	3,013
6.450% due 09/15/2037		2,400	3,031
Codelco, Inc.
6.150% due 10/24/2036		700	835
Comcast Corp.
5.875% due 02/15/2018		1,700	1,964
6.450% due 03/15/2037		1,700	1,894
CSC Holdings LLC
7.625% due 04/01/2011		7,000	7,175
Dell, Inc.
5.650% due 04/15/2018		11,200	12,903
El Paso Corp.
7.800% due 08/01/2031		900	938
7.875% due 06/15/2012		3,900	4,170
9.625% due 05/15/2012		800	862
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		1,500	1,719
Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		1,200	1,281
7.343% due 04/11/2013		1,700	1,863
8.146% due 04/11/2018		6,700	7,872
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		812	880
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,133
Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		2,100	2,139
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,871
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		24,000	27,146
Noble Group Ltd.
4.875% due 08/05/2015		2,100	2,177
Oracle Corp.
4.950% due 04/15/2013		13,100	14,442
5.750% due 04/15/2018		12,900	15,362

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	273
7.500% due 12/18/2013	GBP	200	353
Petrobras International Finance Co.
7.875% due 03/15/2019		$34,600	43,317
Petroleos Mexicanos
5.500% due 01/21/2021		17,200	18,404
Roche Holdings, Inc.
7.000% due 03/01/2039		11,800	15,881
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,137
Total Capital S.A.
4.450% due 06/24/2020		2,600	2,850
UAL Pass-Through Trust Series 2000-1
8.030% due 01/01/2013 (a)		465	571
Union Pacific Corp.
5.700% due 08/15/2018		13,800	16,116
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,593
Vale Overseas Ltd.
5.625% due 09/15/2019		16,600	18,381
6.250% due 01/23/2017		1,300	1,491
6.875% due 11/21/2036		1,300	1,488
6.875% due 11/10/2039		3,100	3,567

			304,920

UTILITIES 1.2%
AT&T, Inc.
4.950% due 01/15/2013		5,200	5,654
5.500% due 02/01/2018		5,200	6,040
6.300% due 01/15/2038		3,600	4,079
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	21,577
Entergy Corp.
3.625% due 09/15/2015		12,200	12,338
Entergy Gulf States, Inc.
5.700% due 06/01/2015		1,660	1,663
Korea Electric Power Corp.
5.125% due 04/23/2034		90	98
Majapahit Holding BV
7.250% due 06/28/2017		1,700	1,968
7.750% due 01/20/2020		1,100	1,325
8.000% due 08/07/2019		5,100	6,196
NGPL PipeCo LLC
6.514% due 12/15/2012		5,800	6,172
NRG Energy, Inc.
8.250% due 09/01/2020		8,400	8,704
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	13,273
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	672
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,910
6.750% due 09/30/2019		2,000	2,384
Verizon Communications, Inc.
5.250% due 04/15/2013		1,500	1,656

			96,709

Total Corporate Bonds & Notes (Cost $1,856,114)			1,995,286

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037	37,100	36,497

Total Convertible Bonds & Notes (Cost $34,483)		36,497

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 1.0%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	8,600	9,482
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	5,100	5,554
7.550% due 04/01/2039	2,000	2,177
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	29,300	31,442
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,200	2,414
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	959
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	12,387
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,100	9,194
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	4,185	4,225
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,154
5.125% due 06/01/2046	655	450

		79,438

COLORADO 0.0%
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	3,900	4,052

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	19,504

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	5,100	5,170

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	2,400	2,430

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035	2,400	2,401
6.900% due 03/01/2035	1,000	1,008
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	6,200	6,429

		12,268

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	895	829

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	6,500	6,964

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	4,100	4,551

NEW JERSEY 0.6%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	15,900	15,826
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,008
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	24,500	30,443

		48,277

NEW YORK 0.1%
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.802% due 06/15/2031	5,130	6,320

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	81

TEXAS 0.2%
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.857% due 02/15/2031	3,390	4,218
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.790% due 02/01/2027	2,575	3,258
9.889% due 10/01/2031	6,240	7,779
Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	2,500	2,689

		17,944

Total Municipal Bonds & Notes (Cost $178,887)		205,398

U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
0.316% due 12/25/2036 - 07/25/2037	6,035	6,026
0.566% due 04/25/2037	5,755	5,749
0.606% due 03/25/2044	3,290	3,186
0.706% due 09/25/2035	10,996	10,996
1.125% due 09/30/2013	44,300	44,666
1.586% due 06/01/2043 - 07/01/2044	3,377	3,389
1.625% due 10/26/2015	2,300	2,303
1.700% due 04/01/2035	4,463	4,607
1.786% due 09/01/2040	18	19
2.556% due 01/01/2025	16	17
2.601% due 08/01/2035	2,264	2,352
2.709% due 05/25/2035	573	608
2.775% due 11/01/2025	1	1
2.922% due 09/01/2039	31	32
3.000% due 09/16/2014	1,300	1,392
4.000% due 10/01/2040 - 12/01/2040	406,000	415,999
4.126% due 10/01/2032	968	994
4.248% due 11/01/2035	177	182
4.500% due 02/01/2039 - 10/01/2040	722,000	752,030
4.625% due 10/15/2013	15,100	16,807
4.655% due 12/01/2036	1,510	1,576
4.868% due 09/01/2034	1,344	1,395
5.000% due 02/25/2017 - 10/01/2040	125,392	132,279
5.052% due 09/01/2035	1,195	1,271
5.166% due 08/01/2035	1,213	1,294
5.500% due 09/01/2019 - 10/01/2040	284,827	303,840
6.000% due 09/01/2016 - 01/01/2039	382,686	413,297
6.000% due 12/01/2036 (i)	15,373	16,611
6.500% due 06/01/2029 - 10/01/2040	27,089	29,574
7.000% due 04/25/2023 - 06/01/2032	1,703	1,966
Federal Housing Administration
7.430% due 01/25/2023	43	43
Freddie Mac
0.407% due 07/15/2019	4,699	4,688
0.557% due 05/15/2036	3,512	3,514
0.707% due 11/15/2030	18	18
0.757% due 09/15/2030	16	16
1.586% due 02/25/2045	468	474
2.780% due 07/01/2027	1	1
2.813% due 07/01/2030	1	1
2.870% due 01/01/2028	1	1
4.500% due 04/01/2038 - 10/01/2040	89,002	92,614
5.500% due 10/01/2034 - 10/01/2038	26,761	28,520
6.000% due 07/01/2016 - 10/01/2040	46,336	49,789
6.500% due 03/01/2013 - 10/01/2037	402	435
7.000% due 06/15/2023	1,002	1,162
7.500% due 07/15/2030 - 03/01/2032	175	201
8.500% due 08/01/2024	9	11

Ginnie Mae
0.757% due 09/20/2030	13	14
0.857% due 02/16/2030	153	154
2.750% due 02/20/2032	315	324
3.125% due 10/20/2029 - 11/20/2029	141	146
3.375% due 04/20/2026 - 05/20/2030	64	66
3.625% due 07/20/2030	6	6
5.500% due 04/15/2033 - 09/15/2033	307	333
6.000% due 09/01/2040 - 11/01/2040	14,000	15,193
6.500% due 03/15/2031 - 04/15/2032	116	130
Small Business Administration
5.130% due 09/01/2023	49	53
6.030% due 02/10/2012	1,169	1,223
6.290% due 01/01/2021	103	113
6.344% due 08/01/2011	44	46
7.500% due 04/01/2017	391	427

Total U.S. Government Agencies (Cost $2,341,762)		2,374,174

U.S. TREASURY OBLIGATIONS 22.9%
Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020	3,499	3,677
1.750% due 01/15/2028	14,777	15,667
2.000% due 01/15/2026	33,941	37,330
2.125% due 02/15/2040	13,617	15,209
2.375% due 01/15/2025	27,873	32,050
2.375% due 01/15/2027	1,622	1,872
2.500% due 01/15/2029 (i)	20,613	24,323
3.625% due 04/15/2028	2,157	2,885
3.875% due 04/15/2029	2,652	3,688
U.S. Treasury Notes
1.250% due 08/31/2015	25,600	25,604
1.750% due 07/31/2015	53,900	55,218
1.875% due 06/30/2015 (f)(i)	256,800	264,725
1.875% due 08/31/2017	51,700	51,676
1.875% due 09/30/2017	119,000	118,796
2.125% due 05/31/2015	114,700	119,628
2.375% due 07/31/2017 (f)(i)	272,900	281,982
2.500% due 04/30/2015	19,600	20,785
2.500% due 06/30/2017 (f)(i)	192,900	201,008
2.750% due 11/30/2016	122,200	129,895
2.750% due 05/31/2017	148,700	157,366
3.000% due 02/28/2017	42,300	45,509
3.125% due 10/31/2016	8,200	8,903
3.125% due 01/31/2017	8,500	9,214
3.125% due 04/30/2017	143,600	155,458
3.250% due 12/31/2016	41,300	45,095
3.250% due 03/31/2017	300	327
9.875% due 11/15/2015	4,400	6,270

Total U.S. Treasury Obligations (Cost $1,783,856)		1,834,160

MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
2.678% due 02/25/2045	1,849	1,609
Arkle Master Issuer PLC
0.459% due 02/17/2052	112,000	110,651

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	4,100	5,582
2.403% due 05/16/2047		11,300	15,384
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		$30	30
5.451% due 01/15/2049		11,600	12,183
5.928% due 05/10/2045		6,400	7,029
5.934% due 02/10/2051		3,200	3,447
Banc of America Funding Corp.
2.893% due 05/25/2035		2,983	2,971
Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033		3,211	3,129
6.500% due 10/25/2031		441	447
6.500% due 09/25/2033		206	213
Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 04/25/2033		507	499
2.979% due 07/25/2034		2,517	2,294
3.141% due 11/25/2034		6,670	5,832
3.399% due 02/25/2033		75	70
3.550% due 01/25/2034		1,136	1,133
3.590% due 11/25/2030		3	3
3.691% due 11/25/2034		1,729	1,654
5.007% due 01/25/2035		1,810	1,825
5.671% due 02/25/2033		88	88
Bear Stearns Alt-A Trust
2.848% due 05/25/2035		4,353	3,422
2.984% due 09/25/2035		2,641	2,008
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,031
5.471% due 01/12/2045		2,800	3,068
5.700% due 06/13/2050		9,400	10,131
5.703% due 06/11/2050		8,600	9,360
Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		5,314	3,687
5.436% due 12/26/2046		3,121	2,229
Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035		1,052	1,016
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,114
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,103
Countrywide Alternative Loan Trust
0.436% due 05/25/2047		4,063	2,257
Countrywide Home Loan Mortgage Pass-Through Trust
3.172% due 02/20/2035		7,512	6,580
3.466% due 11/25/2034		4,382	3,796
4.669% due 02/20/2036		1,311	1,028
5.750% due 05/25/2033		67	68
Credit Suisse First Boston Mortgage Securities Corp.
4.856% due 06/25/2032		21	18
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		900	956
First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035		135	98
First Horizon Asset Securities, Inc.
3.051% due 10/25/2035		8,609	6,955
First Nationwide Trust
6.750% due 08/21/2031		6	6
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		1,610	1,469
0.336% due 01/25/2047		1,815	1,706
Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033		2,824	2,422

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	400	427
5.317% due 06/10/2036	915	1,004
5.444% due 03/10/2039	4,400	4,645
GS Mortgage Securities Corp. II
0.348% due 03/06/2020	7,049	6,846
5.396% due 08/10/2038	905	988
GSR Mortgage Loan Trust
2.923% due 09/25/2035	12,649	12,132
5.196% due 11/25/2035	5,116	4,985
Harborview Mortgage Loan Trust
0.447% due 01/19/2038	9,945	6,246
0.477% due 05/19/2035	919	577
2.956% due 07/19/2035	3,732	3,021
Indymac ARM Trust
2.106% due 01/25/2032	3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	7,084
5.420% due 01/15/2049	20,956	21,840
5.882% due 02/15/2051	2,300	2,416
JPMorgan Mortgage Trust
5.022% due 02/25/2035	2,832	2,873
5.750% due 01/25/2036	3,114	2,818
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	5,500	5,529
Merrill Lynch Floating Trust
0.796% due 07/09/2021	12,197	11,354
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	2,716	2,119
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	115	116
MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	695	585
1.259% due 10/25/2035	1,266	1,090
2.367% due 04/25/2035	14,827	13,778
Morgan Stanley Capital I
0.318% due 10/15/2020	1,586	1,466
5.809% due 12/12/2049	600	636
6.075% due 06/11/2049	3,100	3,321
Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	2,200	2,410
Prime Mortgage Trust
0.656% due 02/25/2019	68	66
0.656% due 02/25/2034	507	460
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	372	382
Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	1,172	1,217
Structured Adjustable Rate Mortgage Loan Trust
5.449% due 07/25/2035	1,072	990
Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	5,644	5,219
0.917% due 09/19/2032	106	93
Structured Asset Securities Corp.
2.318% due 07/25/2032	10	7
2.911% due 02/25/2032	14	13
SunTrust Adjustable Rate Mortgage Loan Trust
5.831% due 02/25/2037	11,526	9,213
Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	2,806	2,731
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	8,062	7,093
0.347% due 09/15/2021	13,753	12,777
5.308% due 11/15/2048	2,000	2,157

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	987	803
1.570% due 11/25/2042	462	403
1.770% due 08/25/2042	1,158	1,026
Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	5,189	4,604
4.900% due 01/25/2035	4,496	4,385
4.986% due 12/25/2034	3,111	3,064

Total Mortgage-Backed Securities (Cost $425,028)		424,612

ASSET-BACKED SECURITIES 0.3%
ACE Securities Corp.
0.306% due 12/25/2036	482	460
Ally Auto Receivables Trust
1.320% due 03/15/2012	3,819	3,830
Amortizing Residential Collateral Trust
0.526% due 06/25/2032	204	170
Asset-Backed Funding Certificates
0.316% due 01/25/2037	403	397
Bear Stearns Asset-Backed Securities Trust
0.336% due 10/25/2036	546	509
0.346% due 06/25/2047	1,348	1,293
Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	354	350
0.306% due 05/25/2047	379	377
Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	660	566
EMC Mortgage Loan Trust
0.626% due 05/25/2040	406	327
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	945	934
Fremont Home Loan Trust
0.316% due 01/25/2037	706	640
HSBC Home Equity Loan Trust
0.547% due 01/20/2034	5,175	4,687
HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	311	287
JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	2,761	2,052
Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	156	133
MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	145	145
Morgan Stanley ABS Capital I
0.296% due 10/25/2036	191	190
Nelnet Student Loan Trust
0.350% due 12/22/2016	3,599	3,591
Park Place Securities, Inc.
0.569% due 10/25/2034	916	897
SBI HELOC Trust
0.426% due 08/25/2036	123	122
Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037	3,069	2,340
SLM Student Loan Trust
0.498% due 10/25/2016	1,380	1,380
2.907% due 12/16/2019	1,900	1,902
Structured Asset Securities Corp.
0.306% due 10/25/2036	540	537
0.546% due 01/25/2033	57	52

Total Asset-Backed Securities (Cost $30,494)		28,168

SOVEREIGN ISSUES 1.9%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,139
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	258	150
10.000% due 01/01/2017		5,200	2,843
Canada Government Bond
2.000% due 12/01/2014	CAD	33,900	33,201
2.500% due 09/01/2013		18,300	18,261
4.500% due 06/01/2015		4,900	5,315
Canada Housing Trust No. 1
3.350% due 12/15/2020		5,400	5,343
Export-Import Bank of China
4.875% due 07/21/2015		$900	1,004
Export-Import Bank of Korea
4.125% due 09/09/2015		12,000	12,636
5.125% due 06/29/2020		3,600	3,891
5.875% due 01/14/2015		29,900	33,489
Korea Development Bank
8.000% due 01/23/2014		3,000	3,512
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,209
Mexico Government International Bond
6.050% due 01/11/2040		4,200	4,830
Panama Government International Bond
7.250% due 03/15/2015		1,600	1,920
Province of Ontario Canada
1.875% due 09/15/2015		2,500	2,516
4.600% due 06/02/2039	CAD	3,900	4,037
4.700% due 06/02/2037		6,300	6,576
Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		$5,000	5,015
South Africa Government International Bond
5.875% due 05/30/2022		500	580

Total Sovereign Issues (Cost $141,698)			150,467

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		316,000	2,480

Total Convertible Preferred Securities (Cost $987)			2,480

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup, Inc.
6.150% due 12/15/2012		203,996	3,050
DG Funding Trust
0.652% due 12/31/2049		1,239	9,561

Total Preferred Securities (Cost $16,267)			12,611

SHORT-TERM INSTRUMENTS 30.1%
REPURCHASE AGREEMENTS 1.3%
Barclays Capital, Inc.
0.250% due 10/01/2010	93,000	93,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $94,842. Repurchase proceeds are $93,001.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	4,173	4,173
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $4,257. Repurchase proceeds are $4,173.)
TD Securities (USA) LLC
0.200% due 10/01/2010	6,900	6,900

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.875% - 2.500% due 06/30/2017 - 09/30/2017 valued at $7,048. Repurchase proceeds are $6,900.)		104,073

U.S. TREASURY BILLS 0.1%
0.094% due 10/07/2010 - 10/21/2010 (c)(f)(g)	11,420	11,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 28.7%
	229,057,605	2,294,699

Total Short-Term Instruments (Cost $2,409,612)		2,410,192

Total Investments 118.4% (Cost $9,229,616)		$9,484,009
Written Options (k) (0.1%) (Premiums $21,552)		(12,586)
Other Assets and Liabilities (Net) (18.3%)		(1,462,733)

Net Assets 100.0%		$8,008,690

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-Issued security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $17,480 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(g)	Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $169,769 at a weighted average interest rate of 0.054%. On September 30, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $10,577 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,457	$5,900
90-Day Eurodollar December Futures	Long	12/2011	315	188
90-Day Eurodollar June Futures	Long	06/2011	1,308	890
90-Day Eurodollar June Futures	Long	06/2012	315	268
90-Day Eurodollar March Futures	Long	03/2011	3,844	2,516
90-Day Eurodollar March Futures	Long	03/2012	315	230
90-Day Eurodollar September Futures	Long	09/2011	533	301
U.S. Treasury 5-Year Note December Futures	Long	12/2010	373	309
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,316	863

				$11,465

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	1.637%		$1,100	$1	$0	$1
American International Group, Inc.	DUB	5.000%	12/20/2013	1.855%		3,700	365	(333)	698
American International Group, Inc.	JPM	5.000%	09/20/2016	2.395%		4,000	550	(340)	890
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		5,300	(119)	(94)	(25)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.248%		3,900	(37)	0	(37)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		2,600	(58)	(46)	(12)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		2,600	(58)	(47)	(11)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		1,000	(4)	(14)	10
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		2,300	(13)	(20)	7
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		700	(4)	(6)	2
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		1,000	(6)	(16)	10
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		8,200	(34)	(209)	175
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		5,500	(32)	(69)	37
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%		6,600	(28)	(71)	43
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%		900	(4)	(12)	8
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		3,300	(19)	(33)	14
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		10,900	(46)	(120)	74
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		3,300	(19)	(34)	15
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%		1,500	(6)	(14)	8
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		700	(4)	(7)	3
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%		5,000	88	24	64
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		1,000	1	(6)	7
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		500	0	(3)	3
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		1,100	1	(6)	7
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		2,500	2	(14)	16
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	2.987%		500	38	(11)	49
France Government Bond	BOA	0.250%	03/20/2015	0.740%		2,200	(47)	(38)	(9)
France Government Bond	CITI	0.250%	03/20/2015	0.740%		2,000	(43)	(33)	(10)
France Government Bond	GSC	0.250%	03/20/2015	0.740%		2,200	(46)	(38)	(8)
France Government Bond	RBS	0.250%	03/20/2015	0.740%		1,900	(40)	(32)	(8)
France Government Bond	UBS	0.250%	09/20/2015	0.780%		5,000	(126)	(132)	6
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%		600	0	0	0
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%		2,200	0	0	0
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		2,000	77	106	(29)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%		800	0	0	0
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%		2,000	59	(98)	157
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%		5,000	361	0	361
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%		1,000	0	0	0
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%		1,600	5	0	5
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.201%		2,800	108	152	(44)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		11,100	1,073	0	1,073
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		700	0	0	0
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		10,000	297	(500)	797
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		1,000	(2)	(16)	14
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		1,100	(19)	(26)	7
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		1,200	26	13	13
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		2,400	54	29	25
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		1,700	(2)	(3)	1
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		7,500	(402)	(492)	90
MetLife, Inc.	CITI	1.000%	06/20/2011	1.068%		2,000	0	(30)	30
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		5,500	(27)	(124)	97
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		400	(3)	(5)	2
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.121%		3,600	(18)	(83)	65
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%		1,200	(10)	(18)	8
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		1,200	(19)	0	(19)
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		5,400	(45)	(63)	18
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		600	(5)	(9)	4
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%		1,000	3	0	3
SLM Corp.	BCLY	5.000%	12/20/2013	4.572%		2,000	28	(270)	298
SLM Corp.	CITI	5.000%	12/20/2013	4.572%		2,700	37	(385)	422
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.474%	EUR	26,600	(388)	(399)	11
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		$600	11	4	7
United Kingdom Gilt	CSFB	1.000%	03/20/2015	0.590%		9,700	176	23	153
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		2,800	51	20	31
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		600	11	5	6
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		10,700	195	47	148
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		900	16	7	9
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		31,100	566	121	445
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		4,500	21	30	(9)
Wells Fargo & Co.	DUB	1.520%	03/20/2013	0.692%		2,700	56	0	56

							$2,546	$(3,737)	$6,283

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	$2,600	$287	$259	$28
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	66,000	8,179	8,422	(243)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	1,000	124	137	(13)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	19,100	2,367	2,313	54
CDX.EM-13 Index	GSC	5.000%	06/20/2015	400	50	50	0
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	29,200	3,618	3,487	131
CDX.EM-13 Index	JPM	5.000%	06/20/2015	3,000	372	345	27
CDX.EM-13 Index	MSC	5.000%	06/20/2015	11,000	1,363	1,288	75
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	10,100	1,344	1,278	66
CDX.EM-14 Index	BOA	5.000%	12/20/2015	1,400	186	183	3
CDX.EM-14 Index	DUB	5.000%	12/20/2015	7,600	1,012	984	28
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	3,700	492	482	10
CDX.EM-14 Index	MSC	5.000%	12/20/2015	4,900	652	637	15
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	14,155	(30)	0	(30)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(10)	0	(10)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	3,659	(5)	0	(5)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	10,900	(82)	(170)	88
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015	2,000	(15)	(32)	17
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	13,200	(327)	(384)	57
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	1,100	(28)	(30)	2
CDX.IG-9 5-Year Index 15-30%	GSC	1.120%	12/20/2012	20,100	411	0	411
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	94	0	94
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	9,100	154	0	154
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	35,590	481	0	481
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	23,341	288	0	288
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,833	19	0	19
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	43	0	43
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	46	0	46
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	5,691	48	0	48
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	35,200	(103)	(172)	69
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	24,100	(71)	(100)	29
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	39,000	(115)	(159)	44
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	5,900	(17)	(28)	11

					$20,827	$18,790	$2,037

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,200	$458	$(6)	$464
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,900	93	0	93
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	23,400	(194)	(422)	228
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		2,100	8	0	8
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		1,300	5	0	5
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		3,200	12	0	12
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		3,100	21	5	16
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		20,700	140	20	120
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		16,200	106	27	79
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		35,200	230	51	179
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		8,600	90	39	51
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,700	191	88	103
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		16,300	71	0	71
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		12,300	58	0	58
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		44,000	210	(20)	230
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,900	18	9	9
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	422	0	422
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,700	43	11	32
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	703	(160)	863
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	662	(12)	674
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	70	8	62
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	239	17	222
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		18,300	102	1	101
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		12,900	59	(9)	68
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		75,300	455	19	436
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		81,200	491	47	444
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		79,800	432	124	308
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		32,100	174	0	174
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		19,300	120	(28)	148
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		6,100	12	7	5
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	15	7	8
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		11,600	80	18	62
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	32	22	10
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		5,600	47	14	33
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	584	192	392
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	854	(53)	907
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		36,100	411	169	242
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		31,700	289	69	220
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		35,400	366	123	243
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		52,900	675	80	595
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		29,500	65	(1)	66
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		6,500	40	29	11
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		6,100	51	0	51
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	129	(3)	132
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		6,200	67	17	50
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		75,100	1,112	155	957
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		39,600	603	59	544
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		32,800	550	228	322
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	514	0	514
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	88,800	(373)	21	(394)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		50,300	801	0	801
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	22,300	77	(193)	270
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		22,600	78	(173)	251
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		81,800	281	(585)	866
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		22,800	78	(199)	277
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	86,000	428	38	390

							$13,419	$(150)	$13,569

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	211	$108	$136
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	361	96	153
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	572	316	96

				$520	$385

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	$11,100	$156	$64
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,800	472	283
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	23,300	46	43
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	23,300	70	5
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	20,600	286	118
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	93,700	1,025	502
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	81,000	682	542
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	16,300	24	30
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	77,500	201	392
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	77,500	376	4
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	113,500	1,232	608
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	61,900	1,530	883
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,700	66	64
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	40,400	200	8
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	65,200	94	121
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	160,100	1,057	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	10,200	139	59
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	58
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	79,300	863	425
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	10,300	142	59
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	18,000	31	33
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	92,600	208	468
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	18,000	54	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	92,600	394	4
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	135,300	1,372	725
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	67,300	141	125
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	67,300	242	13
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	15,500	104	908
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	15,500	124	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	9
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	11,500	74	77
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	119,100	248	602
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	119,100	667	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	302,200	1,935	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	23,400	331	134
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	37,300	366	248
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	210,500	1,861	1,128
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	20,600	517	294
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	332,000	2,636	2,219

							$20,262	$11,263

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010		$11,400	$61	$46
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		11,100	61	47
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,000	3	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,000	8	8

							$133	$105

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$171
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	417
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	191
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	54

						$637	$833

(l)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2040	$109,000	$116,885	$117,124
Freddie Mac	5.500%	10/01/2040	9,000	9,587	9,547
Ginnie Mae	6.000%	10/01/2040	7,000	7,596	7,599

				$134,068	$134,270

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	92	10/2010	BOA	$0	$(2)	$(2)
Buy		2,055	10/2010	CITI	6	0	6
Sell		2,055	10/2010	CITI	0	(6)	(6)
Buy		3,000	10/2010	CSFB	85	0	85
Buy		4,785	10/2010	MSC	391	0	391
Buy		9,334	10/2010	RBS	727	0	727
Buy		2,055	10/2010	UBS	12	0	12
Buy	BRL	14,394	10/2010	BOA	407	0	407
Buy		5,155	10/2010	DUB	147	0	147
Buy		53,415	10/2010	HSBC	1,869	0	1,869
Sell		166,094	10/2010	HSBC	0	(4,348)	(4,348)
Buy		51,238	10/2010	JPM	1,761	0	1,761
Buy		38,442	10/2010	MSC	1,220	0	1,220
Sell		41,264	10/2010	MSC	0	(1,206)	(1,206)
Buy		6,895	10/2010	RBC	175	0	175
Buy		37,819	10/2010	RBS	1,152	0	1,152
Buy		174,172	12/2010	HSBC	4,526	0	4,526
Buy		42,647	12/2010	MSC	1,205	0	1,205
Buy		8,476	12/2010	RBS	150	0	150
Buy		930	09/2011	BOA	9	0	9
Buy		930	09/2011	MSC	9	0	9
Buy	CAD	1,652	10/2010	BNP	5	0	5
Sell		2,374	10/2010	CITI	0	(7)	(7)
Buy		722	10/2010	DUB	2	0	2
Buy		3,083	11/2010	BCLY	0	(6)	(6)
Sell		6,554	11/2010	BCLY	0	(217)	(217)
Buy		2,881	11/2010	BNP	0	(5)	(5)
Buy		16,813	11/2010	BOA	0	(19)	(19)
Buy		2,374	11/2010	CITI	6	0	6
Buy		2,977	11/2010	CSFB	0	(7)	(7)
Sell		5,388	11/2010	CSFB	0	(113)	(113)
Sell		2,621	11/2010	DUB	16	0	16
Sell		4,102	11/2010	MSC	0	(85)	(85)
Sell		17,071	11/2010	RBC	0	(252)	(252)
Sell		1,234	11/2010	RBS	7	0	7
Buy	CNY	188,563	11/2010	BCLY	421	(4)	417
Buy		10,905	11/2010	CITI	0	(8)	(8)
Buy		28,134	11/2010	DUB	0	(26)	(26)
Buy		11,090	11/2010	MSC	0	(12)	(12)
Sell	EUR	183,075	10/2010	BNP	0	(13,156)	(13,156)
Sell		1,693	10/2010	UBS	0	(123)	(123)
Sell		5,365	11/2010	BCLY	0	(335)	(335)
Sell		875	11/2010	CSFB	0	(5)	(5)
Buy		90,340	11/2010	DUB	7,417	0	7,417
Buy		4,622	11/2010	RBS	126	0	126
Sell		15,400	11/2010	UBS	0	(238)	(238)
Buy	GBP	3,000	10/2010	CITI	0	(24)	(24)
Sell		8,100	10/2010	CITI	0	(29)	(29)
Buy		5,100	10/2010	HSBC	0	(45)	(45)
Buy		8,100	12/2010	CITI	29	0	29
Sell		10,481	12/2010	CITI	0	(183)	(183)
Sell		2,241	12/2010	GSC	0	(30)	(30)
Buy		4,000	12/2010	RBS	0	(29)	(29)
Sell		5,062	12/2010	UBS	0	(75)	(75)
Sell	IDR	19,961,435	10/2010	BCLY	0	(8)	(8)
Buy		6,000,300	10/2010	BOA	84	0	84
Buy		42,121,043	10/2010	CITI	560	0	560
Sell		20,465,700	10/2010	CITI	0	(17)	(17)
Sell		26,011,800	10/2010	HSBC	0	(17)	(17)
Buy		6,000,300	10/2010	RBS	84	0	84
Buy		12,317,292	10/2010	UBS	143	0	143
Buy		65,831,420	11/2010	BCLY	110	0	110
Buy		6,616,400	11/2010	CITI	61	0	61
Buy		11,486,280	11/2010	DUB	31	0	31
Buy		11,622,800	11/2010	HSBC	54	0	54
Buy		36,989,200	11/2010	JPM	41	0	41
Buy		15,360,900	11/2010	MSC	20	0	20
Buy		10,388,090	04/2011	CITI	14	0	14
Buy		8,307,000	04/2011	JPM	15	0	15
Buy		4,605,000	04/2011	MSC	7	0	7
Buy		29,581,636	07/2011	BCLY	19	0	19
Buy		3,402,000	07/2011	BNP	9	0	9
Buy		31,339,100	07/2011	CITI	60	0	60
Buy		54,762,000	07/2011	HSBC	89	0	89
Buy		3,024,000	07/2011	RBS	8	0	8
Buy	INR	111,792	11/2010	BCLY	71	0	71
Buy		45,660	01/2011	BCLY	0	(1)	(1)
Buy		186,468	01/2011	CITI	0	(20)	(20)
Buy		45,680	01/2011	JPM	0	0	0
Buy		91,410	01/2011	MSC	0	0	0
Sell	JPY	7,772,483	11/2010	MSC	0	(774)	(774)
Buy	KRW	1,637,294	11/2010	BCLY	39	0	39
Sell		669,409	11/2010	BCLY	0	(34)	(34)
Buy		2,597,918	11/2010	BOA	69	0	69
Buy		4,010,645	11/2010	CITI	66	0	66
Sell		9,133,790	11/2010	CITI	0	(595)	(595)
Buy		674,308	11/2010	DUB	10	0	10
Buy		351,900	11/2010	GSC	8	0	8
Buy		5,278,478	11/2010	JPM	19	(27)	(8)
Sell		3,429,750	11/2010	JPM	0	(229)	(229)
Buy		8,772,428	11/2010	MSC	223	(1)	222
Buy		813,050	11/2010	RBS	12	0	12
Sell		300,750	11/2010	RBS	0	(16)	(16)
Buy		11,697,846	01/2011	MSC	28	(15)	13
Buy	MXN	245,439	02/2011	BCLY	585	0	585
Buy		18,002	02/2011	CITI	12	(3)	9
Buy		6,367	02/2011	DUB	0	(1)	(1)
Buy		12,694	02/2011	JPM	0	(6)	(6)
Buy		89,059	02/2011	MSC	12	(39)	(27)
Buy		7,639	02/2011	UBS	0	(2)	(2)
Buy	MYR	11,599	10/2010	BCLY	341	0	341
Sell		4,480	10/2010	BCLY	0	(1)	(1)
Buy		1,372	10/2010	BOA	44	0	44
Buy		11,279	10/2010	CITI	295	0	295
Buy		5,813	10/2010	DUB	103	0	103
Buy		4,480	02/2011	BCLY	0	(3)	(3)
Buy		3,410	02/2011	HSBC	0	(4)	(4)
Buy		3,413	02/2011	JPM	0	(4)	(4)
Buy	PHP	4,055	11/2010	BCLY	5	0	5
Buy		338,927	11/2010	CITI	14	(7)	7
Buy		3,880	11/2010	DUB	5	0	5
Buy		161,031	06/2011	BCLY	0	(21)	(21)
Buy		98,704	06/2011	JPM	0	(6)	(6)
Buy	SGD	1,600	11/2010	BCLY	16	0	16
Buy		1,600	11/2010	CITI	17	0	17
Buy		1,322	03/2011	CITI	5	0	5
Buy		3,037	03/2011	HSBC	9	0	9
Buy		793	03/2011	MSC	3	0	3
Buy	TRY	1,667	01/2011	BCLY	29	0	29
Buy		3,653	01/2011	CITI	75	0	75
Buy		755	01/2011	CSFB	11	0	11
Buy		5,535	01/2011	HSBC	51	0	51
Buy		8,127	01/2011	JPM	107	0	107
Buy	TWD	42,784	10/2010	BCLY	0	(12)	(12)
Buy		7,676	10/2010	CITI	1	0	1
Buy		34,089	10/2010	DUB	0	(9)	(9)
Buy		18,060	01/2011	DUB	1	(4)	(3)
Buy		11,057	01/2011	JPM	4	0	4
Buy		17,020	01/2011	MSC	4	0	4
Buy		9,218	01/2011	UBS	5	0	5
Buy	ZAR	29,271	10/2010	BCLY	184	0	184
Buy		3,616	10/2010	BOA	17	0	17
Buy		10,305	10/2010	CITI	73	0	73
Buy		20,537	10/2010	HSBC	135	0	135
Buy		7,298	10/2010	JPM	43	0	43
Buy		11,010	10/2010	MSC	74	0	74
Buy		19,612	10/2010	UBS	103	0	103
Buy		7,284	01/2011	BCLY	26	0	26
Buy		7,284	01/2011	JPM	26	0	26
Buy		8,362	09/2011	BCLY	38	0	38
Buy		4,559	09/2011	MSC	21	0	21
Buy		3,800	09/2011	UBS	17	0	17

					$26,345	$(22,471)	$3,874

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$9,964	$0	$9,964
Corporate Bonds & Notes
Banking & Finance	1,099	1,592,558	0	1,593,657
Industrials	0	304,920	0	304,920
Utilities	0	96,709	0	96,709
Convertible Bonds & Notes
Industrials	0	36,497	0	36,497
Municipal Bonds & Notes
California	0	79,438	0	79,438
Colorado	0	4,052	0	4,052
Connecticut	0	19,504	0	19,504
Florida	0	5,170	0	5,170
Illinois	0	12,268	0	12,268
Iowa	0	829	0	829
Nebraska	0	6,964	0	6,964
Nevada	0	4,551	0	4,551
New Jersey	0	48,277	0	48,277
New York	0	6,320	0	6,320
Ohio	0	81	0	81
Texas	0	17,944	0	17,944
U.S. Government Agencies	0	2,374,131	43	2,374,174
U.S. Treasury Obligations	0	1,834,160	0	1,834,160
Mortgage-Backed Securities	0	403,646	20,966	424,612
Asset-Backed Securities	0	28,168	0	28,168
Sovereign Issues	0	150,467	0	150,467
Convertible Preferred Securities
Consumer Discretionary	0	2,480	0	2,480
Preferred Securities
Banking & Finance	0	3,050	9,561	12,611
Short-Term Instruments
Repurchase Agreements	0	104,073	0	104,073
U.S. Treasury Bills	0	11,420	0	11,420
PIMCO Short-Term Floating NAV Portfolio	2,294,699	0	0	2,294,699

Investments, at value	$2,295,798	$7,157,641	$30,570	$9,484,009
Short Sales, at value	$0	$(134,270)	$0	$(134,270)

Financial Derivative on Instruments (7) - Assets
Credit Contracts	0	8,842	0	8,842
Foreign Exchange Contracts	0	26,345	0	26,345
Interest Rate Contracts	11,465	13,963	0	25,428

	$11,465	$49,150	$0	$60,615

Financial Derivative on Instruments (7) - Liabilities
Credit Contracts	0	(522)	(105)	(627)
Foreign Exchange Contracts	0	(22,471)	0	(22,471)
Interest Rate Contracts	0	(12,042)	(833)	(12,875)

	$0	$(35,035)	$(938)	$(35,973)

Totals	$2,307,263	$7,037,486	$29,632	$9,374,381

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 12/31/2009	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$32,925	$0	$0	$0	$0	$5,854	$0	$(38,779)	$0	$0
Industrials	596	0	0	0	0	(25)	0	(571)	0	0
U.S. Government Agencies	45	0	(2)	0	0	0	0	0	43	0
Mortgage-Backed Securities	0	20,623	0	0	0	343	0	0	20,966	343
Preferred Securities
Banking & Finance	10,994	0	0	0	0	(1,433)	0	0	9,561	(1,433)

Investments, at value	$44,560	$20,623	$(2)	$0	$0	$4,739	$0	$(39,350)	$30,570	$(1,090)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(133)	0	0	28	0	0	(105)	28
Interest Rate Contracts	0	0	(637)	0	0	(196)	0	0	(833)	(196)

	$0	$0	$(770)	$0	$0	$(168)	$0	$0	$(938)	$(168)

Totals	$44,560	$20,623	$(772)	$0	$0	$4,571	$0	$(39,350)	$29,632	$(1,258)

(1)	See note 4 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO (THE “CRRS PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Portfolio in order to effect certain investments for the CRRS Portfolio consistent with the CRRS Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Portfolio and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of September 30, 2010, net assets of the CRRS Portfolio were approximately $569 million, of which approximately $136 million, or approximately 23.8%, represented the CRRS Portfolio’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

2. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO (THE “GMA PORTFOLIO”)

The PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the GMA Portfolio in order to effect certain investments for the GMA Portfolio consistent with the GMA Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Portfolio and the GMA Subsidiary on January 14, 2009, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of September 30, 2010, net assets of the GMA Portfolio were approximately $640 million, of which approximately $9 million, or approximately 1.4%, represented the GMA Portfolio’s ownership of all issued shares and voting rights of the GMA Subsidiary.

3. Federal Income Tax Matters

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS and GMA Portfolios in which the IRS specifically concluded that income derived from the CRRS and GMA Portfolios’ investment in the Subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS and GMA Portfolios. Based on such rulings, the CRRS and GMA Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Portfolios as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Portfolios as income for Federal income tax purposes.

As of September 30, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$88,178	$0	$88,178
CommodityRealReturn® Strategy Portfolio	14,490	(2,344)	12,146
Emerging Markets Bond Portfolio	27,470	(609)	26,861
Foreign Bond Portfolio (Unhedged)	1,960	(44)	1,916
Foreign Bond Portfolio (U.S. Dollar-Hedged)	4,228	(2,067)	2,161
Global Bond Portfolio (Unhedged)	34,194	(7,771)	26,423
Global Multi-Asset Portfolio	25,262	(1,237)	24,025
High Yield Portfolio	50,701	(9,808)	40,893
Long-Term U.S. Government Portfolio	10,792	(1,145)	9,647
Low Duration Portfolio	27,284	(20,695)	6,589
Real Return Portfolio	57,812	(13,449)	44,363
Short-Term Portfolio	357	(273)	84
Total Return Portfolio	302,136	(47,743)	254,393

4. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Portfolio uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICSTR3	Dow Jones-UBS Customized Post Roll Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBS	Dow Jones-UBS Commodity Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCKWP	S&P GSCI Kansas Wheat Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ENHGD84T	Dow Jones-AIG E84 Total Return	SPGCWHP	S&P GSCI Wheat Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	SPDR	Standard & Poor’s Depository Receipts
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 23, 2010

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2010